Filed with the Securities and Exchange Commission on December 2, 2005
                                                                File No. 2-95074
                                                              File No. 811-04193

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    FORM N-1A
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933     [X]
                      Pre-Effective Amendment No. __                 [ ]
                     Post-Effective Amendment No. 27                 [X]
                                     and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940   [X]
                                Amendment No. 29                     [X]

                        (Check appropriate box or boxes)
                                   ----------

                              RSI RETIREMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                 150 East 42nd Street, New York, New York 10017
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (2l2) 503-0100

                                   ----------
                             Stephen P. Pollak, Esq.
                              150 East 42nd Street
                            New York, New York 10017
                     (Name and address of agent for service)

                                    Copy to:
                             Joel H. Goldberg, Esq.
                             Shearman & Sterling LLP
                              599 Lexington Avenue
                          New York, New York 10022-6069

                                   ----------
It is proposed that this filing will become effective:
  (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [X] on February 1, 2006 pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               P R O S P E C T U S

                              RSI RETIREMENT TRUST





                                                             Core Equity Fund

                                                            Value Equity Fund

                                                  Emerging Growth Equity Fund

                                                    International Equity Fund

                                                   Actively Managed Bond Fund

                                                  Intermediate-Term Bond Fund












            Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus.
           Any representation to the contrary is a criminal offense.


                                February 1, 2006

                                TABLE OF CONTENTS
                                                                           Page



   OVERVIEW                                                                  1

   THE EQUITY FUNDS                                                          2

      CORE EQUITY FUND                                                       2
      VALUE EQUITY FUND                                                      2
      EMERGING GROWTH EQUITY FUND                                            2
      INTERNATIONAL EQUITY FUND                                              2
      PRINCIPAL STRATEGIES                                                   2
      MAIN RISKS                                                             4
      RISK COMPARISON AMONG THE FUNDS                                        4
      FUND PERFORMANCE                                                       5

   FEE TABLE                                                                 8

   THE BOND FUNDS                                                            9

      ACTIVELY MANAGED BOND FUND                                             9
      INTERMEDIATE-TERM BOND FUND                                            9
      PRINCIPAL STRATEGIES                                                   9
      MAIN RISKS                                                            10
      RISK COMPARISON AMONG THE FUNDS                                       11
      FUND PERFORMANCE                                                      11

   FEE TABLE                                                                12

   OTHER INFORMATION ABOUT THE FUNDS' INVESTMENTS                           14

      SPECIAL POLICY RELATING TO DISTRIBUTIONS                              14
      ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES
        AND RISKS                                                           14

   HOW THE FUNDS ARE MANAGED                                                19

      MANAGER OF MANAGERS STRUCTURE                                         19
      THE INVESTMENT ADVISERS                                               19
      THE PORTFOLIO MANAGERS                                                21
      AMOUNTS PAID FOR PORTFOLIO MANAGEMENT                                 22

   INVESTING IN THE TRUST                                                   23

      WHO MAY INVEST                                                        23
      EMPLOYER SPONSORED PLANS                                              23
      FULL PARTICIPATING TRUSTS                                             24
      PARTICIPATING TRUST OF ELIGIBLE EMPLOYERS OTHER THAN FULL
        PARTICIPATING TRUSTS                                                26
      INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)                                 26

   PURCHASES                                                                26

   WITHDRAWALS AND EXCHANGES                                                27

      WITHDRAWALS FROM INVESTMENT FUNDS (REDEMPTIONS)                       27
      WITHDRAWAL DUE TO DISQUALIFICATION                                    28
      EXCHANGES                                                             28

   VALUATION OF UNITS                                                       30

   DISTRIBUTIONS AND TAXES                                                  30

   SELECTIVE DISCLOSURE                                                     31

   ADMINISTRATION OF THE TRUST                                              31

      THE DISTRIBUTION AGREEMENT                                            31

      THE SERVICE AGREEMENT                                                 31
      CUSTODIAN                                                             31
      EXPENSES                                                              32

   GENERAL INFORMATION                                                      32

      UNITS OF BENEFICIAL INTEREST AND VOTING RIGHTS                        32

   FINANCIAL HIGHLIGHTS                                                     33

   COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                40

                              RSI RETIREMENT TRUST

                                    OVERVIEW

     RSI Retirement Trust (the "Trust") is a no load series mutual fund that currently offers six investment funds ("Investment Funds" or "Funds"), each with its own investment objectives and investment strategies. The Investment Funds include four equity funds (the "Equity Funds") and two fixed-income funds (the "Bond Funds").

     Each of the Investment Funds has an objective of a total return* that exceeds the total return of a specified index or average. The primary investments of each Investment Fund are:

           Core Equity Fund:  Equity securities of
                              companies considered for growth
                              only and for growth and income, or
                              equity securities included in the
                              S&P 500(R) Index.

          Value Equity Fund:  Equity securities of companies considered to be undervalued.

Emerging Growth Equity Fund:  Equity securities of companies with small market capitalizations, including rapidly growing, emerging companies.

  International Equity Fund:  Equity securities of companies domiciled outside of the United States.

 Actively Managed Bond Fund:  U.S. government securities and high grade corporate bonds, without limit as to maturity.

Intermediate-Term Bond Fund:  U.S. government securities and high grade corporate bonds, with an average weighted portfolio maturity of 2 1/2 to 5 years and average modified duration of 2 1/2 to 4 years.


         *Total return includes both capital return (appreciation or depreciation in net asset value) and income return (dividends and any interest income, net of operating expenses).

--------------------------------------------------------------------------------
The Funds are offered only to:

- Employer-sponsored tax-exempt retirement trusts implementing tax-qualified pension or profit sharing plans; and

- Tax-exempt individual retirement trusts or custodial accounts, funding Individual Retirement Accounts.
--------------------------------------------------------------------------------

     This Prospectus sets forth information about the Funds that an investor ought to know before investing. Please read and retain this Prospectus for future reference. For information about how to obtain additional information about the Trust and the Investment Funds, see the back cover of this Prospectus.


                                THE EQUITY FUNDS

Core Equity Fund:
o Objective: A total return that exceeds the total return of the Lipper Large-Cap Core Funds Average measured over a period of three to five years.
o Primary investments: Equity securities (common stocks and other equity-based securities).

Value Equity Fund:
o Objective: A total return that exceeds the total return of the Lipper Large-Cap Value Funds Average measured over a period of three to five years.
o Primary investments: Equity securities of companies considered to be undervalued.

Emerging Growth Equity Fund:
o Objective: A total return that exceeds the total return of the Lipper Small-Cap Core Funds Average measured over a period of three to five years.
o Primary investments: Equity securities of companies with small market capitalizations, including rapidly growing, emerging companies.

International Equity Fund:
o Objective: A total return (currency adjusted) that exceeds the total return of the Lipper International Large-Cap Core Funds Average measured over a period of three to five years.
o Primary investments: Equity securities of companies domiciled outside of the United States.


     The investment objectives of all the Funds are not fundamental and may be changed by the Board of Trustees ("Trustees") without unitholder approval. There is no assurance that any Fund will meet its objective, and investors in any of the Funds could lose money. Each Fund will provide 60 days' prior written notice to unitholders of a change in its non-fundamental policy of investing the stated amounts in investments suggested by its name.


Principal Strategies

     All of the Equity Funds invest primarily in common stocks and other equity-based securities, such as securities convertible into common stocks, warrants to purchase common stocks, and American Depositary Receipts ("ADRs") for common stock of foreign companies. Each of the Equity Funds may temporarily hold a portion (not exceeding 25%) of its assets in cash equivalents. Under normal market conditions, however, the Funds will be fully invested (i.e., at least 90%) in equity-based securities.

     In general, the Equity Funds will invest in companies with market capitalizations in excess of $1 billion, except for the Emerging Growth Equity Fund, which will normally invest in companies with market capitalizations ranging from $50 million to $2.0 billion or companies whose securities are included in the Russell 2000(R) Index, determined at time of purchase. Except for the International Equity Fund, each of the Equity Funds may invest no more than 20% of its total assets in securities of foreign issuers.

     Subject to the following sentence, the Core Equity Fund will select securities of a company considering such factors as the sales, growth, and profitability prospects for the company's economic sector and markets and the products or services it provides; the financial condition of the company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate of the company, and the relation of those figures to the current price. Forty percent of the Fund will be managed using an index approach, seeking to track the performance of the S&P 500 Index (the "Index"), selecting securities based upon their inclusion in the Index.

     The Index portion of the Fund will be managed using a replication strategy, under which the manager will seek to track the performance of the Index by purchasing the securities represented in the Index in approximately the same weightings as the Index. Generally, securities in the Index portion of the Fund will not be changed other than in conjunction with changes in the Index, even if there are adverse developments concerning a particular security, company or industry. The Index portion will be subject to "index risk" which means that the performance of the Index portion of the Fund will be closely tied to the Index. If the Index loses value, it is likely that the performance of the Index portion will go down as well. In addition, performance will not exactly match that of the Index because the Fund incurs operating expenses and investment overhead as part of its normal operations while an index is an unmanaged group of securities that does not have these expenses. The factors that can cause the Index portion to perform differently from the Index are called tracking differences.

     The Value Equity Fund will select securities of companies that its investment manager considers to be "undervalued" due to the perceptions of other investors and selling at unjustifiably low price-to-earnings ratios or price-to-book ratios, or offer exceptional dividend yield. The investment manager looks for financially sound companies that offer prospects for significant earnings or dividend growth relative to their market prices. At the time of purchase by the Fund, such companies generally will have price-to-earnings or other valuation ratios that are lower than average for companies included in the broad stock market indices.

     The Emerging Growth Equity Fund will select securities of companies that its investment manager expects to experience earnings growth and/or above average capital appreciation in the next few years. Such companies may include: newer companies that are able to identify and service a market niche; more mature companies that restructure their operations or develop a new product or service that enhances the company's sales and profit growth potential; and small to medium-sized companies (i.e., companies with market capitalizations ranging from $50 million to $2.0 billion or companies whose securities are included in the Russell 2000(R) Index, determined at time of purchase) that, because of successful market penetration, expect to experience accelerating revenue and earnings growth. Compared to companies in the same or a similar industry and included in the broad stock market indices, emerging growth companies generally exhibit higher than average sales, earnings and growth, and smaller than average market capitalization and/or above average capital appreciation.

     The International Equity Fund invests primarily in securities of companies domiciled outside of the United States, and may also invest in securities of United States companies which derive, or are expected to derive, a majority of their revenues from operations outside the United States. However, investments in such United States companies will normally be less than 10% of the Fund's total assets. The Fund will not invest in developing countries, and it will not invest in any foreign market unless the investment adviser, the Fund custodian and Fund management are satisfied with local administrative and regulatory controls within the market.

     The International Equity Fund will select securities of companies considering such factors as the sales, growth, and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company, its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security;

how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate for the company, and the relation of those figures to the current price.

     All of the Funds will sell securities when the investment manager deems them to have fulfilled the potential for which they were chosen, when they are deemed to no longer fit the strategy of the Fund, or to obtain cash for other, more promising investments. None of the Funds will purchase securities solely for the purpose of short-term trading, but the turnover rate for a Fund will not be a factor preventing sale or purchase when the investment manager believes investment considerations warrant such sale or purchase.


Main Risks

     Market risk: Market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Such downturns can cause the securities held by the Funds to lose value, even if those securities are performing as well as or better than the market generally. Investments in foreign markets are subject to similar market risk, and there is a risk that a foreign market may decline during a period when the United States stock market is stable or rising.

     Stock selection risk: Stock selection risk is the risk that the Funds' investment managers will make the wrong choices when selecting investments (e.g., a Fund's investments may underperform the market or securities of similar companies, securities of a company selected by a Fund as being undervalued may fail to appreciate as expected). You should be aware that the performance of different types of equity securities may decline under varying market conditions. For example, "growth" stocks (in which the Core Equity Fund and Emerging Growth Equity Fund may invest) may perform well under circumstances in which "value" stocks (in which the Value Equity Fund invests) in general have fallen and vice versa.

     Liquidity risk: Liquidity risk is the risk of possible limited volume of frequency of trades for certain issues.

     Inflation risk: Inflation risk is the risk that a portion of an investment's return may be eliminated by inflation.

     Foreign investment risk: The International Equity Fund invests primarily in foreign securities. Investments in securities of foreign issuers and in securities involving foreign currencies have additional risks, including the effect of different economies, changes in currency rates, possible adverse political and economic developments, and possible government-imposed investment restrictions. Also, foreign securities trading on foreign exchanges may be less liquid and more volatile than securities of comparable domestic issuers trading in United States markets. Therefore, foreign securities may be harder to value and harder to buy or sell than U.S. securities.

Risk Comparison Among The Funds

     Over time, the Core Equity Fund may exhibit a slightly higher degree of risk and price volatility than the Value Equity Fund.

     The Emerging Growth Equity Fund generally will have a higher degree of risk and price volatility than the Core Equity Fund, the Value Equity Fund, and the International Equity Fund.

Fund Performance

     The following bar graphs and tables give some indication of the risks of investing in the Funds by showing changes in a Fund's performance from year to year over a 10-year period and by showing how a Fund's average annual returns for one, five, and ten years compare to that of a broad-based securities market index. How a Fund has performed in the past is not necessarily an indication of how a Fund will perform in the future.

     The figures for best and worst quarter returns during the same 10-year period show the Funds' potential for short-term performance swings.



                              Calendar Year Total Returns

                               1996       1997       1998     1999      2000      2001      2002    2003      2004      2005
Core Equity Fund              21.53%     25.32%     25.85%   20.29%    -5.66%    -17.76%   -29.69%  23.76%    6.72%
                                                                                                                       ------
Value Equity Fund             25.90      31.70      17.90    14.38     17.60      -7.84    -18.88   23.88    12.52%
                                                                                                                       ------
Emerging Growth Equity Fund   27.09       8.25      -7.08    76.31     -9.67     -17.78    -42.97   40.21    14.16%
                                                                                                                       ------
International Equity Fund     10.86       0.92      14.79    26.78     -8.99     -19.80    -18.64   26.46    17.80%
                                                                                                                       ------




                             Best and Worst Quarters

                                           Quarter Ended          Total Return
Core Equity Fund
     Best quarter                             12/31/98               19.93%
     Worst quarter                            06/30/02              -16.96%

Value Equity Fund
     Best quarter                             12/31/98               21.01%
     Worst quarter                            9/30/02               -16.58%

Emerging Growth Equity Fund
     Best quarter                             12/31/99               48.09%
     Worst quarter                            9/30/98               -28.19%

International Equity Fund
     Best quarter                             12/31/99               20.49%
     Worst quarter                            9/30/02               -20.28%




                    Average Annual Total Returns At 12/31/05

                                               1 Year    5 Years      10 years
Core Equity Fund(1)
                                             ---------   ---------    ---------
S&P 500(R)(2)
                                             ---------   ---------    ---------

Lipper Large-Cap Core Funds Average(3)
                                             ---------   ---------    ---------
Russell 1000(R) Growth(4)
                                             ---------   ---------    ---------




(1) The Fund's returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

(2) An unmanaged index that reflects the performance of the broad equity market. An index has no investment advisor and pays no commissions or expenses. If an index had expenses, its returns would be lower. One cannot invest directly in an index.

(3) Lipper Large-Cap Core Funds classification is comprised of funds that invest in large companies, with wide latitude in the types of companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees.

(4) Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity market, which is comprised of Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An index has no investment adviser and pays no commissions or expenses. If an index had expenses, its returns would be lower. One cannot invest directly in an index.



                                            1 Year    5 Years      10 years

Value Equity Fund(1)
                                           -------    -------      -------
Russell 1000(R) Value(2)
                                           -------    -------      -------
Lipper Large-Cap Value Funds Average(3)
                                           -------    -------      -------


(1) The Fund's returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

(2) Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity market, which is comprised of Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An index has no investment adviser and pays no commissions or expenses. If an index had expenses, its returns would be lower. One cannot invest directly in an index.

(3) Lipper Large-Cap Value Funds classification is comprised of funds that invest in large companies, generally those that are considered undervalued relative to the S&P 500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees.


                                          1 Year        5 Years       10 Years

Emerging Growth Equity Fund(1)
                                         --------       --------     ----------
Russell 2000(R)(2)
                                         --------       --------     ----------
Lipper Small-Cap Core Funds Average(3)
                                         --------       --------     ----------

(1) The Fund's returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.


(2) Russell 2000 Index measures the performance of 2,000 small company securities (growth and value, with a dollar-weighted average market capitalization of approximately $___ billion). An index has no investment adviser and pays no commissions or expenses. If an index had expenses, its returns would be lower. One cannot invest directly in an index.


(3) Lipper Small-Cap Core Funds classification is comprised of funds that primarily invest in small companies, with wide latitude in the type of small companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees.




                                             1 Year       5 Years      10 Years

International Equity Fund(1)
                                            ---------     --------    ---------
MSCI EAFE(R)(2)
                                            ---------     --------    ---------
Lipper International Large-Cap Core Funds
                                            ---------     --------    ---------
Average(3)


(1) The Fund's returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

(2) The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index covers more than 20 countries in Europe, Australasia and the Far East. An index has no investment adviser and pays no commissions or expenses. If an index had expenses, its returns would be lower. One cannot invest directly in an index.

(3) Lipper International Large-Cap Core Funds classification is comprised of funds that invest at least 75% of their equity assets in large companies strictly outside of the U.S. Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees.

                                    FEE TABLE

     Shown below are all expenses incurred by the Investment Funds, during the 2005 fiscal year, restated where appropriate, to reflect current fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                                                                 Emerging
                                                                           Core       Value       Growth      International
                                                                          Equity      Equity      Equity        Equity
                                                                           Fund        Fund        Fund          Fund
I. Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                          None         None         None         None
Maximum Deferred Sales Charge (Load)                                      None         None         None         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends               None         None         None         None
Redemption Fee                                                            None         None         None         None
Exchange Fee                                                              None         None         None         None


II. Annual Fund Operating Expenses (expenses that are deducted from fund assets as a percentage of average net assets)
Management Fees
                                                                         -------      -------      -------      -------
Distribution (12b-1) Fees                                                 None         None         None         None
Other Expenses
                                                                         -------      -------      -------      -------
Total Annual Fund Operating Expenses
                                                                         -------      -------      -------      -------



III. Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  Emerging Growth          International
                     Core Equity Fund        Value Equity Fund    Equity Fund              Equity Fund
1 year               $                       $                    $                        $
                      -----------------       -----------------    -----------------        -----------------
3 years              $                       $                    $                        $
                      -----------------       -----------------    -----------------        -----------------
5 years              $                       $                    $                        $
                      -----------------       -----------------    -----------------        -----------------
10 years             $                       $                    $                        $
                      -----------------       -----------------    -----------------        -----------------


     The purpose of this table is to assist investors in understanding the costs and expenses an investor in the Trust will bear. See, "Administration of the Trust -- The Distribution Agreement" and "Administration of the Trust -- Expenses" for a more complete description of these costs and expenses.

A. Annual Fund Operating Expenses are based on each Investment Fund's historical expenses adjusted in the case of each Investment Fund to reflect current fees. The Investment Funds incur Other Expenses for maintaining unit records, furnishing unitholder statements and reports and other services. See "Administration of the Trust -- The Service Agreement" for further information. Management Fees and Other Expenses have already been reflected in each Investment Fund's unit price and are not charged directly to individual unit holder accounts. See, "How the Funds are Managed" and "Administration of the Trust -- Expenses" for further information.

B. Example of Expenses. The hypothetical example illustrates the expenses associated with a $10,000 investment over periods of 1, 3, 5 and 10 years, based on the expenses in the table and an assumed annual rate of return of 5%. The return of 5% and expenses should not be considered indications of actual or expected performance or expenses, both of which will vary. Please refer to "Financial Highlights" for each Investment Fund's past performance.


                                 THE BOND FUNDS

Actively Managed Bond Fund:
o Objective: A total return that exceeds that of the Lipper General U.S. Government Funds Average measured over a period of three to five years.
o Primary Investments: U.S. government securities, securities issued by any agency or instrumentality of the U.S. government and high grade corporate bonds, without limit as to maturity.
o Primary Emphasis: Seeking its objective through periodic altering of the structure and average weighted maturity of the portfolio.

Intermediate Term Bond Fund:
o Objective: A total return that exceeds that of the Lipper Short-Intermediate (one to five year maturity) U.S. Government Funds Average measured over a period of three to five years.
o Primary Investments: U.S. government securities, securities issued by any agency or instrumentality of the U.S. government and high grade corporate bonds, with an average weighted portfolio maturity of 2 1/2 to 5 years.
o Primary Emphasis: A high level of current income, with consideration also given to safety of principal.

     The investment objectives of the above Funds are not fundamental and may be changed by the Trustees without unitholder approval. Each Fund will provide 60 days' prior written notice to unitholders of a change in its non-fundamental policy of investing the stated amounts in investments suggested by its name. There is no assurance that any Fund will meet its objective, and investors in any of the Funds could lose money.

Principal Strategies

     The Actively Managed Bond Fund and the Intermediate-Term Bond Fund must invest at least 65% of their portfolios in U.S. government securities. At least 75% of their portfolios must be invested in U.S. government securities or in debt securities having a rating in one of the top two categories of a nationally known rating service. Any other investments for the portfolios must be U.S. corporate debt securities having a rating in one of the top three categories at the time of investment. Each Fund may invest in zero-coupon obligations of corporations, instruments evidencing ownership of future interest only (IO) or principal only (PO) payments on United States Treasury Bonds, and collateralized mortgage obligations. Each Fund may invest up to 10% of its total assets in securities of foreign issuers. A portion of the portfolio of each Fund may be temporarily held in cash equivalents.

     Under normal market conditions, the Actively Managed Bond Fund and Intermediate-Term Bond Fund will invest at least 80% of their net assets in bonds. For purposes of this policy these Funds will consider bonds to include all fixed-income securities other than preferred stock and short-term commercial paper. All of the Funds will sell securities whenever such securities no longer meet the Funds' objectives or when the investment manager sees a more appropriate opportunity.

     The Actively Managed Bond Fund seeks to achieve its objective through selective investment in U.S. government and corporate debt securities and through periodic altering of the structure (particularly the maturity structure) of the portfolio. The investment manager will lengthen and shorten the average dollar weighted maturity of the portfolio, and make shifts in quality and sector distribution, according to the manager's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed-income market. An important technique will be the manager's use of cash reserves (i.e., cash reserves would be increased when interest rates are expected to rise and decreased when interest rates are expected to drop). The Actively Managed Bond Fund invests in fixed-income securities without any restriction on maturity.

     The Intermediate-Term Bond Fund seeks to achieve its objective by realizing a high level of current income, with consideration also given to safety of principal through investment in fixed-income securities either maturing within ten years or having an expected average life of under ten years. The Fund is managed within an average weighted portfolio maturity between 2 1/2 to 5 years and an average weighted modified duration between 2 1/2 years to 4 years. Investment emphasis is placed upon securing a stable rate of return through investment in a diversified portfolio of debt securities.

Main Risks

     Credit risk: This is the risk that issuer of a debt security will default on any payment of interest or principal required by the terms of the security. This risk is greater for corporate securities than for United States Government securities, and greater for lower rated corporate securities than for higher rated ones.

     Inflation risks: Inflation risk is the risk that a portion of an investment's return may be eliminated by inflation.

     Interest rate risk: This is the risk that the value of debt securities held in the Funds will decline when interest rates rise. Given the fact that interest rates are now at an all-time low, the risk of rising interest rates may be increased. The effect on the price of the security is greater for securities with longer maturities. Therefore, this risk will increase for the Actively Managed Bond Fund as the average weighted maturity of its portfolio increases. IOs and POs are especially sensitive to changes in interest rates; a decline in interest rates could cause a severe drop in the value of IOs (as mortgages are prepaid at a faster rate than expected) and a rise in interest rates could cause a drop in the value of POs (as mortgages are prepaid at a slower rate than expected).

     Interest rate prediction risk: This is the risk that the investment manager of the Actively Managed Bond Fund may incorrectly predict movements in the interest rate for according to which the Fund's investments are managed. If adjustments in the Fund's portfolio are made to accommodate interest rate changes that do not happen as predicted, the Fund will realize a lower return than it would had it not made the portfolio adjustments.

Risk Comparison Among the Funds

     The Actively Managed Bond Fund generally will have a higher degree of risk and price volatility than the Intermediate-Term Bond Fund.

Fund Performance

     The following bar graphs and tables give some indication of the risks of investing in the Funds by showing changes in a Fund's performance from year to year over a 10-year period and by showing how a Fund's average annual returns for one, five, and ten years compare to that of a broad-based securities market index. How a Fund has performed in the past is not necessarily an indication of how a Fund will perform in the future.

     The figures for best and worst quarter returns during the same 10-year period show the Funds' potential for short-term performance swings.


                                          Calendar Year Total Returns

                                 1996     1997     1998    1999    2000     2001    2002    2003     2004     2005
Actively Managed Bond Fund       3.15%    9.70%    8.38%  -2.33%  12.96%    9.05%   8.72%   2.45%    3.48%        %
                                                                                                             -----
Intermediate-Term Bond Fund      4.02%    7.07%    6.69%   0.64%  10.00%    7.12%   4.43%   0.99%    2.17%        %
                                                                                                             -----




                             Best and Worst Quarters

                                            Quarter Ended          Total Return
Actively Managed Bond Fund
   Best quarter                                6/30/95                6.17%
   Worst quarter                               3/31/96               -2.14%

Intermediate-Term Bond Fund
   Best quarter                                6/30/95                4.70%
   Worst quarter                               6/30/04               -1.22%



                    Average Annual Total Returns At 12/31/05

                                            1 Year         5 Years      10 Years
Actively Managed Bond Fund(1)                      %              %            %
                                           ---------      ----------   ---------
Lehman Brothers Aggregate(2)                       %              %            %
                                           ---------      ----------   ---------
Lipper General U.S. Government Funds               %              %            %
                                           ---------      ----------   ---------
Average(3)


(1) The Fund's returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

(2) Index that consists of U.S. government, corporate, mortgage-backed and asset-backed issues with both intermediate-term maturities (one to ten years) and long-term maturities (over ten years). An index has no investment advisor and pays no commissions or expenses. If an index had expenses, its returns would be lower. One cannot invest directly in an index.

(3) Lipper General U.S. Government Funds is a fixed-income fund classification that is comprised of funds that invest primarily in U.S. government and agency issues. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees.


                                        1 Year       5 Years         10 Years
Intermediate-Term Bond Fund(1)                 %            %                %
                                       ---------    ---------       ---------
Lehman Brothers Intermediate U.S.
Government(2)                                  %            %                %
                                       ---------    ---------       ---------
Lipper Short-Intermediate U.S. Gov't
Funds Avg.(3)                                  %            %                %
                                       ---------    ---------       ---------


1 The Fund's returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

2 Index that consists of approximately 80% of U.S. Treasury issues and 20% of U.S. government agency issues with maturities ranging from one to ten years. An index has no investment advisor and pays no commissions or expenses. If an index had expenses, its returns would be lower. One cannot invest directly in an index.

3 Lipper Short-Intermediate U.S. Government Funds is a fixed-income classification that is comprised of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar weighted average maturities of one to five years. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees.

                                    FEE TABLE


     Shown below are all expenses incurred by the Investment Funds, during the 2005 fiscal year, restated where appropriate, to reflect current fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                                    Actively         Intermediate -
                                                                    Managed Bond     Term Bond
                                                                    Fund             Fund
                                                                  ------------      --------------
I. Shareholder Fees (fees paid directly from your
investment)

Maximum Sales Charge (Load) Imposed on Purchases                    None             None

Maximum Deferred Sales Charge (Load)                                None             None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends         None             None



Redemption Fee                                                      None             None

Exchange Fee                                                        None             None

II. Annual Fund Operating Expenses (expenses that are deducted from Fund assets as a percentage of average net assets)


Management Fees                                             %                %
                                                   ---------        ---------
Distribution (12b-1) Fees                          None             None
Other Expenses                                              %                %
                                                   ---------        ---------
Total Annual Fund Operating Expenses                        %                %
                                                   ---------        ---------


--------------------------------------------------------------------------------
         III. Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                Actively Managed     Intermediate-Term
                                   Bond Fund             Bond Fund
1 year                          $                     $
                                -----------           -----------
3 years                         $                     $
                                -----------           -----------
5 years                         $                     $
                                -----------           -----------
10 years                        $                     $
                                -----------           -----------


     The purpose of this table is to assist investors in understanding the costs and expenses an investor in the Fund will bear. See "Administration of the Trust -- Distribution Agreement" and "Expenses" for a more complete description of these costs and expenses.


A. Annual Fund Operating Expenses are based on each Investment Fund's historical expenses adjusted in the case of each Investment Fund to reflect current fees. The Investment Funds incur Other Expenses for maintaining unit records, furnishing unitholder statements and reports and other services. See "Administration of the Trust -- The Service Agreement" for further information. Management Fees and Other Expenses have already been reflected in each Investment Fund's unit price and are not charged directly to individual unit holder accounts. See "How the Funds are Managed" and "General Information -- Expenses" for further information.


B. Example of Expenses. The hypothetical example illustrates the expenses associated with a $10,000 investment over periods of 1, 3, 5 and 10 years, based on the expenses in the table and an assumed annual rate of return of 5%. The return of 5% and expenses should not be considered indications of actual or expected performance or expenses, both of which will vary. Please refer to "Financial Highlights" for each Investment Fund's past performance.


                 OTHER INFORMATION ABOUT THE FUNDS' INVESTMENTS

Special Policy Relating to Distributions

     Although most of the Investment Funds stress current income to some degree, it is the policy of each Investment Fund to earn current income for the reinvestment and further accumulation of assets. Accordingly, no current income will be distributed. This policy is unlike that of most investment companies which do not reinvest earnings as the Trust does. This policy arises from the fact that the Trust, unlike most investment companies, exclusively invests retirement assets. Participating Trusts do, however, receive a benefit from any current income of the Trust comparable to the benefit received from the distributions made by most other investment companies. In the Trust, this benefit is received in the form of an increase in net asset value per unit rather than in the form of cash or reinvestment through the purchase of additional units.

Additional Information About the Funds' Investment Policies and Risks

     The following investment policies and risks apply to all Investment Funds unless otherwise noted.

Foreign Securities

     Except for the International Equity Fund, each of the Equity Funds may invest up to 20% of the value of its total assets in securities of foreign issuers. Each of the Bond Funds is limited to 10% of its total assets in securities of foreign issuers. The Investment Funds purchasing these securities may be subject to additional risks associated with the holding of property abroad. Such risks include future political and economic developments, currency fluctuations, the possible withholding of tax payments, the possible seizure or nationalization of foreign assets, the possible establishment of exchange controls or the adoption of other foreign government restrictions which might adversely affect the foreign securities in the Investment Funds. Such risks may also include risks associated with the European Economic and Monetary Union ("EMU") as described below. Risks that may be involved with the Investment Funds' investment in foreign securities are, therefore, different in some respects from those incurred by investment companies which invest solely in the securities of domestic issuers.

     In an effort to, among other things, reduce barriers between participating countries, increase competition among companies and reduce or eliminate currency fluctuations among such countries, certain European countries have agreed to enter the EMU. The EMU, among other things, establishes the "euro" as a single common European currency. The euro was introduced on January 1, 1999 and on January 1, 2002 replaced the national currencies of all EMU participants. Certain securities (beginning with government and corporate bonds) were redenominated in the euro upon its introduction, and will trade and make payments (including dividend payments) only in euros. Although the EMU is generally expected to have a beneficial effect, it may adversely affect the Investment Funds in a number of situations. Such situations may, without limitation, include securities that are redenominated in euros are transferred back into a country's national currency as a result of such country's withdrawal from the EMU.

Foreign Currency Transactions

     The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Equity Fund may incur costs in connection with conversions between various currencies. Each Investment Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     In order to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in currency exchange rates, each Fund may enter into forward foreign currency exchange contracts. However, this practice will limit potential gains which might result from a positive change in such currency relationships.

     When an investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the investment manager may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Investment Fund's portfolio securities denominated in such foreign currency. A forward contract may also be used to protect a portion of the portfolio denominated in a foreign currency against an adverse movement in the value of that currency relative to other currencies. The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. No Investment Fund intends to enter into such forward contracts on a regular or continuous basis, and will not do so if, as a result, such Investment Fund would have more than 25% of the value of its total assets committed to such contracts. No Investment Fund will enter into such forward contracts or maintain a net exposure in such contracts where such Investment Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Investment Fund's portfolio securities or other assets denominated in that currency.

Cash Equivalents

     A portion of any Investment Fund may be held in cash equivalents. Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment or in which funds are invested when warranted for liquidity reasons or when market conditions warrant a temporary "defensive" investment strategy. The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, repurchase agreements, obligations issued by or guaranteed by the United States government, its agencies or instrumentalities, obligations of banks, and commercial paper.

Repurchase Agreements

     Each Investment Fund may enter into repurchase agreements. Under repurchase agreements, an Investment Fund purchases a security from a bank, broker-dealer, savings and loan association or other recognized financial institution with a concurrent obligation of the seller to repurchase such security within a specified time or on notice at a fixed price (equal to the purchase price plus interest). Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the value of the total assets of any Investment Fund. The Funds may enter into repurchase agreements for United States government securities, mortgage-related securities (as defined in the Securities Exchange Act of 1934), other asset-backed securities rated at least AA or the equivalent, and other corporate bonds, notes or other debt instruments rated at least A or the equivalent.

Reverse Repurchase Agreements

     Each Investment Fund may enter into reverse repurchase agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the board of the Investment Fund. Such agreements involve the sale of securities held by the Investment Fund pursuant to the Investment Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Reverse repurchase agreements will be entered into only when the investment manager believes an Investment Fund's earnings from the transaction will exceed the interest expense incurred.

Lending Portfolio Securities

     Any Investment Fund may lend its portfolio securities where such loans are callable at any time and are continuously secured by collateral (cash, government securities or Letters of Credit) equal to no less than the market value, determined daily, of the securities loaned. Securities may be lent to normal market participants such as broker-dealers. An Investment Fund which lends its securities will receive dividends or interest paid on the securities loaned. It may also earn interest on the loan itself. On termination of the loan, the borrower is required to return the securities to the Investment Fund. Any cash collateral deposited pursuant to loans of securities will be invested in cash equivalents. Income earned on the instruments, minus any amounts paid to the borrower for the use of cash, will be added to the asset value of the Investment Fund, increasing the value of each unit. At the same time, the value of the money market instrument may increase or decrease depending on movements in general interest rates during the period the instrument is held. If a decrease in value is greater than the net amount of income earned on the money market instrument, the asset value of the Investment Fund, and the value of each unit in that Investment Fund, will decline.

     Loans of portfolio securities will be limited to 33-1/3% of the value of each Investment Fund's total assets. Borrowers of portfolio securities may not be affiliated directly or indirectly with the Fund. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in securities loaned should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed to be creditworthy.

Futures and Options Transactions

     Any Investment Fund may purchase and sell stock index futures contracts and futures contracts on financial instruments and related options for the purpose of hedging against changes in values of such Fund's portfolio securities or options on stock indices held by such Fund. An Investment Fund may also purchase and sell forward foreign currency exchange contracts and related options and forward currency contracts for the purpose of hedging against changes in foreign currency exchange rates and executing other hedging strategies relating to portfolio securities. Finally, any Investment Fund may invest in interest rate futures contracts and related options to hedge against changes in interest rates in relation to the interest rates that are reflected in portfolio securities. The ability of an Investment Fund to hedge successfully will depend on the investment manager's ability to forecast pertinent market movements, the success or accuracy of which cannot be assured.

     An Investment Fund will not enter into futures contracts or related options, except for bona fide hedging purposes, if the aggregate initial margin and premiums exceed 5% of the liquidation value of such Investment Fund's total assets.

     Any Investment Fund may purchase call and put options on securities and on stock indices to attempt to increase such Investment Fund's total return. An Investment Fund may purchase call options when, in the opinion of the investment manager for such Investment Fund, the market price of the underlying security or index will increase above the exercise price. An Investment Fund will purchase put options when the investment manager for such Investment Fund expects the market price of the underlying security or index to decrease below the exercise price. When an Investment Fund purchases a call option it will pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Investment Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly.

     In addition, an Investment Fund may write covered put or call options on securities or stock indices. By writing options, the Investment Fund limits its profit to the amount of the premium received. By writing a call option, the Investment Fund assumes the risk that it may be required to deliver the security having a market value greater than at the time the option was written. By writing a put option, the Investment Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value. An Investment Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of such Investment Fund's net assets.

     There are risks associated with the use of futures contracts for hedging purposes. In a declining market environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities owned by an Investment Fund. Conversely, in a rising market environment the loss in the hedged position may be greater than the capital appreciation that an Investment Fund may experience in its securities positions. Further, if market values do not fluctuate, an Investment Fund will sustain a loss at least equal to the commissions on the financial futures transactions and premiums paid.

Short-Term Trading and Portfolio Turnover


     None of the Investment Funds plans to purchase securities solely for the purpose of short-term trading. The turnover rate for an Investment Fund will not be a factor preventing sale or purchase when the investment manager believes investment considerations warrant such sale or purchase. The annual portfolio turnover rates for each of the six Investment Funds for the fiscal year ended September 30, 2005 were as follows: Core Equity Fund ( %), Emerging Growth Equity Fund ( %), Value Equity Fund ( %), International Equity Fund ( %), Actively Managed Bond Fund ( %), and Intermediate-Term Bond Fund ( %). High portfolio turnover involves correspondingly greater brokerage commissions, other transaction costs and a possible increase in short-term capital gains and losses.


Temporary Defensive Positions

     A portion of any Investment Fund may be held in cash equivalents. Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment or in which funds are invested when warranted for liquidity reasons or when market conditions warrant a temporary "defensive" investment strategy. To the extent that an Investment Fund is employing a defensive investment strategy, it may not be able to achieve its objective.

     The foregoing investment policies are not fundamental and may be changed by the Trustees without the approval of the holders of a majority of the outstanding units of the affected Investment Fund or Investment Funds.

International Equity Fund


     The International Equity Fund may invest in countries approved by the Trustees. The International Equity Fund sub-adviser will not consider investments in any of these markets until the adviser, the International Equity Fund custodian and fund management are satisfied with local administrative and regulatory controls within each such market. Investments in securities of non-United States issuers and in securities involving foreign currencies involve investment risks that are different from investments in securities of United States issuers involving no foreign currency, including the effect of different economies, changes in currency rates, future political and economic developments and possible imposition of exchange controls or other governmental restrictions. There may also be less publicly available information about a non-United States issuer than about a domestic issuer, and non-United States issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Most stock exchanges outside the United States have substantially less volume than the New York Stock Exchange and securities of some non-United States companies are less liquid and more volatile than securities of comparable domestic issuers. There is generally less government regulation of stock exchanges, brokers and listed companies outside of the United States. In addition, with respect to certain countries there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in securities of issuers located in those countries. Certain countries in which the Fund may invest can be considered emerging markets. Emerging markets present special risks in addition to the general risks of investing abroad. These risks include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets and possible trade barriers.


Actively Managed Bond Fund and Intermediate-Term Bond Fund

     The Actively Managed Bond Fund and Intermediate-Term Bond Fund may invest in Zero-coupon obligations. Zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of alternative investments. The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.

     From time to time the Actively Managed Bond Fund and Intermediate-Term Bond Fund may invest in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and certain stripped mortgage-backed securities. CMOs generally represent a participation in, or are secured by, a pool of mortgage loans. The CMOs in which the Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC, and AAA rated whole loans. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Fund may invest in both the interest-only or

"IO" class and the principal-only or "PO" class. The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are lower than anticipated.

     REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity issuing the REMIC is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity generally must be assets directly or indirectly secured principally by real property.


                            HOW THE FUNDS ARE MANAGED

     Retirement System Investors Inc. ("RSI") is the primary investment adviser for all six Investment Funds, pursuant to Management Agreements between RSI and the Trust. RSI retains subadvisers to manage each of the portfolios, subject to RSI's overall supervision. RSI selects subadvisers based upon a quantitative and qualitative evaluation of their skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating subadvisers.

     RSI is also responsible for overall management of each Investment Fund's business affairs. However, if authorized by the Fund, an investment manager or its affiliate may execute portfolio transactions for the Fund and receive brokerage commissions for those transactions.

Manager of Managers Structure

     On September 25, 2003 the Board of Trustees of the Trust directed the officers of the Trust to file with the Securities and Exchange Commission ("SEC") an application for an exemptive order which would permit RSI to retain subadvisers and amend subadvisory agreements without unitholder approval. At the Annual Meeting of Trust unitholders, on October 21, 2003, the unitholders approved the proposed "manager of managers" agreement to be entered into between the Trust and RSI, upon the SEC's granting of the above-requested exemptive order. An application for the SEC exemptive order was then filed with the SEC and the SEC granted the requested order on June 4, 2004. The investment advisory agreement approved by unitholders for use with the Trust's "manager of managers" structure provides an advisory fee structure for the Trust that is substantially similar to that previously in place. Under the "manager of managers" structure, RSI is responsible for selecting, monitoring and, if necessary, replacing one or more subadvisers to the Trust, subject to approval by the Board of Trustees, but without unitholder approval. Under this structure, the unitholders rely on RSI to select the subadvisers who will manage the Trust's assets. Currently, the Core Equity Fund, Emerging Growth Equity Fund and International Equity Fund are operating under a "manager of managers" structure.

The Investment Advisers

     RSI has retained subadvisers to manage each of the six portfolios, as follows. RCM Capital Management LLC ("RCM") and Northern Trust Investments, N.A. ("NT") are subadvisers for the Core Equity Fund, and the portfolio management is split approximately 60% - 40% between RCM and NT, respectively. Batterymarch Financial Management, Inc. ("Batterymarch") and Neuberger Berman Management Inc. ("NB Management") are subadvisers for the Emerging Growth Equity Fund, and the portfolio management is split approximately 60% - 40% between Batterymarch and NB Management, respectively. Julius Baer Investment Management LLC ("JBIM") is the subadviser for the International Equity Fund and manages 100% of the portfolio. Shay Assets Management, Inc. ("Shay") is the subadviser for the Value Equity Fund, the Actively Managed Fund and the Intermediate-Term Bond Fund, and manages 100% of each of these portfolios. Generally, the percentage of assets under management by a subadviser may be adjusted from time to time by RSI.

     Following is background information on each investment adviser:


     Batterymarch Financial Management, Inc., 200 Clarendon Street, Boston, MA 02116, is a wholly owned, independent affiliate of Legg Mason, Inc., a diversified financial services company. Batterymarch was founded in 1969 to manage U.S. equity portfolios for institutional clients. As of September 30, 2005, Batterymarch managed approximately $ billion in assets.

     Julius Baer Investment Management LLC, 330 Madison Avenue, New York, NY 10017, was created in 1983 and is a wholly-owned subsidiary of Julius Baer Securities Inc. ("JBS"), a broker-dealer. JBIM and JBS are part of the Julius Baer Group founded in 1890, one of Switzerland's leading investment institutions, managing assets for institutional and private clients around the world. JBIM has branch offices in Los Angeles and London (U.K.). JBIM manages approximately $___ billion, including $___ billion in international equities.

     Neuberger Berman Management Inc., 605 Third Avenue, New York, NY 10158, and its predecessor firms have specialized in investment management dating to 1939, and established one of the first no-load mutual funds in 1950. Neuberger Berman, LLC and Lehman Brothers Inc. affiliates of NB Management, may act as brokers in the purchase and sale of Emerging Growth Equity Fund securities, and provide NB Management with certain assistance in the management of the portfolio without added cost. NB Management and Neuberger Berman, LLC currently manage approximately $___ billion in assets. NB Management became a wholly-owned indirect subsidiary of Lehman Brothers Holdings Inc. on October 31, 2003. Lehman Brothers, a publicly traded company, is a leading global investment bank.

     Northern Trust Investments, N.A., 50 South LaSalle Street, Chicago, IL 60675, established in 1997, is a wholly-owned subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation, a bank holding company. NT has been managing S&P 500 Index assets for over 25 years and currently manages approximately $___ billion in S&P Index assets.

     RCM Capital Management LLC, Four Embarcadero Center, San Francisco, CA 94111 is a wholly-owned subsidiary of US Holdings. US Holdings, a registered investment adviser is wholly-owned by Dresdner Bank AG, which is a subsidiary of Allianz AG, based in Germany. RCM was originally formed in 1970 as Rosenberg Capital Management and has approximately $___ billion under management in its San Francisco office and an additional $___ billion under management in affiliated offices.

     Shay Assets Management, Inc., 230 West Monroe Street, Chicago, IL, is a wholly-owned subsidiary of Shay Investment Services, Inc., a diversified financial services company that is a closely held corporation controlled by Rodger D. Shay, Sr. and Rodger D. Shay, Jr. Shay was founded in 1997 and currently manages approximately $___ billion in assets. Shay has branch offices in Miami, FL and New - York, NY.

     Retirement System Investors Inc., 150 East 42nd Street, New York, NY 10017 is a wholly-owned subsidiary of Retirement System Group Inc. (RSGroup(R)). It was formed in March 1989 to act as investment adviser to the Trust's Investment Funds and currently advises approximately $___ million in assets.

     On January 22, 2004, the Board of Directors of RSGroup(R) approved a Stock Purchase Agreement and Agreement and Plan of Merger ("Agreement") with Sunrise Services Corp. ("Sunrise") and a wholly-owned subsidiary of Sunrise ("Sunrise Acquisition") whereby Sunrise agreed to acquire approximately 61% of the common stock of RSGroup(R) upon the terms and subject to the conditions set forth in the Agreement. The stockholders of RSGroup(R) approved the stock purchase by Sunrise at a meeting held on March 8, 2004 and the Sunrise acquisition of RSGroup(R) common stock closed on March 25, 2004. On March 24, 2005 Sunrise (now known as RSGroup Holdings Inc.) acquired the balance of the outstanding stock of RSGroup(R) under the terms and conditions of the Agreement.


     The stock purchase constituted an "assignment" as defined in the Investment Company Act of 1940, which automatically terminated the Investment Management agreement with RSI. In addition, the sub-advisory agreements between RSI and Batterymarch and RSI and NB Management provided for termination upon assignment. Accordingly, each of these sub-advisory agreements terminated upon the closing of the Sunrise stock purchase. A new Investment Management agreement between the Trust and RSI and new sub-advisory agreements between RSI and each of Batterymarch and NB Management were entered into upon the closing of the Sunrise stock purchase. These agreements were approved on September 25, 2003 by the Board of Trustees of the Trust, including a majority of independent Trustees. At the Annual Meeting of Trust unitholders, held on October 21, 2003, unitholders approved a new Investment Management Agreement between the Trust and RSI and new sub-advisory agreements between RSI and Batterymarch and RSI and NB Management to be effective upon the closing of the Sunrise stock purchase. The new Investment Management agreement and each of the proposed new sub-advisory agreements are identical in all material respects to the agreements they were replaced, except for the effective date.




The Portfolio Managers


     The name, title, length of service and business experience during the past five years of the person or persons primarily responsible for the day to day management of each Investment Fund are stated below.

     Core Equity Fund: RCM manages approximately 60% of the Core Equity Fund. Ray Edelman has served RCM as Portfolio Manager for the Core Equity Fund's assets since December, 2004. Mr. Edelman has served as the Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

     NT manages approximately 40% of the Core Equity Fund using an index approach which seeks to track the performance of the S&P 500 Index. Chad M. Rakvin, a Vice President at Northern Trust, has served as Northern Trust's Core Equity Fund's Portfolio Manager for two years. He joined Northern Trust in 2004, and has been a member of the quantitative management group for domestic index products. From 1999 to 2004, Mr. Rakvin was with Barclays Global Investors, where he was head of index research and an equity portfolio manager.

     Value Equity Fund: Shay manages the Value Equity Fund. Mr. Martin J. Cunningham manages the portfolio for Shay. He previously managed the Value Equity Fund as a Vice President of RSI, dating back to August 2000. Mr. Cunningham has over twelve years of investment experience in equity research and portfolio management. Before joining RSI, he was with Chase Manhattan Bank from September 1998 to August 2000, where he managed equity, fixed-income and balanced portfolios for endowments, individuals, trusts and corporations. Prior to that, he was an equity research analyst at Phoenix Investment Partners, Inc. as part of a team responsible for managing over $6 billion in institutional and mutual fund assets. He is a member of the Hartford Society of Financial Analysts and is a Chartered Financial Analyst (CFA).

     Emerging Growth Equity Fund: Batterymarch manages approximately 60% of the Emerging Growth Equity Fund. The Batterymarch U.S. Investment team is responsible for the day-to-day management of the portfolio. The five portfolio managers on the U.S. Investment team with the most significant responsibilities for the day-to-day management of the Emerging Growth Equity Fund are: Anthony C. Santosus, CFA; Lisa Bozoyan, CFA; Yu-Nien (Charles) Ko, CFA; Edward R. Miller, CFA; and Michael D. Soares.

     NB Management manages approximately 40% of the Emerging Growth
Equity Fund. NB Management's portion of the Emerging Growth Equity Fund is managed by Michael Fasciano, CFA, Managing Director of NB Management. Mr. Fasciano joined NB Management in 2001 and serves as portfolio manager of the Neuberger Berman Fasciano Fund. Prior to joining NB Management, Mr. Fasciano was President of Fasciano Company, Inc., from 1986 to 2001.

     International Equity Fund: JBIM manages the portfolio of the International Equity Fund. JBIM uses a team investment approach. Final investment decisions are made by Richard Pell, Chief Investment Officer, together with Rudolf-Riad Younes, CFA, Head of International Equity.


     Actively Managed Bond Fund, Intermediate-Term Bond Fund: Shay manages the Bond Funds. Deborah A. DaGiau manages the two Bond Funds for Shay. She previously managed these portfolios as a Vice President of RSI, dating back to January 2000. Previously she was a co-manager of the Bond Funds since November 1995. Ms. DaGiau develops investment strategies and selects securities for the portfolios.

     The Statement of Additional Information contains additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of units of the Trust.


Amounts Paid For Portfolio Management


     RSI provides investment management services to each of the Investment Funds at fees provided in the applicable Management Agreement. Several of the Funds pay a graduated incremental fee i.e., the rate of the fee is reduced on assets under management that exceed certain thresholds, or breakpoints. The subadvisers are not paid directly by the Funds, but are paid by RSI from the fees that it receives from the Funds. The maximum and minimum fees payable by each Investment Fund are shown below, as a percentage of average net assets, along with the amount paid by each Fund for the fiscal year ("FY") ended September 30, 2005 in dollars and as a percentage of assets at the end of the FY.

Fund                                         Maximum         Minimum       Paid for FY 2005   Paid for FY 2005

Core Equity Fund                                   %               %      $                                %
                                          ---------       ---------        -----------------      ---------
Value Equity Fund                                  %               %      $                                 %
                                          ---------       ---------        -----------------      ---------
Emerging Growth Equity Fund                        %               %      $                                 %
                                          ---------       ---------        -----------------      ---------
International Equity Fund                          %               %      $                                 %
                                          ---------       ---------        -----------------      ---------
Actively Managed Bond Fund                         %               %      $                                 %
                                          ---------       ----------       -----------------      ---------
Intermediate-Term Bond Fund                        %               %      $                                 %
                                          ---------       ---------        -----------------      ---------


     A discussion regarding the basis for the Trustees approving the investment advisory agreements for the Investment Funds is available in the Trust's annual report to Unitholders covering the fiscal year ended September 30, 2005.



                             INVESTING IN THE TRUST

WHO MAY INVEST

     The Trust offers its Investment Funds only to Qualified Trusts. Qualified Trusts are either:

     (1) Trusts which are exempt from taxation under Section 501(a) of the Code, and which have been established by Eligible Employers to effectuate pension or profit sharing plans which are qualified under Section 401(a) of the Code, or

     (2) Individual retirement trusts or custodial accounts which are exempt from taxation under Section 408(e) of the Code and which have been established by Individual Retirement Accountholders to effectuate an individual retirement trust or custodial agreement which is maintained in conformity with Section 408(a) of the Code, including Roth IRAs as defined in Code Section 408A.


     Eligible Employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, organizations which are determined by the Trustees of the Trust to have business interests in common with other organizations participating in the Trust or self-employed individuals; provided, however, that the participation in the Trust of any self-employed individual or of any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, may be subject to the approval of the Trustees of the Trust.


     Individual Retirement Accountholders are individuals for whom an individual retirement account has been established.

EMPLOYER SPONSORED PLANS

     To participate in the Trust, an Eligible Employer must execute an agreement with the Trust or adopt resolutions or other documentation satisfactory to the Trustees (a "Participation Agreement"). A Participation Agreement of an Eligible Employer adopts the Trust's Agreement and Declaration of Trust as a part of the Plan of the Eligible Employer and provides that the provisions of the Agreement and Declaration of Trust shall be controlling with respect to the assets of the Plan transferred to the Trustees. In addition, an Eligible Employer may elect to establish a Full Participating Trust, in which case the Participation Agreement also provides for the designation of the Trustees of the Trust as trustees of the Eligible Employer's Plan and for the allocation of certain administrative plan responsibilities between the Trustees and Investment Fiduciaries designated by the Eligible Employer.

     In the case of a Full Participating Trust arrangement, the Trust is responsible for allocating the Plan assets invested in the Trust among its various Investment Funds, and the Plan's Investment Fiduciaries (other than the Trustees) have only limited ability to direct the investment among Funds. However, subject to guidelines established by the Trustees, a Full Participating Trust may reserve to its Investment Fiduciaries Classification Authority, i.e., the authority to direct the proportions in which its Trust investments are divided between the investment classifications established by the Trust (e.g., equity funds, fixed-income funds) and, in the case of a Full Participating Trust implementing a defined benefit plan, Unit Direction Authority, i.e., the authority to direct investment of its assets in specified Investment Funds. Participating Trusts other than Full Participating Trusts will have Unit Direction Authority.

Full Participating Trusts

     The Participation Agreement which adopts the Agreement and Declaration of Trust is required to provide for the manner of administration of the Plan of Participation and the investment of its assets, including, among other things, any applicable allocation of authority between the Trustees and Investment Fiduciary designated by the Full Participating Employer with respect to the acquisition, retention and disposition of units of the Trust on behalf of the Full Participating Trust.

     Purchasers of an Investment Fund or Funds by Full Participating Trusts are effected by the Trustees in their discretion, which is exercised consistently with the directions of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and/or Unit Direction Authority that has been reserved to the Investment Fiduciaries.

     Subject to the approval of the Trustees, the benefits under a Plan of Participation may be funded through one or more funding agencies in addition to the Trust. Such a plan, sometimes referred to as a "Plan of Partial Participation," remains a Plan of Participation subject to the provisions of the Agreement and Declaration of Trust, and the Eligible Employer which sponsors it remains a Full Participating Employer, except that the Trustees have no responsibility with respect to the assets of a Plan of Partial Participation which are not held and administered by them under the Agreement and Declaration of Trust. The Investment Fiduciaries of a Plan of Partial Participation are solely responsible for the manner in which the plan assets of such plan shall be diversified. A Full Participating Employer sponsoring a Plan of Partial Participation is required to elect that the assets of its Full Participating Trust held by the Trustees shall be subject to Unit Direction Authority, and/or, with the consent of the Trustees, to Classification Authority.

     A.  Defined Benefit Plans

     A Full Participating Employer sponsoring a defined benefit Plan of Participation may elect to reserve to the Investment Fiduciaries Classification Authority or Unit Direction Authority, or both. Except to the extent authority is reserved to Investment Fiduciaries, the Trustees, acting as the trustees of the Full Participating Trust established in connection with a defined benefit Plan, determine in their discretion the Investment Funds which will be acquired, retained and disposed of by the Full Participating Trust. In this connection, the Trustees may establish guidelines as to proportions of the units held in such Full Participating Trust which shall be allocated among various Investment Funds and may take into account characteristics of the Plan of Participation, Full Participating Employer, Plan participants, or other factors as they may deem relevant.

     For Full Participating Trusts that are Defined Benefit Plans, the Trustees have established two classifications for the purposes of reserving Classification Authority: fixed-income investments and equity investments. The Trustees may change the Investment Classifications or add new classifications from time to time.

     The allocation of the assets of a Full Participating Trust among Investment Funds are effected in conformity with the funding policy established with respect to the Plan of Participation in accordance with the provisions of the Agreement and Declaration of Trust. The Trustees may establish guidelines with respect to the allocation of units where discretionary has been reserved to Investment Fiduciaries, taking into account such characteristics of the Plan of Participation, Full Participating Employer, plan participants or other factors as they may deem relevant. To the extent permitted by the Employee Retirement Income Security Act of l974, as amended ("ERISA"), and subject to the requirements of any guidelines so established, the Trustees will follow the investment directions of the Investment Fiduciaries and will have no liability or responsibility with respect to such directions.

     B.  Defined Contribution Plans

     For Full Participating Trusts that are Defined Contribution Plans, the Trustees have established three classifications for the purposes of reserving Classification Authority: fixed-income investments and equity investments. The Trustees may change these classifications or add new classifications from time to time.

     Each Full Participating Employer sponsoring a defined contribution plan which is funded under a Full Participating Trust is required to elect in its Participation Agreement the classifications among which contributions under such plan shall be allocated. The Trustees may, upon the request of such Full Participating Employer or Investment Fiduciaries, if any, establish other investment classifications, which include other classes of units selected by such Full Participating Employer or its Investment Fiduciaries. The Full Participating Employer or its Investment Fiduciaries shall provide the Trust with investment instructions in respect of contributions made under its defined contribution plan specifying the classifications under which contributions are to be invested. The Trustees shall invest contributions and make withdrawals so as to preserve the classification proportions that have been specified. To the extent permitted by ERISA, the Trustees shall have no liability or responsibility for the determination of the Investment Funds included in a special defined contribution Investment Classification directed by a Full Participating Employer or its Investment Fiduciaries. The allocation of the assets among the classifications established by the Trustees and the selection of the Investment Funds shall be subject to the funding policy established with respect to the defined contribution plan in accordance with the provisions of the Agreement and Declaration of Trust and such guidelines as may be established by the Trustees.

Participating Trusts of Eligible Employers other than Full Participating Trusts

     Participating Trusts of Eligible Employers other than Full Participating Trusts can effect purchases of specific Investment Funds by entering into a Participation Agreement and by sending the Trust investment instructions on a Participation Agreement and Purchase Order Application available to an Eligible Employer's plan fiduciaries. The application can be obtained from the offices of RSI Retirement Trust at 150 East 42nd Street, New York, NY 10017, or Retirement System Distributors Inc. ("Distributor"), at the same address. Completed applications and funds in the form of checks can be submitted in person to the office of the Trust or by mail. Investors wishing to purchase units by means of wire transfer should contact the Distributor.

     The Distributor may enter into agreements with various outside brokers on behalf of the Trust through which Participating Trusts of Eligible Employers other than Full Participating Trusts may purchase units of Investment Funds. Such units may be held by such outside brokers in an omnibus account rather than in the name of the Participating Trusts.

     Participating Trusts of Eligible Employers other than Full Participating Trusts, including those which hold Investment Funds through outside brokers, may purchase additional units of Investment Funds by telephone if they have made arrangements in advance with the Trust. To place a telephone order, such Participating Trusts or brokers should call the Distributor at 1-800-772-3615.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

     Individual Retirement Accounts (both traditional IRAs and Roth IRAs) are eligible for participation in the Trust. The Trust serves solely as the investment vehicle for the IRAs. IRA Accountholders may purchase units of all Investment Funds. In order for an IRA to participate in the Trust, the Accountholder must send a completed Traditional IRA/Roth IRA Application and Transfer Form to the Distributor or to RSGroup Trust Company as trustee, indicating the type of IRA involved and instructing the custodian how to allocate the investment among the various Investment Funds.

Subsequent investments will be made according to the asset allocation accompanying the applicable additional purchase order form.

     Traditional IRA/Roth IRA Application and Transfer Forms can be obtained by writing to the Distributor Attn.: Investor Services, at P.O. Box 2064, Grand Central Station, New York, NY 10163-2064, or by calling the Distributor's Individual Retirement Account Investor Services line at 1-800-772-3615. Completed Traditional IRA/Roth IRA Application and Transfer Forms and contribution checks can be submitted in person to the office of the trustee or Trust or by mail to the above address. Investors wishing to purchase units by means of wire transfer should contact the Distributor.

                                    PURCHASES

     There is no minimum initial investment for the Trust or for any of its Investment Funds, and subsequent investments may be made in any amount. There are no sales loads, and all funds will be invested in full and fractional units at net asset value.

     The purchase price for units of each Investment Fund will be the net asset value per unit next determined following receipt at the office of the Trust of the funds to be invested together with a properly completed investment application form. If the application form is not properly completed, the order may be delayed for the time needed to obtain the required information.

     Units are not transferable, and certificates representing units of the Trust will not be issued.

     The Trust reserves the right in its sole discretion to (a) suspend the availability of its units, or (b) reject requests for admission, when in the judgment of the Trustees such suspension or rejection is in the best interests of the Trust. In addition, the availability of Investment Funds to Full Participating Trusts shall be subject to the applicable authorizing election of the Full Participating Employer and the guidelines established by the Trustees.

     In order for a Participating Trust to purchase shares, its trust agreement must contain an appropriate provision authorizing the investment of all or a portion of its assets in the Trust.

                            WITHDRAWALS AND EXCHANGES

Withdrawals from Investment Funds (Redemptions)

     All or a portion of the units held in any of the Investment Funds can be redeemed at any time.

     The withdrawal price will be the net asset value per unit next determined following receipt of instructions for withdrawal, together with all other required documents, in proper form at the office of the Trust. Generally, a request must be accompanied by appropriate evidence of authority and authorization (e.g., certified resolutions, incumbency and signature certificates, evidence of any required governmental approval, and a signature guarantee for certain Individual Retirement Accounts). A signature guarantee will be required if the distribution is: payable to someone other than the Accountholder; to be invested in a joint tenancy account; mailed to an address other than that listed on the account registration; or greater than $25,000. The value of a unit on withdrawal may be more or less than the value upon admission to the Investment Fund, depending upon the value at the time of withdrawal of the assets in the Investment Fund, from which the units are withdrawn.

     Withdrawals are subject to determination by the Trustees that the Redemption Request Form or new custodian's transfer form has been properly completed. If these forms are sent by facsimile transmission, distribution is subject to receipt by the Trust of the original form.

     If the redemption request is not properly completed or does not contain all required documents, the order may be delayed while the Service Company ascertains the information necessary to properly complete the redemption request and forward it to the Trust.

     A redemption request filed by a Participating Trust (including an Individual Retirement Account) which is not properly completed will be directed to the Service Company for clarification. The Service Company will ascertain the information necessary to properly complete the redemption request and forward it to the Trust. If such redemption request is transmitted to the Trust in proper form by the close of trading (normally 4:00 p.m., Eastern Time), the withdrawal will be effected at the net asset value determined as of the close of business on that day. Otherwise, such withdrawal will be based on the next determined net asset value.

     Payment for units withdrawn by a Participating Trust which is not a Full Participating Trust (including an Individual Retirement Account) will be made by check drawn in favor of the trustee or custodian of such Participating Trust. Payment for units withdrawn by a Full Participating Trust will be made to the Trustees in their capacities as the trustees of such Full Participating Trust to be administered in accordance with the Agreement and Declaration of Trust.

     Participating Trusts (other than Individual Retirement Accounts) can make withdrawals at any time by filing the redemption request form provided by the Trustees at the Trust's office.

     Individual Retirement Accountholders can request a distribution of account shares at any time, by completing a Redemption Request Form, which is available by calling the Distributor's Individual Retirement Account Investor Services line at 1-800-772-3615, or by writing to the Distributor, Attn.: Investor Services, at P.O. Box 2064, Grand Central Station, New York, NY 10163-2064. A redemption of account units can also be accomplished by filing a completed transfer form of another trustee or custodian.

     Withdrawal of units by a Full Participating Trust shall be made only by the Trustees, in their capacities as trustees of a Full Participating Trust, acting in their discretion consistently with the directions of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and/or Unit Direction Authority and to the allocation directions relating to DC Investment Classifications provided with respect to Full Participating Trusts established under defined contribution plans.

     Payment for units withdrawn will normally be made, in the case of Full Participating Trusts, to the Trustees in their capacities as trustees of the Full Participating Trust or, in the case of Participating Trusts other than Full Participating Trusts (including Individual Retirement Accounts), to the trustee or custodian of such Participating Trust, within one business day of the determination of net asset value following receipt of documents in proper form, but in no event will payment be made more than seven days after such receipt. The payment may be delayed or the right of withdrawal from any Investment Fund suspended at times when (a) trading on the New York Stock Exchange is restricted or closed for other than customary weekends and holidays, (b) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio securities or determination of the value of the net assets of an Investment Fund not reasonably practicable, or (c) the Securities and Exchange Commission has by order permitted such suspension.

Withdrawal Due to Disqualification

     Disqualification of a Participating Trust (other than an Individual Retirement Account) could result from actions taken by the trustee thereof or by the administrators or fiduciaries of the plan with respect to which it has been established. In that event, a determination of disqualification may be made by the Internal Revenue Service or by a court. If at any time a Participating Trust is disqualified, the Trustees will withdraw all units of such Participating Trust at the net asset value next determined after the Trustees are apprised of such disqualification. Payments for units withdrawn by the Trustees upon disqualification will be made as described above.

Exchanges

     Units in any Investment Fund may be exchanged without cost for units in any other Investment Fund. Exchanges may be effected by Participating Trusts other than Full Participating Trusts (but not including Individual Retirement Accounts), and by Full Participating Trusts subject to Unit Direction Authority, by sending a completed investment instruction form to the Trustees. Exchange of units by a Full Participating Trust other than a Full Participating Trust subject to Unit Direction Authority, shall be made only by the Trustees in their capacities as trustees of such Full Participating Trust, acting in their discretion consistently with the direction of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and to the allocation directions relating to DC Investment Classifications provided with respect to Full Participating Trusts established under defined contribution plans. Investment exchange forms can be obtained from the Trust at its office. Completed investment exchange forms can be returned in person or by mail to the Trust.

     Individual Retirement Accountholders may exchange units in any Investment Fund for units in any other Investment Fund without cost either by completing a Traditional IRA and Roth IRA Exchange Request Form, by telephone, or via the internet. The form is available by calling the Distributor's Individual Retirement Account Investor Services line at 1-800-772-3615 or by writing to the Distributor, Attn.: Investor Services, at P.O. Box 2064, Grand Central Station, New York, NY 10163-2064. Exchanges may be effected by an Individual Retirement Accountholder by sending a completed Exchange Request Form to the trustee of the Individual Retirement Account. Any exchange transacted through the use of the Exchange Request Form will be based on the respective net asset values of the units involved next determined after receipt of instructions for an exchange at the office of the Trust prior to the close of trading (normally 4:00 p.m., Eastern Time). These exchanges are subject to determination by the Trustees that the investment exchange form has been properly completed.

     If the exchange is to be completed by telephone or via the internet, the IRA trustee will be entitled to rely and act upon any telephonic or internet instructions, deemed to be in proper form, received from any person directing the exchange of investments in the account(s) for other investments allowed to be exchanged; provided that the Trust is then available for sale in the Individual Retirement Accountholder's state of residence. The IRA trustee will not incur liability, cost or expense arising out of any telephonic or internet exchange request effected pursuant to telephonic or internet instructions. Any exchange transacted by telephone or via the internet will be based on the respective net asset values of the units involved next determined after instructions and prior to the close of business (normally 4:00 p.m., Eastern
Time). (The trustee of all Individual Retirement Accounts is a Participating Trust of the Trust, although not a Full Participating Trust.)

     The interests of the Trust's long-term unitholders may be adversely affected by certain short-term trading activity by Fund unitholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, or dilute the value of Fund shares held by long-term unitholders. This type of excessive short-term frequent trading activity is often referred to as "market timing." The Funds are not intended as vehicles for market timing.


     No specific limitations on unitholder transactions have been adopted. The majority of Trust assets are held in accounts pursuant to which the Trust has been granted discretion as to the allocation of the investment among the Trust's various Investment Funds. Although other accounts, such as 401(k) accounts, are allowed to trade without limitation, none of the investment funds has experienced disruptions or other problems due to excessive trading in Investment Fund units. The Trust monitors the trading activity in the Investment Funds and, if disruptive trading activity is observed, will consider the adoption of appropriate limitations or restrictions.


     The Trust, in determining its net asset value, may use fair value pricing as described in the "Valuation of Units" section. Fair value pricing may reduce or eliminate the profitability of certain market timing strategies.

     Fair value prices are determined by the Trust according to procedures adopted by the Trustees. When fair value pricing is employed, the prices of securities used by the Trust to calculate its NAV may differ from quoted or published prices for the same securities.


                               VALUATION OF UNITS

     Net asset value per unit of each Investment Fund is determined by dividing the total value of the Investment Fund's assets, less any liabilities, by the number of units of such Investment Fund outstanding. The Trust determines the value of the assets held in each Investment Fund as of the close of trading (normally 4:00 p.m. Eastern Time).

     Current market prices are used to value Fund assets except for debt securities with remaining maturities of 60 days or less, which are valued on the basis of amortized cost. In the absence of an ascertainable market value, assets are valued at their fair market value as determined by the officers of the Trust using methods and procedures reviewed and approved by the Trustees. Investments denominated in foreign currencies are valued in United States dollars at the prevailing rate of exchange. Because foreign markets may trade when U.S. markets are closed, the value of securities may change while purchase or redemption is not available.

     The Trust does not ordinarily declare and pay dividends on its investment income. Income earned on assets in an Investment Fund is included in the total value of such Investment Fund's assets.


                             DISTRIBUTIONS AND TAXES

     With respect to the plans of Eligible Employers, the Trust has received from the Internal Revenue Service a determination that it is a commingled trust which is exempt from taxation under Section 501(a) of the Code with respect to funds derived from Participating Trusts which are pension or profit-sharing trusts maintained in conformity with Section 401(a) of the Code.

     In order for the Trust to maintain its tax exempt status, only Qualified Trusts (including Individual Retirement Accounts) may participate in the Trust. In addition, all corpus and income belonging to any Qualified Trust must be used exclusively for the benefit of the participants and their beneficiaries under that Qualified Trust. No Participating Trust may assign any part of its interest in the Trust. The Trust must, at all times, be maintained as a domestic trust in the United States, and there must be a separate accounting for the interest of each Participating Trust in the Trust.

     The Trust does not intend to declare a dividend from its net investment income or to make distributions of any gains realized on sales of portfolio securities. Income on, and gains realized from the sale of, portfolio securities of each Investment Fund will be added to the total asset value of the assets of such Investment Fund and expenses and losses realized from the sale of portfolio securities of each Investment Fund will be subtracted from the total asset value of the assets of such Investment Fund.

     Payments for units withdrawn from the Trust are not taxable upon their distribution to the trustees of a Qualified Trust which is qualified under
Section 401(a) or 408(e) of the Code. Distributions from such a trust to the beneficiaries thereof may be subject to Federal income taxation, unless "rolled over" into another tax-qualified trust or Individual Retirement Account. Qualifying distributions from a Roth IRA are not includable in gross income for Federal income tax purposes.

     The foregoing describes only certain Federal tax considerations relating to the Trust. Among other things, it does not describe other tax laws such as state or local taxes, does not describe the deductibility of contributions to Participating Trusts and does not describe the taxation of individual participants on the receipt of distributions from Participating Trusts. Trust Participants and Eligible Employers and Individual Retirement Accountholders should consult their individual tax advisors with respect to the taxes applicable to or in respect of their Plans.

                              SELECTIVE DISCLOSURE

     Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Trust's portfolio holdings. Generally, the Trust's portfolio holdings are published by inclusion in the Trust's annual and semi-annual reports to shareholders and by filing schedules of investments with the SEC on a quarterly basis.

                           ADMINISTRATION OF THE TRUST

The Distribution Agreement

     The Trust has entered into a Distribution Agreement with the Distributor, whereby the Distributor will distribute and promote the sale of units in the Trust's Investment Funds.

     Pursuant to the Distribution Agreement, the Distributor is responsible for paying all distribution expenses incurred in connection with the performance of its services on behalf of the Trust. Distribution expenses are expenses that represent payment for activities primarily intended to result in the sale of units and include: (a) distribution services, including processing transactions and answering inquiries from new or prospective investors; (b) marketing and promotional activities, including advertising and direct mail promotions; (c) preparing, printing and distributing advertising and sales literature; and (d) market research.

The Service Agreement

     The Trust has entered into a Service Agreement with Retirement System Consultants Inc. (the "Service Company"), whereby the Service Company provides the Trust with the general administrative and related services necessary to carry on the affairs of the Trust.



     Pursuant to the Service Agreement, the Service Company has agreed to: (a) manage, supervise and conduct the affairs and business of the Trust; (b) provide the Trust with office space, equipment and personnel, and certain clerical and back office services; (c) provide the Trust with stock transfer agent and registrar services; (d) provide the Trust with certain plan administrative services necessary due to the fact that the Trustees of the Trust are the Trustee Administrator for each of the affected Participating Trusts under the Trust's Agreement and Declaration of Trust; and (e) provide the Trust with certain administrative services in connection with Individual Retirement Accounts. In addition, the Service Company provides information relating to the allocation of assets between equities and fixed-income obligations and within specified Investment Funds of the Trust.



Custodian

     Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, acts as custodian of the assets of the Trust.

Expenses

     All fees and expenses incurred in the administration of the Trust (other than expenses relating to the administration of Plans of Participation and any maintenance fee charged to Individual Retirement Accountholders), are charged to the Trust. Expenses relating to the administration of Plans of Participation are charged to Full Participating Employers. Expenses relating to the administration of Individual Retirement Accounts are charged to Individual Retirement Accountholders. Examples of expenses relating to the administration of Plans of Participation and Individual Retirement Accounts are general overhead expenses (other than for investment), and particular expenses arising from services to particular Plans of Participation and Individual Retirement Accounts, which are recorded on the basis of time records maintained by the Service Company and actuarial expense. Expenses chargeable to the Trust which are directly attributable to a particular Investment Fund are charged to that Investment Fund's operations. Expenses which are not attributable to a particular Investment Fund are allocated among the Investment Funds on bases which are deemed equitable by the Trustees.

                               GENERAL INFORMATION

Units of Beneficial Interest and Voting Rights

     The units offered by the Trust constitute units of beneficial interest in the respective Investment Funds as to which they have been issued. The Agreement and Declaration of Trust permits the Trustees to create an unlimited number of Investment Funds. Each class of units designated as a separate Investment Fund represents a separate pool of assets. Currently, the Trust is offering units of beneficial interest in the six Investment Funds described in this Prospectus. The Trustees may classify or reclassify units into one or more Investment Funds so long as such classification or reclassification does not have a material adverse effect on Participating Trusts which own the units.

     The units of each Investment Fund are fully paid and non-assessable, except as described in the last paragraph hereunder, have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights. The voting rights of the units held by a Participating Trust are exercised by the named fiduciary or fiduciaries of the related plan who have been duly vested in accordance with the provisions of ERISA, with authority to invest assets of the plan in units of the Trust or, if applicable, the Individual Retirement Accountholder ("Trust Participant"). A Trust Participant is entitled to one vote for each full unit (and a fractional vote for each fractional unit) outstanding on the books of the Trust in the name of the Participating Trust. The units of each Investment Fund have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of the Trustees can elect 100% of the Trustees if they choose to do so. On any matter submitted to a vote of Trust Participants, all units of the Trust then issued and outstanding and entitled to vote, irrespective of the class, will be voted in the aggregate and not by class, except (a) when required by the Investment Company Act, units shall be voted by individual classes; and (b) when the matter affects an interest of less than all classes, then only Trust Participants of Participating Trusts which own units of the affected series shall be entitled to vote. Units vote in the aggregate on matters such as the election of Trustees; whereas, units are voted by class on matters such as the approval of an Investment Management Agreement and changing certain investment restrictions.

     No certificates will be issued for Trust units. Trust units are not transferable or assignable.

     Participating Trusts may be subject to liability for obligations of the Trust under the laws of some jurisdictions. Therefore, the Agreement and Declaration of Trust contains a disclaimer of liability of Participating Trusts and requires notice of such disclaimer be given in each obligation entered into or executed by the Trustees. It also provides for an indemnification out of Trust property for any Participating Trust held liable for the obligations of the Trust.


                              FINANCIAL HIGHLIGHTS


     The following information for the years ended September 30, 2001, 2002, and 2003 has been audited by PricewaterhouseCoopers LLP. The information for the years ended September 30, 2004 and 2005 has been audited by Anchin, Block & Anchin LLP, whose report thereon, which is incorporated by reference, appears in the Trust's 2005 Annual Report to Unitholders. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information. Further performance information is contained in the 2005 Annual Report which may be obtained without charge. See, "Statement of Additional Information - Financial Statements."


Financial highlights for each Investment Fund are as follows:


                                                                                Core Equity Fund
                                                        -----------------------------------------------------------------
                                                         Year Ended    Year Ended   Year Ended    Year Ended   Year Ended
                                                           9/30/05       9/30/04     09/30/03      09/30/02     09/30/01
                                                         ----------    ----------   ----------    ----------   ----------

Per Unit Operating Performance:*
(for a unit outstanding throughout the year)
Net Asset Value, Beginning of Year                      $                $70.54        $60.80        $80.20      $118.08
                                                         --------

Income from Investment Operations:
         Investment income -- net (loss)                 ---------         0.18         (0.04)         0.37         0.60



                                       33


         Net realized and unrealized gain (loss) on
         investments                                     ---------         5.28          9.78        (19.77)      (38.48)

         Total from Investment Operations                                  5.46          9.74        (19.40)      (37.88)
                                                         ---------

         Net Asset Value, End of the Year               $                $76.00        $70.54        $60.80       $80.20
                                                         ---------       ======        ======        ======       ======
                  Total Return                                    %        7.74%        16.02%       (24.19)%     (32.08)%
                                                         ---------

Ratios/Supplemental Data:
Ratios to Average Net Assets
          Expenses                                                %      (1.17)%       (1.10)%        (1.04)%      (1.01)%
                                                         ---------
         Investment income--net (loss)                            %        0.23%       (0.06)%          0.46%        0.60%
                                                         ---------

Portfolio Turnover Rate                                           %       52.45%       120.81%         39.24%        7.58%
                                                         ---------
Net Assets at End of the Year ($1,000's)                $               $143,653      $153,062       $128,882     $152,684
                                                         ---------



-----------------

* Using average units basis.

                                                                                Value Equity Fund
                                                       -------------------------------------------------------------------
                                                       Year Ended    Year Ended   Year Ended    Year Ended     Year Ended
                                                        09/30/05      09/30/04     09/30/03      09/30/02       09/30/01
                                                       ----------    ----------   ----------    ----------     -----------
Per Unit Operating Performance:*
(for a unit outstanding throughout the
year)                                                                    $75.63      $64.12        $77.46         $88.10
Net Asset Value, Beginning of Year                     ---------        -------    --------      --------        -------

Income from Investment Operations:
         Investment income-- net                                           0.70        0.64          0.67           0.68

         Net realized and unrealized gain
         (loss) on investments                           ---------        13.15       10.87        (14.01)        (11.32)
                                                                        -------    --------      --------        -------

         Total from Investment Operations                                 13.85       11.51        (13.34)        (10.64)
                                                         ---------      -------    --------      --------        -------
         Net Asset Value, End of the Year               $                $89.48      $75.63        $64.12         $77.46
                                                         =========      =======    ========      ========        =======
                  Total Return                                    %       18.31%      17.95%       (17.22)%       (12.08)%
                                                         ---------

Ratios/Supplemental Data:
Ratios to Average Net Assets
         Expenses                                                 %       (1.24)%     (1.32)%       (1.26)%        (1.18)%
         Expenses Including Expense                      ---------
             Offsets                                              %       (1.24)%     (1.32)%       (1.24)%        (1.17)%
                                                         ---------

        Investment income-- net                                   %       0.82%        0.91%         0.84%          0.77%
                                                         ---------
Portfolio Turnover Rate                                           %      51.63%       77.13%        47.13%         38.58%
                                                         ---------
Net Assets at End of the Year ($1,000's)                 $              $102,236     $80,423       $65,726        $74,405
                                                         ---------



-----------------

* Using average units basis.


                                                                     Emerging Growth Equity Fund
                                                 ---------------------------------------------------------------------
                                                  Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                                   09/30/05       09/30/04       09/30/03      09/30/02     09/30/01
                                                 ------------   ------------   -----------   ------------  -----------
Per Unit Operating Performance:*
(for a unit outstanding throughout the year)
Net Asset Value, Beginning of Year               $                  $61.82        $51.05        $74.78      $131.34
                                                  ---------       --------      --------       --------    ---------

Income from Investment Operations:
         Investment (loss)-- net                  ---------          (0.73)        (0.53)        (1.27)       (1.24)
Net realized and unrealized gain
(loss) on investments                                                11.80         12.30        (22.46)      (55.32)
                                                  ---------       --------      --------       --------    ---------

         Total from Investment Operations                            11.07         11.77        (23.73)      (56.56)
                                                  ---------       --------      --------       --------    ---------

         Net Asset Value, End of the Year                           $73.89        $62.82        $51.05       $74.78
                                                  =========       ========      ========       ========    =========

                  Total Return                             %         17.62%        23.06%       (31.73)%     (43.06)%
                                                  ---------
Ratios/Supplemental Data:
Ratios to Average Net Assets
         Expenses                                          %         (1.83)%       (1.96)%       (1.99)%      (1.91)%
                                                  ---------
         Expenses Including Expense
             Offsets                                       %         (1.83)%       (1.96)%       (1.97)%      (1.89)%
                                                  ---------
         Investment income (loss)-- net                    %         (1.02)%       (0.98)%       (1.73)%      (1.29)%
                                                  ---------
Portfolio Turnover Rate                                    %         88.67%       161.68%        98.10%      102.33%
                                                  ---------
Net Assets at End of the Year ($1,000's)         $                   $67,373      $68,237       $52,867      $62,503
                                                  ---------


-----------------
* Using average units basis.


                                                                       International Equity Fund
                                                 ----------------------------------------------------------------------
                                                  Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                                   09/30/05      09/30/04     09/30/03      09/30/02      09/30/01
                                                 -----------    -----------  ----------    ----------    -----------
Per Unit Operating Performance:*
         (for a unit outstanding throughout
the year)                                         $                 $43.66      $37.85        $45.54       $61.82
Net Asset Value, Beginning of Year                ---------       --------     -------      --------       ------

Income from Investment Operations:
         Investment income (loss)-- net                               0.31        0.46          0.22         0.25
                                                  ---------
         Net realized and unrealized gain
(loss) on investments                                                 7.05        5.35         (7.91)      (16.53)
                                                  ---------       --------     -------      --------       ------

         Total from Investment Operations
                                                                      7.36        5.81         (7.69)      (16.28)
                                                  ---------       --------     -------      --------       ------
         Net Asset Value, End of the Year                           $51.02      $43.66        $37.85       $45.54
                                                  =========       ========     =======      ========       ======

                  Total Return                             %         16.86%      15.35%       (16.89)%     (26.33)%
                                                  ---------

Ratios/Supplemental Data:
Ratios to Average Net Assets
         Expenses                                          %         (1.61)%     (1.70)%       (1.71)%      (1.62)%
                                                  ---------

         Investment income (loss)-- net                    %          0.63%       1.13%         0.48%        0.45%
                                                  ---------
Portfolio Turnover Rate                                    %         98.88%      24.50%        17.60%       15.79%
                                                  ---------
Net Assets at End of the Year ($1,000's)         $                  $61,161     $57,042       $44,696       $48,356
                                                  --------




-----------------

* Using average units basis.


                                                                      Actively Managed Bond Fund
                                                ----------------------------------------------------------------------
                                                 Year Ended     Year Ended     Year Ended    Year Ended    Year Ended
                                                  09/30/05       09/30/04       09/30/03      09/30/02      09/30/01
                                                -----------    -----------     -----------   -----------   -----------
Per Unit Operating Performance:*
(for a unit outstanding throughout the year)
Net Asset Value, Beginning of Year               $                $50.50           49.16        $45.53       $39.31
                                                 ---------      -----------     -----------   -----------   -----------
Income from Investment Operations:
         Investment income-- net                                    2.14            2.54          2.66         2.17
                                                 ---------
         Net realized and unrealized gain
(loss) on investments                                              (0.71)          (1.20)         0.97         3.44
                                                 ---------      -----------     -----------   -----------   -----------

         Total from Investment Operations                           1.43            1.34          3.63         6.22
                                                 ----------     -----------     -----------   -----------   -----------
         Net Asset Value, End of the Year                         $51.93          $50.50        $49.16       $45.53
                                                 ==========     ========        ========       =======      ========
                  Total Return                             %        2.83%           2.73%         7.97%       15.82%
                                                  ---------

Ratios/Supplemental Data:
Ratios to Average Net Assets
         Expenses                                          %       (1.03)%         (0.93)%       (0.89)%      (0.85)%
                                                  ---------
         Investment income-- net                           %        4.20%           5.11%         5.69%        6.54%
                                                  ---------
Portfolio Turnover Rate                                    %       53.28%          77.69%        28.28%       11.60%
                                                  ---------
Net Assets at End of the Year ($1,000's)         $                $127,483       $134,277      $131,720       $132,442
                                                  ---------



-----------------

* Using average units basis.


                                                                     Intermediate-Term Bond Fund
                                                 ----------------------------------------------------------------------
                                                 Year Ended     Year Ended    Year Ended     Year Ended     Year Ended
                                                  09/30/05       09/30/04      09/30/03       09/30/02       09/30/01
                                                -----------------------------------------------------------------------
Per Unit Operating Performance:*
(for a unit outstanding throughout the
year)
Net Asset Value, Beginning of Year             $                   $42.86         $42.16        $40.48       $36.53
                                                --------        ---------       --------       -------      -------
Income from Investment Operations:
         Investment income-- net                                     1.34           1.36          1.95         2.17
                                                --------

         Net realized and unrealized gain
(loss) on investments                                               (0.66)         (0.66)        (0.27)        1.78
                                                --------        ---------       --------       --------      -------

         Total from Investment Operations                            0.68           0.70          1.68         3.95
                                                --------        ---------       --------       --------      -------
         Net Asset Value, End of the Year                          $43.54         $42.86        $42.16       $40.48
                                                ========        =========       ========       ========      =======
                  Total Return                                       1.59%          1.66%         4.15%       10.81%
                                                ========        =========       ========       ========      =======
Ratios/Supplemental Data:
Ratios to Average Net Assets
         Expenses                                       %           (1.38)%        (1.37)%       (1.33)%      (1.24)%
                                                --------
         Investment income-- net                        %            3.11%          3.20%         4.73%        5.62%
                                                --------
Portfolio Turnover Rate                                 %           71.15%         99.53%        71.62%       18.34%
                                                --------
Net Assets at End of the Year ($1,000's)       $                    $35,488       $38,204        $40,577      $43,019
                                                --------



-----------------
* Using average units basis.

            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Shearman & Sterling LLP, 599 Lexington Avenue, New York, NY 10022, serves as counsel for the Trust. Anchin, Block & Anchin LLP, 1375 Broadway, New York, NY 10018, has been selected as independent registered public accounting firm of the Trust.

     No person has been authorized in connection with the offering made hereby to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and, if given or made, such representations must not be relied upon as having been authorized.

                                  [BACK COVER]



                                       RSI
                                   RETIREMENT
                                      TRUST


The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information ("SAI") which sets forth additional and more detailed information about the Trust. The SAI is incorporated by reference into this Prospectus.

Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to unitholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.


Copies of the Statement of Additional Information or the annual or semi-annual reports to unitholders may be obtained without charge by contacting us at the address (Attention: Legal Compliance), or at the telephone number, or through our website, all shown below. You may also call the telephone number below to request other information about the Trust or to make unitholder inquiries.


Information about the Trust (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090.

Reports and other information about the Trust are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act
File No. 811-04193

                                 Broker/Dealer:
                                Retirement System
                                Distributors Inc.

                              150 East 42nd Street
                             New York, NY 10017-5633

                                  800-772-3615

                                 www.rsgroup.com

                   PART B: STATEMENT OF ADDITIONAL INFORMATION

                              RSI RETIREMENT TRUST

      A no-load series mutual fund currently offering six investment funds.

                                                                Core Equity Fund
                                                               Value Equity Fund
                                                     Emerging Growth Equity Fund
                                                       International Equity Fund
                                                      Actively Managed Bond Fund
                                                     Intermediate-Term Bond Fund

TABLE OF CONTENTS.........................................................Page

The Trust.................................................................. 1
Investment Strategies and Risks............................................ 1
Other Information about the Funds' Investments............................. 6
Investment Restrictions.................................................... 9
Management of the Trust.................................................... 10
Control Persons and Principal Unitholders.................................. 17
Investment Advisory and Other Services..................................... 18
Brokerage Allocation and Portfolio Turnover................................ 29
Distributions and Taxes.................................................... 31
Calculation of Performance Data............................................ 32
Valuation of Units......................................................... 36
General Information........................................................ 37
Financial Statements....................................................... 39
Appendix I - Proxy Voting Policies of Subadvisers.......................... 40


   This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Trust's Prospectus dated February 1, 2006, which may be obtained by writing to RSI Retirement Trust,

                    150 East 42nd Street, New York, NY 10017,
                       Attention: Stephen P. Pollak, Esq.

      The financial statements required to be included in this Statement of
          Additional Information are incorporated by reference from the
                      Trust's Annual Report to Unitholders

    for the fiscal year ended September 30, 2005, which is available without charge upon request by calling 800-772-3615.

                                February 1, 2006

                                    THE TRUST

History and Current Status

    RSI Retirement Trust (the "Trust") was established as a New York trust under the name The Savings Banks Retirement System pursuant to an Agreement and Declaration of Trust made as of October 22, 1940. The Agreement and Declaration of Trust, as amended from time to time, is referred to as the "Declaration of Trust". The Declaration of Trust was amended effective as of August 31, 1984, to provide for the continued operation of the Trust as an open-end diversified investment company under the name of Retirement System for Savings Institutions. Effective August 1, 1990 the Trust completed a reorganization and changed its name to RSI Retirement Trust.

    The Trust currently offers six investment funds ("Investment Funds" or "Funds"): Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund (together, the "Equity Funds"), Actively Managed Bond Fund and Intermediate-Term Bond Fund (together, the "Bond Funds"). Each Fund has its investment objective and investment policies. However, a number of investment policies and restrictions are common to all the Funds or to the Equity Funds as a group or to the Bond Funds as a group. There is no assurance that any Investment Fund will be able to achieve its investment objective.

    As explained more fully below, the Trust has entered into an investment advisory agreement with Retirement System Investors Inc., a distribution agreement with Retirement System Distributors Inc. (the "Broker-Dealer"), and a service agreement with Retirement System Consultants Inc. (the "Service Company"), all of which are subsidiaries of Retirement System Group Inc. ("RSGroup(R)").

Classification

    The Trust is registered with the Securities and Exchange Commission ("Commission") as an open-end diversified management investment company. (Each of the Investment Funds also operates as a diversified company.) Registration of the Trust with the Commission does not mean that the Commission has approved the Trust's investment objectives and policies or passed upon the merits of the offering of beneficial interests in the Trust.

                         INVESTMENT STRATEGIES AND RISKS

    The following information is provided to supplement the information in the prospectus relating to investment strategies and risks. Unless otherwise indicated, the strategies and risks discussed apply to all Investment Funds unless otherwise noted.

    Foreign Currency Transactions
    -----------------------------

    The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Equity Fund may incur costs in connection with conversions between various currencies. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

    Each Investment Fund may enter into forward foreign currency exchange contracts as described herein. When an Investment Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the United States dollar cost or proceeds. By entering into a United States dollar forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Investment Fund will be able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

    When an investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the investment manager may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Investment Fund's portfolio securities denominated in such foreign currency. A forward contract may also be used to protect a portion of the portfolio denominated in a foreign currency against an adverse movement in the value of that currency relative to other currencies. The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. No Investment Fund intends to enter into such forward contracts on a regular or continuous basis, and will not do so if, as a result, such Investment Fund would have more than 25% of the value of its total assets committed to such contracts. No Investment Fund will enter into such forward contracts or maintain a net exposure in such contracts where such Investment Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Investment Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies (i.e., anticipated currency fluctuations will necessarily be considered as part of the investment decision process). However, the Trustees believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of an Investment Fund will be served.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for an Investment Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Investment Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Investment Fund is obligated to deliver.

    An Investment Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, no Investment Fund is required to enter into such transactions with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the investment manager. The above described method of protecting the value of an Investment Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. The method simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

    Cash Equivalents
    ----------------


    A portion of any Investment Fund may be held in cash equivalents. Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment or in which funds are invested when warranted for liquidity reasons or when market conditions warrant a temporary "defensive" investment strategy. The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, repurchase agreements, obligations issued by or guaranteed by the United States government, its agencies or instrumentalities, obligations of banks, and commercial paper. For a description of repurchase agreements, and for a further description of the other instruments, see, "Other Information About the Funds' Investments - Additional Information About Investments."


    Repurchase Agreements
    ---------------------

    Each Investment Fund may enter into repurchase agreements. Under repurchase agreements, an Investment Fund purchases securities, bankers' acceptances and certificates of deposit, from a bank, broker-dealer, savings and loan association or other recognized financial institution with a concurrent obligation of the seller to repurchase such security within a specified time or on notice at a fixed price (equal to the purchase price plus interest). Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended ("Investment Company Act"). Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the value of the total assets of any Investment Fund. The Funds may enter into repurchase agreements for United States Government securities, mortgage-related securities (as defined in the Securities Exchange Act of 1934), other asset-backed securities rated at least AA or the equivalent, and other corporate bonds, notes or other debt instruments rated at least A or the equivalent. See, "Other Information About the Funds' Investments - Additional Information About Investments," below.

    In the event of a bankruptcy or a default of a seller of a repurchase agreement, an Investment Fund could experience costs and delays in liquidating the securities held as collateral and the Investment Fund might incur a loss if the value of the collateral held declined during this period. Certificated securities purchased subject to resale must be placed in the physical possession of the Investment Fund's custodian. Uncertificated securities, such as Treasury Bills and most agency issues, which are recorded by book-entry on the records of the Federal Reserve Banks, must be transferred to the Fund's custodian by appropriate entry in the Federal Reserve Banks' records. If the value of the securities purchased declines below the sales price, additional securities sufficient to make the value of the securities equal to the sales price thereof must be deposited with the Investment Fund's custodian. If the seller defaults, the Investment Fund might incur a loss if the value of the securities securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the securities by the Investment Fund may be delayed or denied.

    Reverse Repurchase Agreements
    -----------------------------

    Each Investment Fund may enter into reverse repurchase agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the board of the Investment Fund. Such agreements involve the sale of securities held by the Investment Fund pursuant to the Investment Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Reverse repurchase agreements are considered to be borrowings by the Investment Fund and may be entered into only when the investment manager believes an Investment Fund's earnings from the transaction will exceed the interest expense incurred.

    Lending Portfolio Securities
    ----------------------------

    Any Investment Fund may lend its portfolio securities where such loans are callable at any time and are continuously secured by collateral (cash, government securities or Letters of Credit) equal to no less than the market value, determined daily, of the securities loaned. Securities may be lent to normal market participants such as broker-dealers. An Investment Fund which lends its securities will receive dividends or interest paid on the securities loaned. It may also earn interest on the loan itself. On termination of the loan, the borrower is required to return the securities to the Investment Fund. Any cash collateral deposited pursuant to loans of securities will be invested in cash equivalents including securities issued or guaranteed by the United States government, its agencies or instrumentalities. Income earned on the instruments, minus any amounts paid to the borrower for the use of cash, will be added to the asset value of the Investment Fund, increasing the value of each unit. At the same time, the value of the money market instrument may increase or decrease depending on movements in general interest rates during the period the instrument is held. If a decrease in value is greater than the net amount of income earned on the money market instrument, the asset value of the Investment Fund, and the value of each unit in that Investment Fund, will decline if the Investment Fund bears the responsibility for such investment. Letters of Credit will only be used if the issuing bank has a bond rating of "A" or better by one or more of the nationally known rating agencies. Loans of portfolio securities will be limited to 33-1/3% of the value of each Investment Fund's total assets. Borrowers of portfolio securities may not be affiliated directly or indirectly with the Trust. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in securities loaned should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed to be creditworthy.

    Futures and Options Transactions
    --------------------------------

    Any Investment Fund may purchase and sell stock index futures contracts and futures contracts on financial instruments and related options for the purpose of hedging against changes in values of such Fund's portfolio securities or options on stock indices held by such Fund. An Investment Fund may also purchase and sell forward foreign currency exchange contracts and related options and forward currency contracts for the purpose of hedging against changes in foreign currency exchange rates and executing other hedging strategies relating to portfolio securities. See, "Foreign Currency Transactions", above. Finally, any Investment Fund may invest in interest rate futures contracts and related options to hedge against changes in interest rates in relation to the interest rates that are reflected in portfolio securities. The ability of an Investment Fund to hedge successfully will depend on the investment manager's ability to forecast pertinent market movements, the success or accuracy of which cannot be assured.

    Options are valued at their last purchase price as of the close of options trading on the applicable exchange. Futures contracts are marked to market daily and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange.

    An Investment Fund will not enter into futures contracts or related options if the aggregate initial margin and premiums exceed 5% of the liquidation value of such Investment Fund's total assets, taking into account unrealized profits and losses on such contracts, provided, however, that in the case of an option that is in-the-money, the in-the-money amount may be excluded in computing such 5%. The above restriction does not apply to the purchase or sale of futures contracts and related options for bona fide hedging purposes, within the meaning of regulations of the Commodity Futures Trading Commission. For purposes of the foregoing, a call option is "in-the-money" when the current market price is above the strike price and a put option is "in-the-money" when the current market price is below the strike price.

    Any Investment Fund may purchase call and put options on securities and on stock indices to attempt to increase such Investment Fund's total return. An Investment Fund may purchase call options when, in the opinion of the investment manager for such Investment Fund, the market price of the underlying security or index will increase above the exercise price. An Investment Fund will purchase put options when the investment manager for such Investment Fund expects the market price of the underlying security or index to decrease below the exercise price. When an Investment Fund purchases a call option it will pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Investment Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly.

    In addition, an Investment Fund may write covered put or call options on securities or stock indices. By writing options, the Investment Fund limits its profit to the amount of the premium received. By writing a call option, the Investment Fund assumes the risk that it may be required to deliver the security having a market value greater than at the time the option was written. By writing a put option, the Investment Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value. An Investment Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of such Investment Fund's net assets.

    The staff of the Securities and Exchange Commission has taken the position that the purchase and sale of futures contracts and the writing of related options may involve senior securities for the purposes of the restrictions contained in the Investment Company Act on investment companies' issuing senior securities. However, the staff has issued letters declaring that it will not recommend enforcement action if an investment company:

    (a) sells futures contracts to offset expected declines in the value of the investment company's portfolio securities, provided the value of such futures contracts does not exceed the total market value of those securities (plus such additional amount as may be necessary because of differences in the volatility factor of the portfolio securities vis-a-vis the futures contracts);

    (b) writes call options on futures contracts, stock indices or other securities, provided that such options are covered by the investment company's holding of a corresponding long futures position, by its ownership of portfolio securities which correlate with the underlying stock index, or otherwise;

    (c) purchases futures contracts, provided the investment company establishes a segregated account ("cash segregated account") consisting of cash or cash equivalents in an amount equal to the total market value of such futures contracts less the initial margin deposited therefore; and

    (d) writes put options on futures contracts, stock indices or other securities, provided that such options are covered by the investment company's holding of a corresponding short futures position, by establishing a cash segregated account in an amount equal to the value of its obligation under the option, or otherwise.

    The Fund will conduct its purchases and sales of futures contracts and writing of related options transactions in accordance with the foregoing.

    There are risks associated with the use of futures contracts for hedging purposes. In a declining market environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities owned by an Investment Fund. Conversely, in a rising market environment the loss in the hedged position may be greater than the capital appreciation that an Investment Fund may experience in its securities positions. Further, if market values do not fluctuate, an Investment Fund will sustain a loss at least equal to the commissions on the financial futures transactions and premiums paid.

    The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying deliverable securities. The difference between these two price movements is called "basis". There are occasions when basis becomes distorted. All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing a variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying securities. In the event investors decide to make or take delivery (which is unlikely), liquidity in the futures market could be reduced, thus producing temporary basis distortion. Finally, the margin requirements in the futures market are lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

    Under certain circumstances, successful use of futures contracts by an Investment Fund is also subject to the respective investment manager's ability to correctly anticipate movements in the direction of the prices of the Investment Fund's underlying securities. For example, if an Investment Fund has hedged against the possibility of a decrease in the price of its securities and prices of such securities increase instead, the Investment Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Investment Fund has hedged with futures and has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Investment Fund may have to sell securities at a time when it may be disadvantageous to do so.

    In the futures market, it may not always be possible to execute a buy or sell order at the desired price or to close out a position due to market conditions, limits on open positions and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the contract can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract may therefore be locked into its position by an adverse price movement for several days or more, to its detriment. Should this occur, it may be possible for an investor to reduce its exposure to changing securities values through option transactions.


                 OTHER INFORMATION ABOUT THE FUNDS' INVESTMENTS


    Foreign Investment risk: Investments may be made in countries as approved by the Board of Trustees ("Trustees"). The International Equity Fund sub-adviser will not consider investments in any of these markets until the adviser, the International Equity Fund custodian and fund management are satisfied with local administrative and regulatory controls within each such market. Investments in securities of non-United States issuers and in securities involving foreign currencies involve investment risks that are different from investments in securities of United States issuers involving no foreign currency, including the effect of different economies, changes in currency rates, future political and economic developments and possible imposition of exchange controls or other governmental restrictions. There may also be less publicly available information about a non-United States issuer than about a domestic issuer, and non-United States issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Most stock exchanges outside the United States have substantially less volume than the New York Stock Exchange and securities of some non-United States companies are less liquid and more volatile than securities of comparable domestic issuers. There is generally less government regulation of stock exchanges, brokers and listed companies outside than in the United States. In addition, with respect to certain countries there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in securities of issuers located in those countries.

Actively Managed Bond Fund and Intermediate-Term Bond Fund

    Zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of alternative investments. The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.

    From time to time the Fund may invest in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and certain stripped mortgage-backed securities. CMOs generally represent a participation in, or are secured by, a pool of mortgage loans. The CMOs in which the Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are lower than anticipated.

    REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity issuing the REMIC is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity generally must be assets directly or indirectly secured principally by real property.

Additional Information About Investments

    Obligations issued by or guaranteed by the United States government, its agencies or instrumentalities. United States government obligations are bills, notes, bonds and other debt securities issued by the Treasury which are direct obligations of the United States government and differ primarily in length of their maturity. These obligations are backed by the "full faith and credit" of the United States. Obligations issued by an agency or instrumentality of the United States government are not direct obligations of the United States Treasury. Such obligations include notes, bonds and discount notes which may or may not be backed by the full faith and credit of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association and the Farmers Home Administration.

    Bank obligations. These obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits issued by United States banks and foreign banks. Investments in United States bank obligations are limited to obligations of United States banks (including foreign branches), which are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. In addition, any United States bank whose obligations are held must have a class of unsecured debt obligations rated "A" or better by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Ratings, Inc. or another nationally known rating service or, if not rated, be of comparable quality in the opinion of the investment manager.

    Investments in foreign bank obligations are limited to United States dollar denominated obligations of foreign banks which at the time of investment: (a) have more than $10 billion, or the equivalent in other currencies, in total assets; (b) in terms of assets, are among the 75 largest foreign banks in the world; (c) have branches or agencies in the United States; and (d) in the opinion of the investment manager, are of an investment quality comparable to obligations of United States banks which may be purchased.

    Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party.

    Obligations of foreign banks involve somewhat different investment risks from those affecting obligations of United States banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

    Commercial paper and master demand notes issued by United States corporations. Commercial paper is unsecured promissory notes issued to finance short-term credit requirements. Investments in commercial paper will be limited to commercial paper rated "Prime-1" by Moody's Investors Service, Inc., and rated "A-1" or better by Standard & Poor's Corporation. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a United States commercial bank acting as agent for the payees of such notes. Master notes are callable on demand by the payees, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. The investment manager will take into account the creditworthiness of the issuer of master notes in making investment decisions with respect to such notes.

    Bonds, debentures or notes issued by United States corporations. Bonds, debentures or notes are obligations of the issuing company to repay a set amount of money on a specific date and to pay interest (usually semi-annually) at a fixed or floating rate until maturity thereof. The corporate bonds, debentures and notes purchased by an Investment Fund consist of bonds, debentures and notes which are callable on demand or have a remaining maturity of less than one year and which are rated "A" or better by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Ratings, Inc. or another nationally known rating service including all sub classifications indicated by modifiers of such "A" ratings, or, if not rated, have comparable quality in the opinion of the investment manager.

                             INVESTMENT RESTRICTIONS

    The following restrictions and fundamental policies ((a) through (o)) cannot be changed for any Investment Fund without the approval of the holders of a majority of the outstanding units of the affected Investment Fund or Funds. Each Investment Fund may not:

    (a)  issue senior securities;

    (b) borrow money in any Investment Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Investment Fund;

    (c)  underwrite any issue of securities;

    (d) concentrate 25% or more of its total assets in securities of issuers in any one industry (for this purpose the United States government, its agencies and instrumentalities are not considered an industry). Purchase any securities in an Investment Fund that would cause 25% or more of the value of that Investment Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (as defined by Standard & Poor's); except that there is no limitation in any Investment Fund with respect to investments in obligations issued or guaranteed by the United States government or its agencies or instrumentalities;

    (e) purchase or sell real estate, but this shall not prevent investments in instruments secured by real estate or interest therein or in marketable securities of issuers which invest in real estate or engage in real estate operations;

    (f) make loans to other persons, except the Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed or of a type customarily purchased by institutional investors, may loan portfolio securities and may enter into repurchase and reverse repurchase agreements;

    (g) with respect to at least 75% of the value of any Investment Fund's total assets, purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States government, its agencies or instrumentalities) if as a result more than 5% of the value of the total assets of such Investment Fund would be invested in the securities of such issuer or all Investment Funds together would own more than 10% of the outstanding voting securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security;

    (h) invest in companies for the purpose of exercising control or management, except a company all the stock of which is owned by the Fund and which provides administrative services to the Fund and others;

    (i) pledge, mortgage or hypothecate the assets of any Investment Fund to any extent greater than 10% of the value of the total assets of that Investment Fund;

    (j) purchase securities (other than stock index futures contracts and futures contracts on financial instruments and related options) on margin or make short sales of securities;

    (k) purchase or sell commodities or commodity contracts except futures contracts on financial instruments, such as bank certificates of deposit and United States Treasury securities, foreign currencies and stock indexes;


    (l) invest in securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended ("Investment Company Act"), the rules thereunder, or order(s) or interpretations of the Securities and Exchange Commission;


    (m) participate on a joint or joint and several basis in any securities trading account;

    (n) purchase from or sell portfolio securities to its Trustees, officers or other "interested persons" (as defined in the Investment Company Act) of the Fund, except as permitted by the Investment Company Act or any rules or orders thereunder;

    (o) invest the assets of any Investment Fund in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand) to any extent greater than 10% of the value of the total assets of that Investment Fund. If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, an Investment Fund has more than 10% of its assets invested in nonmarketable securities, the Investment Fund will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable consistent with the objective of limiting any loss that may be sustained upon such reduction.

    Except as stated in (o) above, if an Investment Fund complies with a percentage restriction at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

    Each Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing the stated amounts (as described in the Prospectus) in investments suggested by each Fund's name.

    Securities Subject to Resale Restrictions
    -----------------------------------------

    No Investment Fund will invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or which are not readily marketable, except for master demand notes, other securities payable upon demand, fixed-time deposits, notes secured by mortgages, repurchase agreements and instruments evidencing loans of securities.

Temporary Defensive Positions

    A portion of any Investment Fund may be held in cash equivalents. Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment or in which funds are invested when warranted for liquidity reasons or when market conditions warrant a temporary "defensive" investment strategy. To the extent that an Investment Fund is employing a defensive investment strategy, it may not be able to achieve its objective. The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, repurchase agreements, obligations issued by or guaranteed by the United States government, its agencies or instrumentalities, obligations of banks, and commercial paper. For a description of repurchase agreements, see below, and for a further description of the other instruments, see above, "Other Information About the Funds' Investments - Additional Information About Investments."

                             MANAGEMENT OF THE TRUST

    The business and affairs of the Trust, a New York common law trust, are managed by the Trustees. The Trustees perform the duties and undertake the responsibilities, in effect, of a board of directors of an investment company. As Trustees, however, they must discharge their duties with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. The Trustees were last elected by vote of the Trust Participants at a meeting held on December 29, 2005. Pursuant to the Trust's Agreement and Declaration of Trust, the Trustees of the Trust have been divided into three classes of Trustees. At each annual meeting, one class of Trustees is elected. There is no limitation on the number of terms which may be served by any Trustee. The Trustees of the Trust and their principal occupations are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, is indicated in the table below under "Interested Trustees."

    The Trust has 9 Trustees who are elected for staggered terms of three years each. The Trustees are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the directors or trustees of investment companies by the Investment Company Act. The officers of the Trust are the President, one or more Vice Presidents, a Secretary and a Treasurer. The Trustees hold five regular meetings a year. The Trust currently has five standing committees: an Audit Committee, a Governance Committee, an Investment Committee, a Nominating Committee, and a Proxy Committee. These committees meet from time to time between meetings of the Trustees to consider matters concerning the Trust. At least a majority of the members of each committee, with the exception of the Proxy Committee, are not "interested persons" of the Trust as defined in the Act.

    An important function of the Trustees is the selection of investment managers for the Investment Funds and the review and evaluation of their performance. The Trustees periodically evaluate the performance of the investment managers and review the continued appropriateness of the structure of the Investment Funds. The Trustees also periodically evaluate the allocation of assets among Investment Classifications and among Investment Funds and guidelines of investment for all Plans. Effective June 1, 2003, the Trustees retained Evaluation Associates, LLC, A Milliman company, to assist them in the above matters, for which service the Fund paid Evaluation Associates, LLC, A Milliman Company, fees and expenses amounting to $ for the Fund's fiscal year ended September 30, 2005.

    The Audit Committee, which met __ times during the Trust's fiscal year ended September 30, 2005, presently consists of Messrs. Cronin, Mancino and Willis. The Audit Committee reviews the professional services to be rendered by the Trust's independent registered public accounting firm and the costs thereof. It also reviews with such firm the results of its audit and such firm's findings and recommendations, including those furnished on the adequacy of accounting controls.

    The Governance Committee, which met __ times during the Trust's fiscal year ended September 30, 2005, presently consists of Messrs. Chorbajian, McKenna and Schrauth. The Board Affairs Committee addresses issues involving conflicts of interest between the Trust and Retirement System Group Inc. and its subsidiaries. The Committee also addresses procedural issues of the Board of Trustees.

    The Investment Committee, which met __ times during the Trust's fiscal year ended September 30, 2005, presently consists of Ms. Cox and Messrs. Cronin and McKenna. The Investment Committee reviews the practices and procedures of the Trust's various investment managers, including practices relating to brokerage allocation, and makes recommendations to the Board of Trustees on the policies of such investment managers and any changes in brokerage allocation which should be made by such investment managers.

    The Nominating Committee, which met __ times during the Trust's fiscal year ended September 30, 2004, presently consists of Messrs. Chorbajian, McKenna and Schrauth. The Nominating Committee recommends Trustees to the Board for nomination by the Board for election by the Trust Participants. The

Nominating Committee does not consider nominees recommended by Trust
Participants.

    The Proxy Committee, which met __ times during the Trust's fiscal year ending September 30, 2004, presently consists of Messrs. Ficalora, McKenna and Willis. The Proxy Committee oversees the preparation of proxy materials to be distributed to Trust Participants and also oversees the collection and tabulation of proxies.


                          Trustees and Senior Officers




The following table gives background information about each member of the Trust's Board of Trustees and its senior officers. The table separately lists Trustees who are "interested persons" of the Trust and those who are "independent trustees," 75% of the Trustees. Trustees are "interested persons" of the Trust if they are officers of Retirement System Investors Inc. ("RSI") or its parent RSGroup(R), or by virtue of their executive positions with plan sponsors of plans of participation in the Trust that previously held an interest in RSGroup(R) stock. The address of each Trustee and senior officer listed is RSI Retirement Trust, 150 East 42nd Street, 27th floor, New York, NY 10017. Each member of the Board of Trustees oversees all six Investment Fund portfolios in RSI Retirement Trust and is elected for a three-year term.



            Interested Trustees
        Name, Birth Date, Positions                       Principal Occupation(s) During Past 5
     With Trust and Year Service Began                     Years and Other Directorships Held
     ---------------------------------                     ----------------------------------



Joseph R. Ficalora +                         Trustee of the Trust; President and Chief Executive Officer of New
Birth Date:  August 12, 1946                 York Community Bancorp, Inc.; President and Chief Executive Officer
Trustee                                      of New York Community Bank; Director of the Federal Home Loan Bank;
Began Serving:  2002                         member of the Federal Reserve Bank Advisory Council; Past Chairman
                                             and currently a Director of the Community Bankers Association of New
                                             York State and Chairman of Group VI and member of the Executive
                                             Committee; Director of Asset Management Fund Large Cap Equity
                                             Institutional Fund, Inc.; President and Director of the Queens
                                             Library Foundation Board; Director or Trustee of Queens College
                                             Foundation; Queensborough Community College Fund; Flushing Cemetery;
                                             Queens Borough Public Library; Forest Park Trust; and New York Hall
                                             of Science. Also a member of the Advisory Council of the Queens
                                             Museum of Art.


William A. McKenna, Jr. ++                   Trustee of the Trust; Chairman Emeritus, Ridgewood Savings Bank,
Birth Date:  December 26, 1936               Ridgewood, New York; Director of St. Vincent's Services; Director of
Trustee                                      Boys Hope Girls Hope; Director of Asset Management Fund Large Cap
Began Serving: 1998                          Equity Institutional Fund, Inc.; Director of Asset Management Fund;
                                             Director of Retirement System Group Inc.; Director of RSGroup Trust
                                             Company; Director of The Calvary Fund; Director of American Institute
                                             of Certified Public Accountants; Director of Irish Educational
                                             Development Foundation; Trustee of the Catholic University of
                                             America; Member of U.S. Advisory Board for All Hallows College;
                                             Member of NYC Leadership Council for Habitat for Humanity; Director
                                             of St.


                                       12

                                             Aloysius School; and Member of the Hoftstra University Zarb School of
                                             Business Strategic Partnership Board.




+ Mr. Ficalora is an "interested person" of the Trust because he is an executive officer of a plan sponsor of a plan of participation in the Trust that previously held an interest in RSGroup(R) stock.
++ Mr. McKenna is an "interested person" of the Trust because he is a director of RSGroup(R).


           Independent Trustees
        Name, Birth Date, Positions                         Principal Occupation(s) During Past 5
     With Trust and Year Service Began                        Years and Other Directorships Held
     ---------------------------------                        ----------------------------------



Herbert G. Chorbajian                        Trustee of the Trust; Director of Charter One Financial, Inc. from
Birth Date:  September 4, 1938               November 1998 to September 2004 and Vice Chairman from November 1998
Trustee                                      to June 2003; Chairman and Chief Executive Officer from October 1990
Began Serving: 1994                          and President and Director from June 1985 to November


                                             1998 of ALBANK, FSB, Albany, New York; Chairman, President and Chief
                                             Executive Officer of ALBANK Financial Corporation, Albany, New York
                                             from December 1991 to November 1998; Director or Trustee of the
                                             Northeast Health Foundation, Inc.; the Albany Cemetery Association;
                                             and Empire State Certified Development Corp.

Thomas F. Collins                            Principal of HAS Associates Inc. from 1990 to 2004; Principal of
Birth Date: July 31, 1943                    Collins & Associates Inc. since 2005; Director of South Shore
Trustee                                      Mental Health Center, Quincy Mass, since 1984.

Began Service: 2004


Candace Cox                                  Trustee of the Trust; Managing Director, Emerald Capital Advisors,
Birth Date:  August 26, 1951                 LLC; formerly Director of Institutional Investments with Lord Abbett
Trustee                                      & Co. from December 1999 to February 2000; and President and Chief
Began Serving: 1992                          Investment Officer, Bell Atlantic (formerly NYNEX) Asset Management
                                             Company from November 1995 to May 1998.


James P. Cronin                              Trustee of the Trust; President, Treasurer and Chief Executive
Birth Date:  June 10, 1945                   Officer of Dime Bank, Norwich, Connecticut; Director or Trustee of
Trustee                                      Norwich Free Academy; St. Jude Common; John S. Blackmar Fund; W.W.
Began Serving: 1997                          Backus Hospital; RSGroup Trust Company; and Integrated Day Charter
                                             School Foundation.


Joseph L. Mancino*                           Trustee of the Trust; Director of New York Community Bancorp., Inc.;
Birth Date:  July 20, 1937                   formerly Chairman and Chief Executive Officer of The Roslyn Savings
Trustee                                      Bank, Jericho, New York and Vice Chairman, President and Chief
Began Serving: 2000                          Executive Officer of Roslyn Bancorp, Inc.; Director of Helen Keller
                                             Services For The Blind; Theodore Roosevelt Council-Boy Scouts of
                                             America; Interfaith Nutrition Network; National Center for Disability
                                             Services; Winthrop Hospital; and SBLI USA.



* Mr. Mancino was an "interested person" of the Trust prior to November 2003 because he was an executive officer of a plan sponsor of a plan of participation in the Trust that held an interest in RSGroup(R) stock.

        Name, Birth Date, Positions                       Principal Occupation(s) During Past 5
     With Trust and Year Service Began                     Years and Other Directorships Held
     ---------------------------------                     ----------------------------------


William L. Schrauth                          Trustee of the Trust; retired President and Chief Executive Officer,
Birth Date:  April 25, 1935                  Partners Trust Bank (formerly The Savings Bank of Utica), Utica, New
Trustee                                      York from August 1977 to December 2000; Interim Executive Director
Began Serving: 1981                          for the Community Foundation of Herkimer & Oneida Counties, Inc. from
                                             August 2001 to July 2002; and Director of RSGroup Trust Company.


Raymond L. Willis                            Trustee of the Trust; private investments; Chairman, U.T.C. Pension
Birth Date:  January 12, 1936                Trust, Ltd.; President, U.T. Insurance Ltd.; Director of Association
Trustee                                      of Private Pension and Welfare Plans; and Trustee of
Began Serving: 1985                          SenioreOfficersts Research Institute.




Senior Officers
---------------


        Name, Birth Date, Positions                       Principal Occupation(s) During Past 5
     With Trust and Year Service Began                     Years and Other Directorships Held
     ---------------------------------                     ----------------------------------


William Dannecker                            President of the Trust; Trustee from May 1987 to March 2004 and from
Birth Date:  December 5, 1939                January 2005 to December 2005; Chairman of the Board of Directors of
President                                    Retirement System Group Inc.; Director of Retirement System Investors
Began Employment: 1986                       Inc.; Director of Retirement System Consultants Inc.; Director of
                                             Retirement System Distributors Inc.; Director of RSG Insurance Agency
                                             Inc.; and Chairman of the Board of Directors of RSGroup Trust
                                             Company.


Stephen P. Pollak                            Executive Vice President, Counsel, Secretary and Chief Compliance
Birth Date:  August 27, 1945                 Officer of the Trust; Director, Executive Vice President, Counsel and
Executive Vice President, Counsel,           Secretary of Retirement System Group Inc.; Director, Vice President
Secretary and Chief Compliance Officer       and Secretary of Retirement System Consultants Inc.; Director, Vice
Began Employment: 1986                       President, Secretary and Compliance Officer of Retirement System
                                             Distributors Inc.; Director, Vice President and Secretary of
                                             Retirement System Investors Inc.; Director and President of RSG
                                             Insurance Agency Inc.; Director, Executive Vice President, Counsel
                                             and Secretary of RSGroup Trust Company; and Secretary of The
                                             Multi-Bank Association of Delaware, Newark, Delaware.


                                       15

William J. Pieper                            Senior Vice President and Treasurer of the Trust; Senior Vice
Birth Date:  October 30, 1951                President, Trust Services of Retirement System Group Inc.; Senior
Senior Vice President and Treasurer          Vice President, Trust Services of RSGroup Trust Company; formerly
Began Employment: 2004                       Vice President, Manager of Fiduciary Services, People's Bank,
                                             Bridgeport, Connecticut from August 1985 to April 2004.

C. Paul Tyborowski                           Executive Vice President of the Trust; Director, President and Chief
Birth Date: September 4, 1953                Executive Officer of Retirement System Group Inc.; Director,
Executive Vice President                     President and Chief Executive Officer of RSGroup Trust Company;
Began Employment: 2001                       President of Retirement System Distributors Inc.; President of
                                             Retirement System Investors Inc; President of the Multi-Bank
                                             Association of Delaware, Newark, Delaware; formerly Managing Director and Director of Marketing at Columbus Circle Investors, Stanford,
                                             Connecticut, and President and Chief Executive Officer of Columbus
                                             Circle Trust Co. from 1994 to 1998.


Compensation
------------

    The Trust pays to each Trustee who is not an officer of the Trust a fee of $950 for each board meeting and each committee meeting which they attend. A fee of $400 is paid to each non-officer Trustee who participates in a telephonic meeting. In addition, the Trust pays to each non-officer Trustee an annual fee of $15,000. Trustees may elect to defer to a future date a portion of such fees under a deferred compensation plan provided by the Trust under Section 457 of the Code.


    The Trustees hold six regular meetings a year. During the Trust's fiscal year ended September 30, 2005, total Trustee compensation amounted to $____. The Trustees and officers are reimbursed for their reasonable expenses incurred in attending meetings or otherwise in connection with their attention to the affairs of the Trust. During the Trust's fiscal year ended September 30, 2005, the total of such reimbursed expenses was $____.


    The Trust does not provide Trustees or officers, directly or indirectly, with any pension or retirement benefits for their services to the Trust. William Dannecker, President of the Trust, is a Director of RSGroup(R), the Service Company, the Broker-Dealer and RSI. C. Paul Tyborowski, Executive Vice President of the Trust, is an officer and Director of RSGroup,(R) and an officer of the Service Company, the Broker Dealer, and RSI and receives compensation in such capacities. Stephen P. Pollak, Executive Vice President, Counsel and Secretary of the Trust, is an officer and Director of RSGroup,(R) the Broker-Dealer, the Service Company, and RSI, and receives compensation in such capacities. William
J. Pieper, Senior Vice President and Treasurer of the Trust is an officer of RSGroup(R) and the Service Company and receives compensation in such capacities.


    The Trustees received the compensation shown below for services to the Trust during the fiscal year ended September 30, 2005. With the exception of President William Dannecker, officers of the Trust do not receive any direct compensation from the Trust; however, they do receive compensation from RSGroup(R) and its subsidiaries if employed by RSGroup(R). For services to the Trust during the fiscal year ended September 30, 2005, President Dannecker received aggregate compensation from the Trust of $____.

                                        Aggregate      Pension or Retirement      Estimated Annual  Total Compensation
                                    Compensation from   Benefits Accrued as        Benefits upon        from Trust**
           Name of Trustee              the Trust      Part of Trust Expenses       Retirement       Paid to Trustees
           ---------------              ---------      ----------------------       ----------       ----------------


    Interested Trustees
    -------------------


    Joseph R. Ficalora                 21,500                  - 0 -                   - 0 -               21,500
    William A. McKenna                 27,800                  - 0 -                   - 0 -               27,800

    Independent Trustees
    --------------------
    Herbert G. Chorbajian             $21,100                  - 0 -                   - 0 -              $21,100
    Thomas F. Collins                      -0-                  -0-                     -0-                    -0-
    Candace Cox                        39,750*                 - 0 -                   - 0 -               39,750*
    James P. Cronin                    29,550                  - 0 -                   - 0 -               29,550

    Joseph L. Mancino                  23,550                  - 0 -                   - 0 -               23,550

    William L. Schrauth                22,250                  - 0 -                   - 0 -               22,250
    Raymond L. Willis                  25,300                  - 0 -                   - 0 -               25,300

______________________________

* Aggregate compensation excludes amounts deferred under the Trust's Section 457 Deferred Compensation Plan. The total amount of deferred compensation payable under the Plan as of September 30, 2005 is as follows: Ms. Cox $___.


**  The Trust is not a part of any larger fund complex.



Investment Fund Ownership by Trustees+



                                                     Dollar Range of Equity                      Aggregate Dollar Range of
                                                       Securities in Each                      All Equity Securities in All
              Name                                      Investment Fund                              Investment Funds
              ----                                      ---------------                              ----------------


Joseph R. Ficalora*                                           None                                         None


William A. McKenna, Jr.*           Core Equity Fund:  Over $100,000                                    Over $100,000
                                   Emerging Growth Equity Fund:  Over $100,000
                                   Value Equity Fund:  Over $100,000
                                   Intermediate-Term Bond Fund:  $50,001-$100,000
                                   Actively Managed Bond Fund:  $50,001-$100,000


Herbert G. Chorbajian                                         None                                         None

Thomas F. Collins                                             None                                         None

Candace Cox                                                   None                                         None

James P. Cronin                    Core Equity Fund: Over $100,000                                     Over $100,000
                                   Emerging Growth Equity Fund:  $10,001-$50,000
                                   Value Equity Fund:  Over $100,000
                                   International Equity Fund:  $10,001-$50,000



Joseph L. Mancino                  Actively Managed Bond Fund:  $10,001-$50,000                       $10,001-$50,000



William L. Schrauth                Core Equity Fund:  $50,001 - $100,000                               Over $100,000
                                   Emerging Growth Equity Fund:  $10,001-$50,000
                                   Value Equity Fund:  $50,001-$100,000
                                   Intermediate-Term Bond Fund: $10,001-$50,000
                                   Actively Managed Bond Fund:  Over $100,000

Raymond L. Willis                                             None                                         None



____________________
+ Ownership as of September 30, 2005.

* Denotes a Trustee who is currently an "interested person" of the Trust, as defined in the Act.


CONTROL PERSONS AND PRINCIPAL UNITHOLDERS

    No person controls the Trust.


    A Plan of Participation of each of the Trust Participants listed below or an Individual Retirement Accountholder owned of record and beneficially five percent or more of the Trust's outstanding units and each of the Investment Fund's outstanding units, as of December 31, 2005. Defined Contribution Plans of Participation are indicated by an asterisk (*).


Name                                                 Percentage
----                                                 ----------

Trust (considered as a whole):
-----------------------------

New York Community Bank                                _______
Ridgewood Savings Bank                                 _______

Core Equity Fund:
----------------

New York Community Bank                                _______
Ridgewood Savings Bank                                 _______

Emerging Growth Equity Fund:
---------------------------

New York Community Bank                                _______
Ridgewood Savings Bank                                 _______


Value Equity Fund:
-----------------

New York Community Bank                                _______
Ridgewood Savings Bank                                 _______


International Equity Fund:
-------------------------

New York Community Bank                                _______
Ridgewood Savings Bank                                 _______
Partners Trust Bank                                    _______
Independence Community Bank                            _______
First Niagara Financial Group, Inc.                    _______

Actively Managed Bond Fund:
--------------------------

New York Community Bank                                _______
Ridgewood Savings Bank                                 _______

Intermediate-Term Bond Fund:
---------------------------

New York Community Bank                                _______
Ridgewood Savings Bank                                 _______
Partners Trust Bank                                    _______

    The addresses of these Trust Participants are as follows: First Niagara Financial Group, 6950 South Transit Road, Lockport, NY 14094; Independence Community Bank, 195 Montague Street, Brooklyn, NY 11201; New York Community Bank, 615 Merrick Avenue, Westbury, NY 11590, Partners Trust Bank, 233 Genesee Street, Utica, NY 13501; Ridgewood Savings Bank, 71-02 Forest Avenue, Ridgewood, NY 11385.

    The Trustees and officers of the Trust own, as a group, less than 1% of the outstanding units of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Managers


    Retirement System Investors Inc. ("RSI"), 150 East 42nd Street, New York, NY 10017, serves as the investment manager for each Investment Fund pursuant to Investment Management Agreements dated March 25, 2004 and June 4, 2004*. RSI retains sub-advisers, subject to RSI's overall supervision, to manage each of the portfolios pursuant to Sub-Investment Advisory Agreements. RSI is responsible for overall management of each Investment Fund's business affairs, as well as managing the portfolios of each Investment Fund in the event an Investment Fund does not have a sub-adviser.

    The sub-advisers for the Core Equity Fund are RCM Capital Management LLC ("RCM"), which is allocated 60% of that Investment Fund's assets for investment and Northern Trust Investments, N.A. ("NT"), which is allocated 40% of that Investment Fund's assets for investment. The sub-advisers for the Emerging Growth Equity Fund are Batterymarch Financial Management, Inc.

("Batterymarch"), which is allocated 60% of that Investment Fund's assets for investment and Neuberger Berman Management Inc. ("NB Management"), which is allocated 40% of that Investment Fund's assets for investment. The sub-adviser for the International Equity Fund is Julius Baer Investment Management LLC ("JBIM"). The sub-adviser for the Value Equity Fund, the Actively Managed Bond Fund, and the Intermediate-Term Bond Fund is Shay Assets Management, Inc. ("Shay").


    RSI is a wholly-owned subsidiary of RSGroup(R). It was formed in March 1989 to act as investment adviser to certain of the Fund's Investment Funds and currently manages approximately $ million in assets.


___________________

 * Manager of managers advisory agreement.



    Batterymarch Financial Management, Inc., 200 Clarendon Street, Boston, MA 02116, is a wholly owned, independent affiliate of Legg Mason, Inc., a diversified financial services company. Batterymarch was founded in 1969 to manage U.S. equity portfolios for institutional clients. As of September 30, 2005, Batterymarch managed approximately $___ billion in assets.


    Julius Baer Investment Management LLC, 330 Madison Avenue, New York, NY 10017, was created in 1983 and is a wholly-owned subsidiary of Julius Baer Securities Inc. ("JBS"), a broker-dealer. JBIM and JBS are part of the Julius Baer Group founded in 1890, one of Switzerland's leading investment institutions, managing assets for institutional and private clients around the world. JBIM has branch offices in Los Angeles and London (U.K.). JBIM manages approximately $ billion, including $___ billion in international equities.

    Neuberger Berman Management Inc., 605 Third Avenue, New York, NY 10158, and its predecessor firms have specialized in investment management dating to 1939, and established one of the first no-load mutual funds in 1950. Neuberger Berman, LLC and Lehman Brothers Inc., affiliates of NB Management, may act as brokers in the purchase and sale of Emerging Growth Equity Fund securities, and provide NB Management with certain assistance in the management of the portfolio without added cost. NB Management and Neuberger Berman, LLC currently manage approximately $___ billion in assets. NB Management became a wholly-owned subsidiary of Lehman Brothers Holdings Inc. on October 31, 2003. Lehman Brothers, a publicly traded company, is a leading global investment bank.

    Northern Trust Investments, N.A., 50 South LaSalle Street, Chicago, IL 60675, established in 1997, is a wholly-owned subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation, a bank holding company. NT has been managing S&P 500 Index assets for over 25 years and currently manages approximately $___ billion in S&P Index assets.

    RCM Capital Management LLC, Four Embarcadero Center, San Francisco, CA 94111 is a wholly-owned subsidiary of US Holdings. US Holdings, a registered investment adviser is wholly-owned by Dresdner Bank AG, which is a subsidiary of Allianz AG, based in Germany. Dresdner was originally formed in 1970 as Rosenberg Capital Management and has approximately $___ billion under management in its San Francisco office and an additional $___ billion under management in affiliated offices.

    Shay Assets Management, Inc., 230 West Monroe Street, Chicago, IL, is a wholly-owned subsidiary of Shay Investment Services, Inc., a diversified financial services company that is a closely held corporation controlled by Rodger D. Shay, Sr. and Rodger D. Shay, Jr. Shay was founded in 1997 and currently manages approximately $___ billion in assets. Shay has branch offices in Miami, FL and New York, NY.


     Sub-advisers are selected based upon a quantitative and qualitative evaluation of their skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating sub-advisers.

    Each sub-adviser has complete discretion to purchase and sell portfolio securities for its segment of an Investment Fund within the parameters of the Investment Fund's objectives, policies and restrictions. Although the investment manager's and each sub-adviser's activities are subject to general oversight by the Trustees, the Trustees do not evaluate the investment merits of the investment managers' individual security selections.


    Each Contract had or has an initial term of two years and remains in effect from year to year thereafter, if such continuance is approved in the manner required by the Investment Company Act. Each Contract may be terminated by either party, without penalty, on not more than 60 days' nor less than 30 days' written notice, or by vote of a majority of the unitholders. The Contracts will also terminate automatically in the event of "assignment" as defined in the Investment Company Act.


    The Investment Management and Sub-Advisory Agreements provide for fees at the annual rates set forth in the following table. As of September 30, 2005, the Subadvisory fees are payable by RSI and not by the Investment Funds.


                                                       Total Management
                    Investment Fund                           Fee                  Subadvisory Fee
                    ---------------                           ---                  ---------------

       CORE EQUITY FUND
       ----------------

       RCM
       First $100 Million                                    **                         0.40%
       Next $300 Million                                     **                         0.25%
       Next $600 Million                                     **                         0.20%
       Over $1 Billion                                       **                         0.15%

                                                                                        0.16%
       NT                                                                               0.10%
       First $25 Million                                     **                         0.06%
       Next $25 Million                                      **                         0.04%
       Next $50 Million                                      **
       Over $100 Million                                     **



    EMERGING GROWTH EQUITY FUND
    ---------------------------

    BATTERYMARCH
    First $25 Million                                        **                        0.85%
    Next $75 Million                                         **                        0.70%
    Over $100 Million                                        **                        0.60%

    NB MANAGEMENT                                            **                        0.80%


    VALUE EQUITY FUND
    -----------------


    First $150 Million                                          0.55%                  0.35%
    Over $150 Million                                           0.50%                  0.30%


    INTERNATIONAL EQUITY FUND
    -------------------------
    First $20 Million                                           **                     0.60%
    Next $20 Million                                            **                     0.50%
    Next $60 Million                                            **                     0.40%
    Over $100 Million                                           **

    ACTIVELY MANAGED BOND FUND AND
    INTERMEDIATE TERM BOND FUND*
    ----------------------------
    First $150 Million                                           0.40%                 0.25%
    Over $150 Million                                            0.35%                 0.20%



* The two Investment Funds are added together for purposes of calculating the breakpoints.

** Total Management Fee and breakpoints for these Investment Funds are shown in the "Manager of Managers Advisory Fees" table on page 23.

Compensation Paid to Investment Managers for the Past Three Years.


    Investment managers were paid the following amounts for the fiscal years ended September 30, 2005, September 30, 2004 and September 30, 2003:

                                                  2005               2004             2003
                                                  ----               ----             ----

Core Equity Fund*

         RSI                                    $                   $293,231        $725,474
                                                ------
         NT                                                         73,375            3,168
                                                ------
         RCM                                                       365,829           16,301
                                                ------


Value Equity Fund

         RSI***                                 $                  $388,144          $422,818
                                                ------
         Shay                                                      145,040             -
                                                ------



Emerging Growth Equity Fund**


         RSI                                    $                  $142,046         $116,647
                                                ------
         HLM                                                            -                663
                                                ------
         Batterymarch                                              340,212           281,145
                                                ------

         Neuberger Berman                                          222,226           188,236

International Equity Fund****

         RSI                                    $                  $121,474         $102,968
                                                ------
         BIAM                                                      282,565           303,839
                                                ------
         JBIM                                                       69,727              -



Actively Managed Bond Fund

         RSI***                                 $                 $348,147         $455,522
                                                ------
         Shay                                                      131,541              -
                                                ------


                                       22

Intermediate-Term Bond Fund

         RSI***                                 $_____             $111,318         $161,494
                                                ------
         Shay                                    _____              36,645              -
                                                ------


CONTINUE HERE

* RSI managed this entire portfolio prior to September 15, 2003. RSI was terminated as portfolio manager effective September 15, 2003.

** RSI managed 15.85% of this portfolio, beginning February 8, 1999. HLM Management Company, Inc. (HLM) managed 50% of the portfolio from April 1, 1997 to February 8, 1999, and 84.15% of the portfolio from February 8, 1999 to September 30, 1999. RSI and HLM were terminated as portfolio managers effective October 2, 2002.

*** RSI managed these portfolios prior to May 1, 2004. RSI was terminated as portfolio manager of each of these portfolios effective May 1, 2004.

**** Bank of Ireland Asset Management (U.S.) Limited (BIAM) managed the portfolio from March 1, 1999 to July 26, 2004. BIAM was terminated as portfolio manager effective July 26, 2004.

Manager of Managers Advisory Fees

    The following table shows the advisory fee structure for the Trust with respect to each of its Investment Funds, if the "manager of manager" structure is implemented:+

         Investment Fund                                   Advisory Fee
         ---------------                                   ------------

        Core Equity Fund                             First $250 Million   0.52%
                                                     Over $250 Million    0.48%

   Emerging Growth Equity Fund                       First $150 Million   1.04%
                                                     Over $150 Million    0.94%

        Value Equity Fund                            First $150 Million   0.54%
                                                     Over $150 Million    0.48%

    Actively Managed Bond Fund                       First $250 Million   0.34%
                                                     Over $250 Million    0.30%


    International Equity Fund                        Total Assets         0.80%

   Intermediate-Term Bond Fund                       First $100 Million   0.40%
                                                     Over $100 Million    0.35%

____________________________

+ The "manager of managers" structure is currently used in connection with the Core Equity Fund, Emerging Growth Equity Fund and International Equity Fund.

Other Investment Manager Information

    No investment manager provides any services to an Investment Fund except portfolio investment. However, if authorized by the Fund, an investment manager or its affiliate may execute portfolio transactions for the Funds and receive brokerage commissions therefore.

    An adviser may also serve as a discretionary investment manager or non-discretionary investment adviser to management or advisory accounts unrelated in any manner to the Fund. Each Contract requires the adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities, but does not obligate the adviser to give the Fund exclusive or preferential treatment.

    Although the investment manager and the subadvisers make investment decisions for an Investment Fund independently from those for their other clients, it is likely that similar investment decisions will be made from time to time. When an Investment Fund and a client are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and allocated as to quantity between the Investment Fund and the clients in a manner considered by the investment manager to be equitable. In some cases, this system could have a detrimental effect on the price or volume of the security to be purchased or sold, as far as the particular Investment Fund is concerned. In other cases, however, it is believed that coordination and the ability to participate in volume transactions should be to the benefit of an Investment Fund.


Portfolio Managers

         The Prospectus contains information about the portfolio managers, the individuals who are primarily responsible for the day-to-day management of the Investment Funds. The sections below contain certain additional information about the portfolio managers, other accounts managed by them, their compensation, and potential conflicts of interest and whether a portfolio manager owns shares of an Investment Fund that he manages. All information set forth below is as of September 30, 2005.

Management of Other Accounts

         As of September 30, 2005, each portfolio manager of each Investment Fund was also primarily responsible for the day-to-day management of other accounts, as set forth in the table below.

         The table below shows the number of other accounts managed by each portfolio manager and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

      Other Accounts Managed / Total Assets in those Accounts (in millions)
              (Total Accounts Managed with Performance Based Fees /
                         Total Assets in those Accounts)
                         -------------------------------

  Investment Fund and            Other Registered              Other Pooled
   Portfolio Manager           Investment Companies         Investment Vehicles          Other Accounts
  -------------------          --------------------         -------------------          --------------
Actively Managed
Bond Fund
      Deborah DaGiau                  1 / $29.58                    0 / $0                   0 / $0
Core Equity Fund
      Ray Edelman                     24 / $87.6                    0 / $0                   0 / $0
      Chad M. Rakvin                   8 / $11.9                    0 / $0                   0 / $0
Emerging Growth
Equity Fund

      Other Accounts Managed / Total Assets in those Accounts (in millions)
              (Total Accounts Managed with Performance Based Fees /
                         Total Assets in those Accounts)
                         -------------------------------

  Investment Fund and            Other Registered              Other Pooled
   Portfolio Manager           Investment Companies         Investment Vehicles          Other Accounts
  -------------------          --------------------         -------------------          --------------
      Anthony C. Santosus             4 / $1,058                 12 / $737.3             163 / $7,723.4
                                                                 (1 / $34.6)              (8 / $679.5)
  ------------------------------------------------------------------------------------------------------
      Lisa Bozoyan                    4 / $1,058                 12 / $737.3             163 / $7,723.4
                                                                 (1 / $34.6)              (8 / $679.5)
  ------------------------------------------------------------------------------------------------------
      Yu-Nien (Charles) Ko            4 / $1,058                 12 / $737.3             163 / $7,723.4
                                                                 (1 / $34.6)              (8 / $679.5)
  ------------------------------------------------------------------------------------------------------
      Edward R. Miller                4 / $1,058                 12 / $737.3             163 / $7,723.4
                                                                 (1 / $34.6)              (8 / $679.5)
  ------------------------------------------------------------------------------------------------------
      Michael D. Soares               4 / $1,058                 12 / $737.3             163 / $7,723.4
                                                                 (1 / $34.6)              (8 / $679.5)
  ------------------------------------------------------------------------------------------------------
      Michael Fasciano                6 / $1,289                    0 / $0                  7 / $448
                                     (6 / $1,289)                                          (7 / $448)
Intermediate-Term
Bond Fund
      Deborah DaGiau                  1 / $112.8                    0 / $0                   0 / $0
International
Equity Fund
      Richard Pell                    10 / $18.6                   7 / $3.3                 63 / $9.1
                                                                                          (1 / $308.6)
      Rudolph-Riad Younes             10 / $18.5                   7 / $3.3                 63 / $9.1
Value Equity Fund
      Martin J. Cunningham             0 / $0                      0 / $0                   0 / $0


Portfolio Manager Compensation Structure

         Actively Managed Bond Fund. Deborah DaGiau, the portfolio manager for the Actively-Managed Bond Fund is compensated by Shay Assets Management, Inc., through [a fixed base salary and a bonus based on performance. (Performance measure to be added by amendment.)] Shay Assets Management, Inc., compensates Ms. DaGiau in substantially the same manner for each portfolio that Ms. DaGiau manages.

         Core Equity Fund. RCM Capital Management LLC, a subadviser for the Core Equity Fund, compensates Ray Edelman through a fixed base salary set. Additionally, Mr. Edelman's compensation is directly affected by the performance of the individual portfolios he managers, including the Investment Fund, as well as the performance of his portfolio management team and the overall success of the firm. A target bonus amount is established at the beginning of the year based on peer data. The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the Mr. Edelman's performance rating is quantitative, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant Lipper or institutional peer group). Performance is calculated over a three-year trailing period. The remaining 30% of the bonus is based on a qualitative review of Mr. Edelman's performance.

         Northern Trust Investments, N.A., another investment advisers for the Core Equity Fund, compensates Chad Rakvin, Northern Trust's portfolio manager through [a fixed base salary and a bonus based on performance. (Performance measure to be added by amendment.)] Northern Trust compensates Mr. Rakvin in substantially the same manner for each portfolio that he manages.

         Emerging Growth Equity Fund. Batterymarch compensates its portfolio managers, including Anthony C. Santosus, Lisa Bozoyan, Yu-Nien (Charles) Ko, Edward R. Miller, and Michael D. Soares through a combination of base salary, annual bonus and long-term incentive compensation, as well as a benefits package made available to all Batterymarch employees on a non-discretionary basis. The bonus and long term incentive compensation is discretionary; and is determined at fiscal year end. A portfolio manager's discretionary compensation is based on several factors, including the short term and longer-term investment performance of the product on which the portfolio manager works. Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is not analyzed by any individual client portfolio, such as the Investment Fund. The analysis of this performance is based on comparison to an appropriate published index for a particular product as well as a comparison to a group of peer managers. Batterymarch compensates its portfolio managers in substantially the same manner for each portfolio managed.

         Neuberger Berman compensates its portfolio managers, including Michael Fasciano, through a base salary that is not fixed to performance as well as a variable amount that is determined by comparisons to pre-determined peer groups and benchmarks. Each portfolio manager of Neuberger Berman also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman's initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

         Intermediate Term Bond Fund. Deborah DaGiau, the portfolio manager for the Actively-Managed Bond Fund is compensated by Shay Assets Management, Inc., through [a fixed base salary and a bonus based on performance. (Performance measure to be added by amendment.)] Shay Assets Management, Inc., compensates Ms. DaGiau in substantially the same manner for each portfolio that she manages.

         International Equity Fund. The portfolio managers for JBIM LLC, Richard Pell and Rudolph-Riad Younes, are paid a fixed salary. Bonuses are determined by direct reports based on the performance of the firm and the investment performance of the investment team. JBIM also offers a Long-Term Retirement Plan and a Confidential Long-Term Stock Option Incentive Plan. Additionally, certain portfolio managers of JBIM LLC have significant equity profit participation. Other compensation received by the portfolio managers include a fixed profit-sharing payment, a fixed-amount deferred compensation, and participation in JBIM LLC's employee stock purchase plan, 401(k) plan, and retirement plan. JBIM LLC compensates each portfolio manager in substantially a similar method for any other account managed.

         Value Equity Fund. Martin J. Cunningham, the portfolio manager for the Actively-Managed Bond Fund is compensated by Shay Assets Management, Inc., through [a fixed base salary and a bonus based on performance. (Performance measure to be added by amendment.)]

Investment Fund Ownership of Portfolio Managers
-----------------------------------------------

         Except for those portfolio managers listed below, none of the portfolio managers listed above beneficially own shares of the Investment Fund or Investment Funds they manage.

                                                         Value of Shares in the
  Portfolio Manager        Investment Fund               Investment Fund Owned
  -----------------        ---------------               ---------------------

Martin Cunningham        Value Equity Fund                 $10,001 - $50,000
Debbie DaGiau            Actively Managed Bond Fund        $50,001 - $100,000

Potential Conflicts of Interest
-------------------------------

         The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest for portfolio managers. For example, the most attractive investments could be allocated to higher-fee accounts or performance fee accounts or higher-fee accounts could be favored as to timing and/or execution price. Also, a portfolio manager could focus his time and efforts primarily on higher-fee accounts due to a personal stake in compensation. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of an Investment Fund and other accounts, the portfolio manager may aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions. Aggregation of trades may create the potential for unequal treatment of an Investment Fund if another account is favored over that Investment Fund when allocating securities purchased or sold. Also, depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given to, or the timing or nature of decisions made with respect to, an Investment Fund.

         To reduce potential conflicts of interest, RSI and each of the subadvisers have established policies and procedures governing brokerage practice and the allocation of trades. These policies and procedures are designed to ensure that the purchase and sale of securities among accounts are fairly and equitably allocated. In addition, RSI and each of the subadvisers have also established policies and procedures governing the personal securities transactions of the portfolio managers. See "Investment Advisory and Other Services -- Code of Ethics."

Distribution Agreement

    Pursuant to the Distribution Agreement, approved effective August 1, 1993, the Broker-Dealer will distribute and promote the sale of units in the Trust's Investment Funds without compensation for its services.

    Pursuant to the Distribution Agreement, the Broker-Dealer is responsible for paying all of the "distribution expenses" incurred in connection with the performance of its services on behalf of the Trust. For purposes of the Distribution Agreement, "distribution expenses" means all expenses which represent payment for activities primarily intended to result in the sale of units including, but not limited to, the following: (a) payments made to, and expenses of, persons or entities which provide sales services in connection with the distribution of units, including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Trust, processing transactions and providing any other service to new or prospective holders of units; (b) costs relating to the formulation and implementation of marketing and promotional activities with respect to units, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (c) costs involved in preparing, printing and distributing advertising and sales literature pertaining to units; and (d) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities with respect to units that the Trust or the Broker-Dealer may, from time to time, deem advisable.

    The Distribution Agreement was initially effective until July 31, 1995, and remains in effect from year to year thereafter if such continuance is approved in the manner required under the Investment Company Act. The Distribution Agreement may be terminated by the Trust or the Broker-Dealer without penalty, on not more than 60 days' nor less than 30 days' written notice. The Distribution Agreement will also terminate automatically in the event of its "assignment" as defined in the Investment Company Act.

    The procedures for sales and redemption of Fund units are described in the Prospectus.

The Service Agreement

    Effective August 1, 1990, the Trust entered into a Service Agreement with the Service Company, whereby the Service Company provides the Trust with the general administrative and related services necessary to carry on the affairs of the Trust.

    Pursuant to the Service Agreement, the Service Company has agreed to: (a) manage, supervise and conduct the affairs and business of the Trust, and matters incidental thereto, in a manner consistent with the Trust's Agreement and Declaration of Trust, Rules and Procedures, Statement of Investment Objectives and Guidelines and Prospectus, as these may be amended from time to time; (b) furnish or provide to the Trust such office space, equipment and personnel, and such clerical and back office services, as the Trust may reasonably require; (c) provide the Trust with stock transfer agent and registrar services and maintain sufficient trained personnel and equipment and supplies to perform such services; (d) provide the Trust with Plan administrative services necessary due to the fact that the Trustees of the Trust are the Trustee Administrator for each of the affected Participating Trusts under the Trust's Agreement and Declaration of Trust; and (e) provide the Trust with certain administrative services in connection with Individual Retirement Accounts. In addition, the Service Company provides information relating to the allocation of assets between equities and fixed income obligations and within specified Investment Funds of the Trust.

    Effective June 1, 2003, the Trustees of the Trust approved continuance of an amended Service Agreement with the Service Company. Under the current Service Agreement, the Service Company is paid a fee for its services as of the last day of each month such Service Agreement is in effect, at an annual rate of .50%, based on the average daily net assets of each of the Trust's separately managed Investment Fund portfolios for such month.

    The Service Company will pay all of the fees and expenses incurred by it in providing the Trust with the services and facilities described in the Service Agreement. The Trust will pay, or reimburse the Service Company for the payment of, the following fees and expenses incurred by or on behalf of the Trust, including, without limitation: (1) fees and expenses relating to investment advisory services; (2) fees and expenses of custodians and depositories; (3) fees and expenses of legal counsel, independent auditors and consultants; (4) interest charges; (5) all Federal, state and local taxes (including, without limitation, stamp, excise, income and franchise taxes); (6) costs of stock certificates and other expenses of issuing and redeeming units; (7) costs incidental to unitholder meetings; (8) fees and expenses of registering or qualifying units for sale under Federal and state securities laws; (9) costs (including postage) of printing and mailing prospectuses, proxy statements and other reports and notices to unitholders and to governmental agencies (other than in connection with promoting the sale of units to prospective new investors); (10) premiums on all insurance and bonds; (11) fees and expenses of the Trust's Trustees; (12) fees and expenses paid to any securities pricing organization; and (13) fees and expenses paid to any third party arising out of any of the services relating to Participating Trusts and other unitholders, as described in the Service Agreement.

    The amended Service Agreement is initially effective until December 31, 2003, and will remain in effect from year to year thereafter if such continuance is approved in the manner required for investment advisory contracts under the Investment Company Act, and if, in addition, the following findings are made by a majority of the Trust's Trustees who are "not interested" (as defined in the Investment Company Act): (A) that the Service Agreement is in the best interests of the Trust and its unitholders; (B) that the services to be performed pursuant to the Service Agreement are services required for the operation of the Trust;
(C) that the Service Company can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and (D) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

    The Service Agreement may be terminated by the Trust or the Service Company, without penalty, on not more than 60 days' nor less than 30 days' written notice. The Service Agreement will also terminate automatically in the event of its "assignment" (as defined in the Investment Company Act).

Code of Ethics

    The Trust and its Investment Adviser, RSI and Principal Underwriter have adopted a Consolidated Code of Ethics under Rule 17j-1 of the Investment Company Act (the "Code of Ethics"). The Code of Ethics significantly restricts the personal investing activities of the access persons of each of these organizations, as described below.

    The Code of Ethics requires that access persons subject to the Code pre-clear any personal securities investments in "private placement" securities (including all private equity partnerships, hedge funds, limited partnership or venture capital funds) and securities offered in an initial public offering (including so-called "hot" initial public offerings). In addition, no access person may purchase or sell any security that to his actual knowledge at the time of such purchase or sale is being considered for purchase or sale by the Trust or is being purchased or sold by the Trust.


Batterymarch, JBIM, RCM, NB Management, NT and Shay, each employed as sub-advisers, have adopted Codes of Ethics similar to the Code of Ethics described above.


Proxy Voting Policies and Procedures

    The Trustees of the Trust have delegated to the investment manager of each Fund the authority to vote proxies of companies held in the respective Fund's portfolio. Each investment manager intends to apply its pre-determined proxy voting guidelines when voting proxies on behalf of the Fund managed.

    Each manager recognizes that an investment adviser is a fiduciary that owes its clients, including the Fund, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of the Fund managed must do so in a manner consistent with the best interests of the Fund and its unitholders.

    Each investment manager will seek to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner, based on internal and external research, and without consideration of any client relationship factors. Furthermore, each investment manager may, in its discretion, engage a third party as an independent fiduciary, to vote proxies it receives.

    All proxies received by each investment manager are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The Voting Guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in the manager's policies on specific issues.

    Proposals that are believed to raise a material conflict of interest between the investment manager and the Fund are referred to the Fund's Board of Trustees. Specifically, the investment manager will disclose the conflict to the Board and obtain its consent to the proposed vote in question prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of the manager's conflict so that the Board would be able to make an informed decision regarding the vote. If the Board does not respond to such a conflict disclosure request, or denies the request, the investment manager will refrain from voting the securities held by the Fund.

    When evaluating proposals, each investment manager considers the following factors:

    o protection of publicly held companies from the market's focus on short-term considerations;
    o  providing management with short-term insulation from outside influences;
    o opposition of proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of its shareholder's; and
    o ability of management to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals.

    Accordingly, each investment manager is expected to generally vote in accordance with management on issues that the manager believes neither unduly limits the rights and privileges of shareholders nor adversely affects the value of investment.

    Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free 800-772-3615 and also on the Commission's website at http://www.sec.gov.

    A summary of the voting policies of the Trust's subadvisers is set forth in Appendix I of this SAI.

Selective Disclosure of Portfolio Holdings

    The Trust currently intends to publish its portfolio holdings by inclusion in the Trust's annual and semi-annual reports to unitholders and by filing schedules of investments with the Commission on a quarterly basis. This information may be separately provided to any person commencing the day that it is first filed with the Commission on Forms N-CSR and N-Q.

    Generally, the dissemination of Trust portfolio holdings information before the information is made publicly available is limited to fund service providers where an Investment Fund has a legitimate business purpose in doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. For purposes of this policy, "portfolio holdings information" means the Investment Fund's actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions. The Trust may also provide portfolio holdings information to ratings and rankings organizations that publish their analyses of the Trust's holdings (but not the holdings themselves) provided that such third party recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.

    The rating and rankings organizations that currently have arrangements to receive the information described above are: Lipper Inc. (full holdings monthly; 5th business day after month-end); Morningstar, Inc. (full holdings monthly, 6th business day after month-end); Standard & Poor's (full holdings monthly, 5th business day after month-end); Bloomberg L.P. (full holdings quarterly, 7th or 8th business day after quarter-end). In addition, the Trust may provide portfolio holdings information to ratings and rankings organizations at the same time it is submitted to the Commission in required filings.


    An Investment Fund's investment adviser, sub-adviser (as applicable), fund accountant, investment consultant, custodian, distributor, proxy voting service provider (as applicable) or any employee or agent of such persons ("Fund Representative") may have access to Investment Fund portfolio holdings information on a regular basis (or, as necessary to vote Investment Fund proxies, with respect to the proxy voting service). Fund Representatives are required to keep all portfolio holdings information confidential and are prohibited from trading based on the information they receive. Neither the Investment Fund nor a Fund Representative will disclose an Investment Fund's portfolio holdings information to any person other than in accordance with the Policy. With respect to the proxy voting service, an Investment Fund's investment adviser (or sub-adviser, as applicable) will provide portfolio holdings information to such service, subject to these conditions.


    Neither the Trust nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. Consideration, for this purpose, includes any agreement by the recipient or any affiliate of information to maintain assets in the Investment Funds or in other investment companies or accounts managed by RSI or its affiliates.

    The Chief Compliance Officer ("CCO") (or his or her designee) is the person who is authorized to disclose Investment Fund portfolio holdings information. If an Investment Fund or Fund Representative seeks to disclose portfolio holdings information to specific recipients under this policy or pursuant to circumstances not specifically addressed in this policy, the CCO should be contacted. The CCO (or his or her designee) may authorize disclosure of portfolio holdings information under other circumstances, subject to the execution by the proposed recipient of a confidentiality agreement that contains trading restrictions.

    An Investment Fund's portfolio manager and other employees of Fund Representatives who possess non-public information about the Investment Fund's portfolio holdings may purchase or sell fund shares only in accordance with the provisions of the applicable code of ethics under Rule 17j-1 under the Investment Company Act of 1940.

    The CCO or his or her designee will monitor compliance with this policy and will advise the Board of any disclosures of portfolio holdings information that are permitted other than as disclosed in this policy, at the quarterly board meeting following such disclosure.

    This policy was presented to the Trust's Board of Trustees for review and approval as part of the Fund's compliance program under Rule 38a-1 under the Investment Company Act. This policy will be reviewed on an annual basis, for adequacy and effectiveness, in connection with the Trust's compliance program under Rule 38a-1 under the Investment Company Act; any related issues will be brought to the attention of the Trustees.


                   BROKERAGE ALLOCATION AND PORTFOLIO TURNOVER

    Each investment manager determines the broker to be used, if any, in each specific securities transaction executed on behalf of the Trust with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction, taking into consideration the quality of execution (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying information to an investment manager. The investment information provided to an investment manager is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Trust effects securities transactions are used by those investment managers to whom such services are furnished in carrying out their investment management responsibilities with respect to all their client accounts and not all such services may be used by such investment managers in connection with the Trust. There may be occasions where the transaction costs charged by a broker may be greater than those which another broker may charge if the investment manager determines in good faith that the amount of such transaction cost is reasonable in relationship to the value of the brokerage and research services provided by the executing broker. No investment manager has entered into agreements with any brokers regarding the placement of securities transactions because of research services they provide.

    The Trust's investment managers deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market or the third market. Investment managers may also purchase listed securities through the third market (i.e., transactions effected off the exchange with brokers). Where securities transactions are executed in the over-the-counter market or third market, each investment manager seeks to deal with primary market makers except in those circumstances where, in their opinion, better prices and executions may be available elsewhere.


    During the Trust's fiscal years ended September 20, 2005, September 30, 2004, and September 30, 2003, the following Investment Funds paid the aggregate brokerage commissions indicated:


Investment Fund                 FYE 9/30/05      FYE 9/30/04       FYE 9/30/03
---------------                 -----------      -----------       -----------

Core Equity Fund                $                  $173,374           $502,356
                                ------
Value Equity Fund                                   174,357            242,527
                                ------
Emerging Growth Equity Fund                         172,632            361,071
                                ------
International Equity Fund       $                   102,249             45,141
                                ------



    The Actively Managed Bond Fund and Intermediate-Term Bond Fund paid no brokerage commissions for the fiscal years ended September 30, 2005, September 20, 2004, and September 30, 2003.


    During the Trust's fiscal years ended September 30, 2005, September 30, 2004 and September 30, 2003, the investment managers allocated to persons or firms supplying investment information to them the following amounts of transactions in portfolio securities of the respective Investment Funds listed below and associated brokerage commissions:


         Name of                    Amount of                          Amount of
         Investment Fund            Portfolio Transactions             Brokerage Commissions
         ---------------            ----------------------             ---------------------


         Core Equity Fund           $             (2005)               $          (2005)
                                    $  19,065,022 (2004)               $   17,587 (2004)
                                    $ 200,219,870 (2003)               $  263,517 (2003)


         Emerging Growth            $             (2005)               $          (2005)
           Equity Fund              $           0 (2004)               $        0 (2004)


                                    $  42,296,077 (2003)               $   97,309 (2003)



         Value Equity               $             (2005)                $         (2005)
           Fund                     $  14,607,199 (2004)                $  24,005 (2004)

                                    $  33,614,869 (2003)                $  73,576 (2003)



         International              $             (2005)                $         (2005)
           Equity Fund              $           0 (2004)                $       0 (2004)

                                    $           0 (2003)                $       0 (2003)



    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 2005, the Trust held repurchase agreements issued by Bear, Stearns & Co., Inc. valued at $_____ . Bear Stearns & Co., Inc. is a "regular broker or dealer" of the Trust.

[Portfolio Turnover


    The Investment Funds having a significant variation in portfolio turnover rates over the last two fiscal years were:

                                        09/30/05           9/30/2004
                                        --------           ---------

Core Equity Fund                                %              52.45%
                                         --------
Value Equity Fund                               %              51.63%
                                         --------



Emerging Growth Equity Fund                     %              88.67%
                                         --------

Actively Managed Bond Fund                      %              53.28%
                                         --------

International Equity Fund                       %              98.88%
                                         --------

Intermediate-Term Bond Fund                     %              71.15%
                                         --------

The reason for the variation from year-to-year in the turnover rate for these Funds was optimization of return potential.]

                             DISTRIBUTIONS AND TAXES


    With respect to the plans of Eligible Employers, the Trust has received from the Internal Revenue Service a determination that it is a commingled trust which is exempt from taxation under Section 501(a) of the Code with respect to funds derived from Participating Trusts which are pension or profit sharing trusts or certain deferred compensation plans maintained in conformity with Section 401(a) of the Code.


    In order for the Trust to maintain its tax-exempt status, only Qualified Trusts (including Individual Retirement Accounts) may participate in the Trust. In addition, all corpus and income belonging to any Qualified Trust must be used exclusively for the benefit of the participants and their beneficiaries under that Qualified Trust. No Participating Trust may assign any part of its interest in the Trust. The Trust must, at all times, be maintained as a domestic trust in the United States, and there must be a separate accounting for the interest of each Participating Trust in the Trust.

    The Trust does not intend to declare a dividend from its net investment income or to make distributions of any gains realized on sales of portfolio securities. Income on, and gains realized from the sale of, portfolio securities of each Investment Fund will be added to the total asset value of the assets of such Investment Fund and expenses and losses realized from the sale of portfolio securities of each Investment Fund will be subtracted from the total asset value of the assets of such Investment Fund. See, "Valuation of Units".

    Payments for units withdrawn from the Trust are not taxable upon their distribution to the trustees of a Qualified Trust which is qualified under
Section 401(a) or 408(e) of the Code. Distributions from such a trust to the beneficiaries thereof may be subject to Federal income taxation, unless "rolled over" into another tax-qualified trust or Individual Retirement Account. Qualifying distributions from a Roth IRA are not includable in gross income for Federal income tax purposes.

    The foregoing describes only certain Federal tax considerations relating to the Trust. Among other things, it does not describe other tax laws such as state or local taxes, does not describe the deductibility of contributions to Participating Trusts and does not describe the taxation of individual participants on the receipt of distributions from Participating Trusts. Trust Participants and Eligible Employers and Individual Retirement Accountholders should consult their individual tax advisors with respect to the taxes applicable to or in respect of their Plans.

                         CALCULATION OF PERFORMANCE DATA

Yield

    The yield of each Investment Fund is calculated by dividing the net investment income per unit (as described below) earned by the Investment Fund during a 30-day (or one month) period by the net asset value per unit on the last day of the period and analyzing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Investment Fund's net investment income per unit earned during the period is based on the average daily number of units outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period. This calculation can be expressed as follows:

                               [   (                ) (6)-1 ]
         Yield        =  2              a-b+ 1
                                        ---
                                        cd

    Where: a = dividends and interest earned during the period b = expenses accrued for the period c = the average daily number of units outstanding during the period that were entitled to receive dividends
                 d = the net asset value per unit on the last day of the period

    Except as noted below, for the purpose of determining net investment income earned during the period (variable "a" in the formula), interest earned on debt obligations held by an Investment Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, based on the purchase price (plus actual accrued interest), dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by an Investment Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

    The yields on certain obligations, including instruments such as commercial paper and bank obligations, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by an Investment Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such event, the investment manager will consider whether the Investment Fund should continue to hold the obligation.


    For the 30-day period ended September 30, 2005, the yield for each bond Investment Fund as to which performance may be quoted in advertising was as follows:


                       INVESTMENT FUND                    Yield
                       ---------------                    -----

                       Intermediate-Term Bond Fund              %
                                                          ------
                       Actively Managed Bond Fund               %
                                                          ------

Total Return

    Average annual total return quotes ("Standardized Return") used in an Investment Fund's performance are calculated according to the following formula:

       P(1 + T)n      =        ERV
    where:   P        =        a hypothetical initial payment of $1,000
             T        =        average annual total return
             n        =        number of years (exponent)
             ERV      =        ending redeemable value of a hypothetical $1,000
payment made at the beginning of that period.

    Under the foregoing formula, the time periods used will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication and will cover one, three, five and ten year periods or a shorter period dating from the effectiveness of an Investment Fund's registration statement. Average annual total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period.

    An Investment Fund also may include in advertising total return performance data that are not calculated according to the formula set forth above in order to compare more accurately the Investment Fund's performance with other measures of investment return. For example, an Investment Fund may calculate total return for specified periods of time by assuming the investment of $1,000 in Investment Fund units. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

    Set forth below are the average annual total returns for the period ending December 31, 2004 for each of the Investment Funds as to which performance may be quoted in advertising. Total returns are based on historical results and are not intended to indicate future performance. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Investment Fund. Each Investment Fund's total returns show its overall change in value, including changes in unit price. A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. (Footnotes are indicated at the end of the tables.)


                           Net Investment Performance

                     For Periods Ending December 31, 2005(1)


                                                                                        Annualized
                                                          ----------------------------------------------------------------------

                                      Qtr. Ended          1 Year        3 Years        5 Years         10 Years         15 Years
                                      ----------          ------        -------        -------         --------         --------

Equity Funds
Core Equity Fund
    Lipper Large-Cap Core Funds
    Avg.(2)
       Percentile Ranking in
       Lipper Universe(3)
    S&P 500(4)

Value Equity Fund
    Lipper Large-Cap Value
    Funds Avg.(5)
       Percentile Ranking in
       Lipper Universe(3)
    Russell 1000 Value(6)

Emerging Growth Equity Fund
    Lipper Small-Cap Core Funds
    Avg.(7)
       Percentile Ranking in
       Lipper Universe(3)
    Russell 2000(8)
    Russell 2000 Growth(9)

International Equity Fund
    Lipper International Funds
    Avg.(10)
       Percentile Ranking in
       Lipper Universe(3)
    EAFE(11)




Fixed-Income Funds

Intermediate-Term Bond Fund
    Lipper Short-Intermediate
    (1 to 5 yrs mat.) U.S.
    Gov't Funds Avg.(12)
       Percentile Ranking in
       Lipper Universe(3)
    Lehman Brothers
    Gov't.-Intermediate(13)


Actively Managed Bond Fund
    Lipper General U.S.
    Government Funds Avg.(14)
       Percentile Ranking in
       Lipper Universe(3)
    Lehman Brothers
    Aggregate(15)



Total Funds
RSI Retirement Trust Plan
Categories:(16)
    Category 1 - Conservative
    Risk(17)
    Category 2 - Positive
    Risk(18)




 1- All performance results shown are net of management fees and all related investment expenses, unless otherwise footnoted.

 2- Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. The results reflect performance comparison benchmark groupings and are net of all expenses other than sales charges and redemption fees. Lipper Domestic Equity Fund Grouping that represents funds that invest in large companies, with wide latitude in the type of shares they buy. On average, the price-to-earnings ratios, price-to-book ratios, and three-year earnings growth are in line with those of the U.S. diversified large-cap funds' universe average.

 3- Percentile Ranking- the number shown represents the Fund's position within its Lipper Universe benchmark. On a scale of 1 - 100, lower percentiles represent more favorable rankings, while higher numbers indicate lower relative performance. For example, if the Core Equity Fund for the quarter is number 543 out of 701 Large-Cap Core Funds, its percentile ranking would be 78 (543 divided by 701).

 4- Reflects the performance of the broad equity market. Performance results reflect an unmanaged index and are gross, since expenses are not applicable.

 5- Lipper Domestic Equity Fund Grouping that represents funds that invest in large companies, generally those that are considered undervalued relative to a major unmanaged stock index. These funds will normally have below average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth compared to the U.S. diversified large-cap funds' universe average. Prior to March 19, 2001, the Value Equity Fund was classified by Lipper Inc. as a Multi-Cap Value Fund.

 6- A representative index that reflects the performance of approximately 750 stocks with a less than average growth orientation; low price-to-book and price-earnings ratios and higher dividend yields. The performance results reflect an unmanaged index and are gross, since expenses are not applicable.

 7- Lipper Domestic Equity Fund Grouping that represents funds that invest in small companies. Small-cap core funds have more latitude in the companies in which they invest, and typically have an average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth compared to the U.S. diversified small-cap funds' universe average.

 8- An index that reflects the performance of 2000 small company securities
    (growth and value stocks with a dollar-weighted average market capitalization of approximately $635 million). The performance results reflect an unmanaged index and are gross, since expenses are not applicable.

 9- A representative index which includes only small company growth securities
    (dollar-weighted average market capitalization is approximately $655 million). The performance results reflect an unmanaged index and are gross, since expenses are not applicable. This index is most representative of smaller stocks that are held in the Trust Emerging Growth Equity Fund.

10- Lipper International Large-Cap Core Funds classification is comprised of funds that invest at least 75% of their equity assets in large companies strictly outside of the U.S. Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ration, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-

    U.S.BMI. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees.

11- EAFE Index (Morgan Stanley Capital index covering Europe, Australia, and the
    Far East) represents greater than 1300 non-U.S. stocks in over 20 countries. The performance results reflect an unmanaged index and are gross, since expenses are not applicable.

12- Lipper Fixed-Income Fund Grouping that represents funds that invest at least
    65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of up to five years.

13- Index that consists of approximately 80% of U.S. Treasury issues and 20% of U.S. Government Agency issues with maturities ranging from one to ten years. Performance results reflect an unmanaged index and are gross, since expenses are not applicable.

14- Lipper Fixed-Income Fund Grouping that represents funds that invest at least
    65% of their assets in U.S. government and agency issues and typically maintain an average portfolio maturity of ten years or more.

15- Index that consists of U.S. government, corporate, mortgage-backed and asset-backed issues with both intermediate-term maturities (one to ten years) and long-term maturities (over ten years). Performance results reflect an unmanaged index and are gross, since expenses are not applicable.

16- The performance information of these two categories reflects asset allocation strategies employed by the Board of Trustees of RSI Retirement Trust with respect to those employee benefit plans over which the Board of Trustees has investment discretion. The asset allocation strategies are designed to take into account the differing levels of risk tolerance of such plans.

17- Effective 11/1/94, Category 1 (Conservative Risk Tolerance) replaces the former Low Risk and Average Risk Categories. The asset segment ranges for this Category are 45-55% for both equity and fixed-income.

18- Prior to 11/1/94, Category 2 (Positive Risk Tolerance) was the former category 3. The asset segment ranges for this Category are 60-70% for equity and 30-40% for fixed-income.

    N/A = Not Applicable

    For more complete information about RSI Retirement Trust, including charges and expenses, send for a prospectus from Retirement System Distributors Inc., 150 East 42nd Street, New York, NY 10017, call 1-800-772-3615.

    Read the prospectus carefully before you invest or send money. RSI Retirement Trust is distributed exclusively by Retirement System Distributors Inc. Total returns are based on historical results and are not intended to indicate future performance. Future performance and unit net asset value will fluctuate so that units, if redeemed, may be worth more or less than their original cost.

Quotations of Performance Information

    Each Investment Fund's performance may be quoted in advertising in terms of total return. Total returns are based on historical results and are not intended to indicate future performance. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Investment Fund. Each Investment Fund's total return shows its overall change in value, including changes in Unit price. A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns for more than one year tend to smooth out variations in returns, they are not the same as actual year-by-year results.

    The performance of an Investment Fund, as well as the composite performance of all bond funds and all equity funds, may be compared to data prepared by Lipper Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe.

    In addition, the Trust may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Investor's Daily, Money Magazine, The Wall Street Journal and USA Today.

                               VALUATION OF UNITS

    Net asset value per unit of each Investment Fund is determined by dividing the total value of each Investment Fund's assets, less any liabilities, by the number of outstanding units of the respective Investment Fund.

    The Trust determines the value of the assets held in each Investment Fund as of the close of the New York Stock Exchange composite transactions on each day on which the Exchange is open for trading (normally 4:00 p.m. Eastern Time), provided that such determination need be made only on each day on which units are to be valued for purposes of issuance or redemption. The following days are holidays on the New York Stock Exchange: January 1, New Year's Day; third Monday in January, Martin Luther King, Jr. Day; third Monday in February, Presidents' Day; Friday before Easter, Good Friday; last Monday in May, Memorial Day; July 4, Independence Day; first Monday in September, Labor Day; fourth Thursday in November, Thanksgiving Day; and December 25, Christmas Day. Except for debt securities with remaining maturities of 60 days or less, assets for which markets are available are valued as follows: (a) each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price; (b) each unlisted equity security quoted on the NASDAQ is valued at the last current bid price obtained from the NASDAQ; (c) United States government and agency and instrumentality obligations are valued based upon bid quotations from various market makers for identical or similar obligations; and (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. Certain of these prices may be obtained by the Trust from a service which collects and disseminates such market prices. When approved by the Trustees, certain debt securities, including corporate debt obligations, may be valued on the basis of prices provided by such service when such prices are believed to reflect the fair market value of such debt securities.

    Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter, the Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Trustees are apprised that amortized cost no longer represents fair market value. The Trust will monitor the market value of these investments for the purpose of ascertaining whether any such circumstances exist.

    When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices are believed by the Trustees to reflect the fair market value of such securities. These securities would normally be those which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

    In the absence of an ascertainable market value, assets are valued at their fair market value using methods and procedures reviewed and approved by the Trustees.

    Investments denominated in foreign currencies are translated to United States dollars at the prevailing rate of exchange. Each foreign security is valued at its closing price or the mean between the jobber's bid and asked price, depending on the security and the exchange on which it is traded.

    The Trust does not ordinarily declare and pay dividends on its investment income. Income earned on assets in an Investment Fund is included in the total value of such Investment Fund's assets. Interest income on debt securities is accrued and added to asset value daily. Dividend income is recognized and added to asset value on the ex-dividend date. In addition, realized and unrealized gains or losses on investment securities of each Investment Fund will be added to or subtracted from, respectively, the asset value of that Investment Fund.

                               GENERAL INFORMATION

Units of Beneficial Interest and Voting Rights

    The units offered hereby constitute units of beneficial interest in the respective Investment Funds as to which they have been issued. The Agreement and Declaration of Trust provides that the Trust may issue an unlimited number of units of beneficial interest without par value. The classes are treated as series for the purposes of the Investment Company Act and are referred to elsewhere in this Prospectus as Investment Funds. The Agreement and Declaration of Trust permits the Trustees to create an unlimited number of Investment Funds and, with respect to each Investment Fund, to issue an unlimited number of full and fractional units of beneficial interest of that Trust. Each class of units designated as a separate Investment Fund represents a separate pool of assets. Currently, the Trust is offering units of beneficial interest in six Investment
Funds: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund, The Trustees may classify or reclassify units into one or more Investment Funds so long as such classification or reclassification does not have a material adverse effect on Participating Trusts which own the units.

    The units of each Investment Fund are fully paid and non-assessable, except as described in the last paragraph hereunder, have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights. The voting rights of the units held by a Participating Trust are exercised by the named fiduciary or fiduciaries of the related Plan who have been duly vested in accordance with the provisions of ERISA, with authority to invest assets of the Plan in units of the Trust or, if applicable, the Individual Retirement Accountholder ("Trust Participant"). A Trust Participant is entitled to one vote for each full unit (and a fractional vote for each fractional unit) outstanding on the books of the Trust in the name of the Participating Trust. The units of each Investment Fund have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of the Trustees can elect 100% of the Trustees if they choose to do so. On any matter submitted to a vote of Trust Participants, all units of the Trust then issued and outstanding and entitled to vote, irrespective of the class, will be voted in the aggregate and not by class, except (a) when required by the Investment Company Act, units shall be voted by individual classes; and
(b) when the matter affects an interest of less than all classes, then only Trust Participants of Participating Trusts which own units of the affected series shall be entitled to vote thereon. Units vote in the aggregate on matters such as the election of Trustees; whereas, units are voted by class on matters such as the approval of an Investment Management Agreement and changing certain investment restrictions.

    Except as set forth below under "Termination of the Trust," as used in this Prospectus, when referring to the approvals to be obtained from Trust Participants in connection with matters affecting all of the Investment Funds, the term "majority" means the vote of the lesser of (1) 67% of the Trust's outstanding units present at a meeting if the holders of more than 50% of the outstanding units are present in person or by proxy, or (2) more than 50% of the Trust's outstanding units. When referring to the approvals to be obtained from Trust Participants in connection with matters affecting less than all of the Investment Funds, the term "majority" means the vote of the lesser of (A) 67% of each Investment Fund's outstanding units present at a meeting if the holders of more than 50% of the outstanding units of such Investment Fund are present in person or by proxy, or (B) more than 50% of such Investment Fund's outstanding units.

    No document shall be issued evidencing any interest in the Trust. No Participating Trust shall have the power to sell, assign or transfer any unit or all or any part of its equity or interest in the Trust or use it as security for a loan. The Service Company is a Transfer Agent and provides transfer agency services to the Trust. See, "Administration of the Trust -- The Service Agreement."

    Participating Trusts may be subject to liability for obligations of the Trust under the laws of some jurisdictions. Therefore, the Agreement and Declaration of Trust contains a disclaimer of liability of Participating Trusts and requires notice of such disclaimer be given in each obligation entered into or executed by the Trustees. It also provides for an indemnification out of Trust property for any Participating Trust held personally liable for the obligations of the Trust.

    Because units are not transferable, certificates representing units of the Trust will not be issued. All units purchased shall be confirmed to Trust Participants and credited to the accounts of the Participating Trusts on the Trust's books.

    The Trust reserves the right in its sole discretion to (a) suspend the availability of its units, or (b) to reject requests for admission, when in the judgment of the Trustees such suspension or rejection is in the best interests of the Trust. In addition, the availability of Investment Funds to Full Participating Trusts shall be subject to the applicable authorizing election of the Full Participating Employer and the guidelines established by the Trustees.

Termination of the Trust

    The Trust has been established to continue for such time as may be necessary to accomplish the purposes as to which it was created. Subject to approval of Participating Trusts which own at least a majority of the outstanding units of any Investment Fund, the Trustees may: (a) sell the assets of such Investment Fund to another trust or corporation in exchange for cash or securities of such trust or corporation, and distribute such cash or securities, ratably among the Participating Trusts which own the units of such Investment Fund; or (b) sell and convert into money the assets of such Investment Fund and distribute the proceeds or distribute such assets ratably among the Participating Trusts which own the units of such Investment Fund.

    Upon completion of the distribution of the remaining proceeds or the remaining assets of any Investment Fund, the Trust will terminate as to that Investment Fund and the Trustees will be discharged of any and all further liabilities and duties and the right, title and interest of all parties will be canceled and discharged.

Custodian

    Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, acts as custodian of the assets of all Investment Funds.

Expenses

    All fees and expenses incurred in the administration of the Trust (other than expenses relating to the administration of Plans of Participation and any maintenance fee charged to Individual Retirement Accountholders), are charged to the Trust. Expenses relating to the administration of Plans of Participation are charged to Full Participating Employers. Expenses relating to the administration of Individual Retirement Accounts are charged to Individual Retirement Accountholders. Examples of expenses relating to the administration of Plans of Participation and Individual Retirement Accounts are general overhead expenses (other than for investment), particular expenses arising from services to particular Plans of Participation and Individual Retirement Accounts which are recorded on the basis of time records maintained by the Service Company and actuarial expense. Expenses chargeable to the Trust which are directly attributable to a particular Investment Fund are charged to that Investment Fund's operations. Expenses which are not attributable to a particular Investment Fund are allocated among the Investment Funds on bases which are deemed equitable by the Trustees.

                              FINANCIAL STATEMENTS


         The financial statements required to be included in this Statement of Additional Information are incorporated by reference from the Trust's Annual Report to Unitholders for the fiscal year ended September 30, 2005. Other portions of the Trust's Annual Report, including Highlights of the Year, President's Message and Investment Performance and Asset Values, are not incorporated by reference and therefore do not constitute a part of this Registration Statement. A copy of the Trust's Annual Report may be obtained without charge by writing to RSI Retirement Trust, 150 East 42nd Street, 27th floor, New York, NY 10017, Attention: Stephen P. Pollak, Esq.

                                   APPENDIX I



                      PROXY VOTING POLICIES OF SUB-ADVISERS

                                [GRAPHIC OMITTED]

                     BATTERYMARCH FINANCIAL MANAGEMENT, INC.


                    (a) PROXY VOTING POLICIES AND PROCEDURES



         1.   INTRODUCTION

Batterymarch's primary focus and responsibility is to preserve and enhance its clients' investment returns. An integral part of this responsibility is encouraging good corporate governance practices by the companies we invest in through conscientiously exercising shareholder rights. We believe this will result in increased value for shareholders.

Batterymarch has adopted and implemented the following policies and procedures, which we believe are reasonably designed to ensure that Batterymarch's votes are cast in a consistent manner that place our clients' interests first.

Batterymarch's Proxy Voting Philosophy and Guidelines are an integral part of this document.


         2.   VOTING AND MONITORING RESPONSIBILITY

Batterymarch's Compliance Department is responsible for managing and monitoring proxy voting operations. Batterymarch has retained Institutional Shareholder Services ("ISS"), a recognized authority on proxy voting and corporate governance, to provide day-to-day proxy voting services, including, but not limited to, obtaining information from clients' custodians, reconciling proxy ballots, providing vote recommendations, voting, recordkeeping and reporting. Batterymarch's compliance personnel are responsible for managing the relationship with ISS and ensuring that Batterymarch's fiduciary obligations are met.


         3.   VOTING AUTHORITY

Batterymarch assumes voting authority for all client accounts unless a client's Investment Management Agreement explicitly states otherwise.


         4.   HOW PROXIES ARE VOTED

Batterymarch's policy is generally to vote in accordance with the recommendations of ISS. Voting will normally be conducted in accordance with ISS's standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Proxy Voter Services ("PVS"), an independent division of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO voting guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS's proxy voting guidelines.

Under certain circumstances, Batterymarch may believe that it will be in the best interests of clients to vote against ISS's recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS's general proxy voting guidelines. In such cases, provided that Batterymarch's Compliance Department does not identify a material conflict of interest in overriding an ISS vote recommendation or voting against ISS's proxy voting guidelines, Batterymarch will override the voting recommendation of ISS.

Batterymarch will generally cast votes for all shares for which it has voting authority, unless the cost of voting is presumed to outweigh the benefit. Batterymarch's policy regarding when it may not vote proxies is described below.


    5. CONFLICTS OF INTEREST

Potential conflicts of interest may arise due to a variety of reasons that could affect how Batterymarch votes proxies. Batterymarch manages assets for a wide variety of clients that may have mutually exclusive goals regarding the outcome of a shareholders meeting. Batterymarch may have a conflict of interest when a company that is soliciting a proxy is an advisory client of Batterymarch, or when Batterymarch's employees have an interest in a proxy voting proposal that is at variance with the interests of Batterymarch's clients. With the ability to influence the outcome of a corporation's shareholders meeting comes the responsibility to prevent potential conflicts of interest from affecting the way we cast our votes. Batterymarch attempts to minimize material conflicts of interest by using pre-determined voting guidelines and by obtaining vote recommendations from ISS.

If one or more members of Batterymarch's investment teams believe that it will be in the best interests of clients to vote against ISS's recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS's general proxy voting guidelines, Batterymarch's Compliance Department will be responsible for identifying any proxy voting proposals that present a conflict of interest. If such a proposal is identified, Batterymarch's compliance personnel will decide whether it presents a material conflict of interest.

If a conflict of interest is identified, proxy proposals that are "routine," such as uncontested elections of directors, meeting formalities, and approval of financial statements, generally will not result in a material conflict of interest. Material conflicts of interest are more likely to result from non-routine proxy proposals. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

If Batterymarch's Compliance Department determines that a material conflict of interest exists, Batterymarch may vote the proposal in accordance with either
(a) the recommendations of ISS, (b) another authorized person of Batterymarch if the material conflict of interest does not relate to such other person or Batterymarch itself, or (c) each client whose portfolio includes the applicable security. If Batterymarch solicits instructions from clients on how to vote a proposal or proxy, Batterymarch may or may not disclose to such clients the nature of the conflict of interest.


         6.   WHEN BATTERYMARCH MAY NOT VOTE

Batterymarch generally does not vote proxies when it determines that the cost of voting outweighs the benefit of doing so. For example, voting proxies for shares of foreign securities may involve significant costs, such as translation of proxy materials. In some foreign markets, there are laws that prevent Batterymarch from selling shares for a period of time before and/or after a shareholder meeting (also known as "share blocking"). Where share blocking occurs, shares must be "frozen" for trading purposes in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to several weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in share blocking markets, Batterymarch retains the right whether or not to vote, based on the determination of Batterymarch's investment personnel.

ISS sends a weekly report of upcoming meetings in share blocking markets detailing each client account entitled to vote, the number of shares held, type of meeting and blocking period. Batterymarch's Compliance Department monitors these upcoming meetings, consults with Batterymarch investment team members responsible for investing in each market and arrives at a decision on whether or not to vote.


RECORDKEEPING AND REPORTING

ISS maintains complete records of all votes cast on behalf of each of Batterymarch's client accounts, including the number of shares held, meeting date, type of meeting, management recommendation, and the rationale for each vote. ISS provides Batterymarch with periodic, customized reports for each client account for which Batterymarch votes proxies.


REQUESTS TO OBTAIN PROXY VOTING INFORMATION

Batterymarch provides proxy voting summary reports to clients for whom we exercise voting responsibility on an annual basis or more frequently, subject to such clients' reporting requirements. Batterymarch is able to provide such reporting either electronically or in hard copy format. Batterymarch also provides a copy of its proxy voting guidelines to clients upon request.

A log of client requests for proxy voting information and details on the fulfillment of those requests is maintained by Batterymarch's Compliance Department.





Client requests for obtaining information about Batterymarch's proxy voting guidelines or information about how Batterymarch voted client securities, if applicable, can be obtained by contacting Batterymarch:


    By mail

    Batterymarch Financial Management, Inc.
    Attention: Compliance Department
    200 Clarendon Street, 49th Floor
    Boston, Massachusetts   02116
    USA

    By telephone

    (617) 266-8300

                      Julius Baer Investment Management LLC
                             PROXY VOTING PROCEDURES
                               September 13, 2004


                                   A. General


    It is the policy of Julius Baer Investment Management LLC ("JBIM") to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of all clients for JBIM provides discretionary investment management services and have authority to vote their proxies.

    JBIM may vote proxies as part of its authority to manage acquire and dispose of account assets. JBIM will not vote proxies if the advisory agreement does not provide for JBIM to vote proxies or the "named fiduciary" for an account has explicitly reserved the authority for itself.


    When voting proxies for client accounts, JBIM's primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, JBIM will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.


A. Proxy Oversight Committee
   -------------------------

    In order to properly monitor the proxy voting process, a Proxy Oversight Committee ("Committee") shall meet periodically to evaluate the effectiveness of JBIM's proxy voting process, and to address potential conflicts of interest as they arise. The members of the Committee include the individuals listed in Appendix A (attached hereto), and shall be selected from personnel of JBIM consisting of executive, compliance, legal, and operations.


B. Procedures
   ----------

    JBIM Operations Department ("OPS") is responsible for establishing all new accounts on the Bloomberg POMS. A New Account Checklist which is signed and approved by all key departments of JBIM is circulated along with the agreed upon Investment Guidelines for that client. OPS will code the applicable client account as "proxy voting" by including it in the Bloomberg Account Group entitled VOTING.

    To assist JBIM in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, JBIM has retained the proxy voting and recording services of Institutional Shareholder Services ("ISS"). ISS is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. JBIM intends to vote in accordance with ISS's recommendations to address, among other things, any material conflicts of interests between clients and the interests of JBIM or its affiliates. The ISS predetermined guidelines are list as Appendix B.

    In order to ensure that ISS performs its delegated duties, OPS will provide the client's custodian a letter authorizing the custodian to forward proxy ballots to ISS. In addition, ISS is sent a copy of this letter so that it may initiate a relationship with the custodian. ISS will provide an exception list of those accounts for which ballots are not yet being received. OPS will follow up with the relevant custodian to resolve outstanding matters. OPS will also supply at least on a monthly basis a full listing of positions so that ISS may ensure that they are completely voting all ballots.


C. Conflicts of Interest
   ---------------------

    JBIM is sensitive of conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

  (i) A principal of JBIM or any person involved in the proxy decision-making process currently serves on the company's Board

  (ii) An immediate family member of a principal of JBIM or any person involved in the proxy decision-making process currently serves as a director or executive officer of the company.

  (iii) The company is a client of the firm (or an affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm's revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.

This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the CCO of JBIM

Under such circumstances, JBIM will vote in accordance with ISS' predetermined guidelines, except as described below in section D.

D. ISS Overrides
   -------------

    JBIM has provided implied consent to ISS to vote in accord with their recommendation and will generally do so, JBIM Portfolio Management retains the ability through an online platform (VOTEX) to override any such vote that it believes would be in a client's best interest. In cases where JBIM Portfolio Management believes there may be an actual or perceived conflict of interest, the manager must prepare documentation of the investment rationale for the decision, the conflict of interest and the method in which the conflict would be addressed and present all such documentation to the Committee prior to providing voting instructions to ISS. The Committee shall consider all such information and either approve or disapprove the portfolio manager's request. Committee minute and all such documentation shall be maintained as part of the firm's books and records.


E. Monitoring
   ----------

    ISS will provide ad-hoc reporting as well as quarterly board reporting for client which details the voting record and denotes any exceptions wherein JBIM has deviated from its normal policy. If such activity is detected, OPS will elevate the report to Senior Management, including the Head of Legal and Compliance and the Chief Compliance Officer ("CCO"). JBIM Portfolio Management will provide the

JBIM's CCO with a written explanation of the reason for the exception. All such records shall be maintained as part for the firm's books and records.


F. Reporting and Disclosure for JBIM
   ---------------------------------

    All proxies voted by Mercantile and each proxy with respect to which Mercantile has provided advice to a client will be documented in summary form and submitted to the Proxy Committee, accompanied with the memorandums of each proxy, for approval since the last meeting of the Proxy Committee. Where an outside service provider has been involved either to advise Mercantile with respect to voting of the proxy or to vote the proxy on behalf of Mercantile, the Chief Investment Officer will submit a separate report to the Proxy Committee including reports, memoranda or other materials received from the outside service provider relating to the proxy. Once each year, JBIM shall include in its Board presentation materials to the Boards of Directors of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies' Funds during the year. With respect to those proxies that JBIM has identified as involving a conflict of interest, JBIM LLC shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

    JBIM shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. JBIM shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

G. Recordkeeping


    JBIM shall retain records relating to the voting of proxies, including:

         1. A copy of this proxy voting policy and procedures and ISS Proxy Voting Guidelines relating to the voting of proxies.

         2. A copy of each proxy statement received by JBIM regarding portfolio securities in JBIM client accounts.

         3. A record of each vote cast by JBIM on behalf of a client.

         4. A copy of each written client request for information on how JBIM voted proxies on behalf of the client account, and a copy of any written response by JBIM to the client account.

         5. A copy of any document prepared by JBIM that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

    JBIM shall rely on proxy statements filed on the SEC's EDGAR system instead of maintain its own copies and on proxy statements and records of proxy votes cast by JBIM maintained at ISS. JBIM shall obtain an undertaking from ISS to provide a copy of the documents promptly upon request.

    These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of JBIM.

                                   APPENDIX A
                  List of Members of Proxy Oversight Committee

                                 JBIM Operations
                                 CCO of JB Funds
                                   CCO of JBIM

                              NEUBERGER BERMAN, LLC
                        NEUBERGER BERMAN MANAGEMENT INC.
                      PROXY VOTING POLICIES AND PROCEDURES

                         Non-Socially Responsive Clients

I.       Introduction and General Principles

    A. Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, "NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.
    B. NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
    C. NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.
    D. In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.
    E. In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's policies and procedures.
    F. There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II.      Responsibility and Oversight

    A. NB has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:
       (1) developing, authorizing, implementing and updating NB's policies and procedures;
       (2) overseeing the proxy voting process; and
       (3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.
    B. Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.
    C. The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

    D. In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III.     Proxy Voting Guidelines

    A. NB has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.
    B. Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.
    C. There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional ("NB Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. In such event, the procedures set forth in Section V, Paragraph C will be followed.

IV.      Proxy Voting Procedures

    A. NB will vote client proxies in accordance with a client's specific request even if it is in a manner inconsistent with NB's policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.
    B. At the recommendation of the Proxy Committee, NB has engaged ISS as its voting delegate to:

       (1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;
       (2) vote and submit proxies in a timely manner;
       (3) handle other administrative functions of proxy voting;
       (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
       (5) maintain records of votes cast; and
       (6) provide recommendations with respect to proxy voting matters in general.

    C. Except in instances where clients have retained voting authority, NB will instruct Custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

    D. Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

V.       Conflicts of Interest

    A. NB has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to NB as a result of business conducted by ISS. NB believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices, a copy of which is attached hereto as Exhibit B.

    B. ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.
    C. In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time. In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients. In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in
       Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.
    D. In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time. In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients. In the event that the Proxy Committee determines that such vote presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.
    E. Material conflicts cannot be resolved by simply abstaining from voting.

VI.      Recordkeeping

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:
       (1) a copy of these policies and procedures, which shall be made available to clients upon request;
       (2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);
       (3) a record of each vote cast (which ISS maintains on NB's behalf);
       (4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;
       (5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
       (6) each written client request for proxy voting records and NB's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.


VII.     Disclosure

Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client's proxy.

Effective June 2003

                           Northern Trust Corporation
                                  Proxy Voting
                             Policies and Procedures


                                (Revised 5/19/03)



These policies and procedures apply to the voting of proxies by Northern Trust Corporation affiliates ("Northern Trust") for accounts over which Northern Trust has been granted proxy voting discretion.


SECTION 1.  PROXY VOTING GUIDELINES

The fundamental guideline followed by Northern Trust in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. As used in these policies and procedures the term "clients/beneficiaries" means any person or entity having the legal or beneficial ownership interest, as the case may be, in a trust, custody or investment management account which Northern Trust has discretionary voting authority.

Absent special circumstances of the types described below, it is the policy of Northern Trust to exercise its proxy voting discretion in accordance with the guidelines set forth in the attached Exhibit A (applicable to the voting of domestic proxies) and Exhibit B (applicable to the voting of global proxies). The domestic and global proxy voting guidelines are collectively referred to in these policies and procedures as the "Proxy Guidelines".


SECTION 2.  PROXY COMMITTEE

Northern Trust's Proxy Committee has responsibility for the content, interpretation and application of the Proxy Guidelines. Membership of the Proxy Committee consists of a group of senior Northern Trust investment and compliance officers. Meetings of the Proxy Committee may be called by the Chairperson or, in his or her absence, by any two committee members. Meetings may be conducted in person or telephonically. Except as otherwise provided in Section 5, a majority of committee members present (in person or by proxy) will constitute a quorum for the transacting of business at any meeting. The approval of proxy votes or changes to these policies and procedures or the Proxy Guidelines may be made by majority vote of those present (in person or by proxy) at a meeting called for that purpose.


SECTION 3.  INSTITUTIONAL SHAREHOLDER SERVICES

Northern Trust has delegated to an independent third party, Institutional Shareholder Services ("ISS"), the responsibility to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines.


SECTION 4.  APPLICATION OF PROXY GUIDELINES

It is intended that the Proxy Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Proxy Committee may vote proxies contrary to the recommendations of ISS if it determines such action to be in the best interests of

Northern Trust clients/beneficiaries. In the exercise of such discretion the Proxy Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. As a result, a proxy may be voted in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company's record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.

The Proxy Committee will document the rationale for any proxy voted contrary to the recommendation of ISS.


SECTION 5.  CONFLICTS OF INTEREST

Northern Trust may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, Northern Trust may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Northern Trust may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Northern Trust seeks to address such conflicts of interest in various ways, including the following:

I.       The establishment, composition and authority of the Proxy Committee

II.      The delegation of proxy review and vote recommendation functions to ISS

III. Subject to paragraph IV below, if the Proxy Committee determines that a particular proxy vote involves a potential conflict of interest between Northern Trust and a person having an interest in the outcome of that vote, it will follow the vote recommendations of ISS with respect to such proxy issue unless the Proxy Committee determines, consistent with its duty of loyalty and care, that the interests of clients/beneficiaries would be better served by voting contrary to the vote recommendation of ISS. Any determination by the Proxy Committee under this paragraph III to vote a proxy issue in a manner contrary to the vote recommendation of ISS must be made by a vote of at least five Proxy Committee members at a meeting attended (in person or by proxy) by at least five Proxy Committee members.

IV. If the Proxy Committee determines that a particular proxy issue involves a conflict of interest so severe that the Proxy Committee is unable to exercise independent judgment on the voting of such proxy issue, the Proxy Committee may resolve the conflict of interest in any of the following ways:

    o    Following the vote recommendation of ISS

    o Following the vote recommendation of an independent fiduciary appointed for that purpose



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

    o    Voting pursuant to client direction
    o    Abstaining
    o Voting pursuant to a "mirror voting" arrangement (under which shares are voted in the same manner and proportion as some or all of the other shares not voted by the Proxy Committee)

         The method selected by the Proxy Committee may vary, consistent with its duty of loyalty and care, depending upon the facts and circumstances of each situation and the requirements of applicable law. Examples of proxy votes referred to in this paragraph IV include, without limitation, voting proxies on securities issued by Northern Trust Corporation or its affiliates, and proxy votes on matters in which Northern Trust has a direct financial interest (such as shareholder approval of a change in mutual fund advisory fees where Northern Trust is the fund advisor).


SECTION 6.  PROXY VOTING RECORDS; CLIENT DISCLOSURES

Northern Trust will maintain the following records relating to proxy votes cast under these policies and procedures:

I.       A copy of these policies and procedures
II. A copy of each proxy statement Northern Trust receives regarding client securities
III.     A record of each vote cast by Northern Trust on behalf of a client.
IV. A copy of any document created by the Proxy Committee that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.
V. A copy of each written client request for information on how Northern Trust voted proxies on behalf of the client, and a copy of any written respose by Northern Trust to any (written or oral) client request for information on how Northern Trust voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. Northern Trust may rely on one or more third parties to make and retain the records referred to in items II. and
III. above.

The Proxy Committee will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request. It is generally the policy of Northern Trust not to disclose its proxy voting records to third parties.



SECTION 7.  ERISA ACCOUNTS

Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Northern Trust, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting "employer securities" held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of Northern Trust to follow the provisions of a plan's governing documents in the voting of employer securities unless it determines that to do so would breach its fiduciary duties under ERISA.


SECTION 8.  MUTUAL FUNDS

Proxies of registered management investment companies will be voted subject to any applicable investment restrictions of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

SECTION 9.  OTHER SPECIAL SITUATIONS

Northern Trust may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets").

Various accounts over which Northern Trust has proxy voting discretion participate in securities lending programs administered by Northern Trust or a third party. Because title to loaned securities passes to the borrower, Northern Trust will be unable to vote any security that is out on loan to a borrower on a proxy record date. If Northern Trust has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

                           RCM PROXY VOTING GUIDELINES
                                 AND PROCEDURES


                                  JANUARY 2004

                                Table of Contents
                                -----------------



Policy Statement and Voting Procedure.....................................page 1

Resolving Conflicts of Interest...........................................page 2

Cost-Benefit Analysis Involving Voting Proxies............................page 2

Proxy Voting Guidelines...................................................page 3

Ordinary Business Matters.................................................page 3

Auditors..................................................................page 3

Board of Directors........................................................page 4

Executive and Director Compensation.......................................page 6

Capital Structure.........................................................page 7

Mergers and Corporate Restructuring.......................................page 8

Anti-takeover Defenses and Voting Related Issues..........................page 9

Social and Environmental Issues..........................................page 11



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



                                Policy Statement


RCM exercises our proxy voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. All votes submitted by RCM on behalf of its clients are not biased by other clients of RCM. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.

A Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. These guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to these Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss these instances. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services.



                                Voting Procedure


The voting of all proxies is conducted by the Proxy Specialist in consultation with a Proxy Committee consisting of Analysts, Portfolio Managers, the Proxy Specialist, Client Services personnel and Legal Counsel. The Proxy Specialist performs the initial review of the proxy statement, third-party proxy research provided by ISS, and other relevant material, and makes a vote decision in accordance with RCM Proxy Voting Guidelines. In situations where the Proxy Voting Guidelines do not give clear guidance on an issue, the Proxy Specialist will, at his or her discretion, consult the Analyst or Portfolio Manager and/or the Proxy Committee. In the event that an Analyst or Portfolio Manager wishes to override the Guidelines, the proposal will be presented to the Proxy Committee for a final decision.

RCM retains a third-party proxy voting service, Institutional Shareholder Services, Inc. (ISS), to assist us in processing proxy votes in accordance with RCM's vote decisions. ISS is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, and contacting custodian banks to request missing proxies. ISS sends the proxy vote instructions provided by RCM to the appropriate tabulator. ISS provides holdings reconciliation reports on a monthly basis, and vote


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

summary reports for clients on a quarterly or annual basis. RCM keeps proxy materials used in the vote process on site for at least one year.


                         Resolving Conflicts of Interest

RCM may have conflicts that can affect how it votes its clients' proxies. For example, RCM may manage a pension plan whose management is sponsoring a proxy proposal. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, RCM shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how RCM resolves such material conflicts of interest with its clients.



                 Cost-Benefit Analysis Involving Voting Proxies

RCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, RCM may refrain from voting a proxy on behalf of its clients' accounts.

In addition, RCM may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on RCM's ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.



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


                             Proxy Voting Guidelines




                                Ordinary Business
                                -----------------



Ordinary Business Matters: Case-by-Case

RCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.

Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact "other business," will be voted AGAINST, to prevent the passage of significant measures without our express oversight.



                                    Auditors
                                    --------


Ratification of Auditors: Case-by-Case

RCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

RCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.


Shareholder Proposals Regarding Rotation of Auditors: Generally FOR

RCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.


Shareholder Proposals Regarding Auditor Independence: Case-by-Case

RCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.



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

                               Board of Directors
                               ------------------


Election of Directors: Case-by-Case

Votes on director nominees are made on a case-by-case basis. RCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. RCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed. When available information demonstrates a conflict of interest or a poor performance record for specific candidates, RCM may withhold votes from director nominees.


Classified Boards: AGAINST

Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. RCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. RCM will vote FOR shareholder proposals to de-classify the board of directors.


Changing Size of Board: Case-by-Case

RCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.


Majority of Independent Directors on Board: Case-by-Case

RCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis. RCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.

Minimum Share Ownership by the Board: AGAINST

Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, RCM does not support resolutions that would require directors to make a substantial investment


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

which would effectively exclude them from accepting directorships for purely financial reasons.

Establish Independent Nominating Committee: FOR

RCM votes FOR proposals to establish entirely independent nominating committees. We believe that having an independent Nominating Committee is one way to assure that shareholder interests will be adequately addressed.


Limit Tenure of Directors: AGAINST

RCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.


Director Indemnification and Liability Protection: Case-by-Case

RCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. RCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and if only the director's legal expenses would be covered, RCM may vote FOR expanded coverage.


Separate Chairman/Chief Executive Officer: Case-by-Case

RCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. RCM generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO's decisions. We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled non-management meetings with a powerful and independent Lead Director.


Diversity of the Board of Directors: Case-by-Case

RCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis. RCM generally votes FOR requests for reports on the company's efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.



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

                       Executive and Director Compensation
                       -----------------------------------


Stock Incentive Plans: Case-by-Case

RCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.

RCM utilizes research from a third-party proxy voting service (ISS) to assist us in analyzing all details of a proposed stock incentive plan. Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.


Shareholder Proposals Regarding Options Expensing: FOR

RCM generally votes FOR shareholder proposals requesting companies to disclose the cost of stock options as an expense on their income statement, to clarify the company's earnings and profitability to shareholders.


Cash Bonus Plans (OBRA related): Case-by-Case

RCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan proposals on a case-by-case basis. OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA's $1 million cap.

The primary objective of such proposals is to avoid tax deduction limitations imposed by Section 162(m) of the Internal Revenue Code, and RCM will generally vote FOR plans that have appropriate performance targets and measures in place.

In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, RCM may vote AGAINST the cash bonus plan, and may withhold votes from compensation committee members.


Eliminate Non-Employee Director Retirement Plans: FOR

RCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value.



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Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.

Employee Stock Purchase Plans: Case-by-Case

Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions. Such plans provide performance incentives and lead employees to identify with shareholder interests. RCM will vote FOR Employee Stock Purchase Plans that include: (1) a purchase price of at least 85 percent of fair market value, and (2) an offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares) of no more than 10 percent.


Shareholder Proposals Regarding Executive Pay: Case-by-Case

RCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

RCM votes FOR proposals requesting that at least a significant portion of the company's awards are performance-based. Preferably, performance measures should include long-term growth metrics.

RCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.

RCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.

All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.



                                Capital Structure
                                -----------------


Capital Stock Authorizations: Case-by-Case

RCM votes proposals for an increase in authorized shares of common or preferred stock on a case-by-case basis, after analyzing the company's industry and performance in terms of shareholder returns. We generally vote AGAINST stock increases that are greater than 100 percent, unless the company has provided a specific reason for the increase. We will also vote AGAINST proposals for increases in which the stated purpose is to reserve additional shares to implement a poison pill. (Note: see page 10, for more on preferred stock).




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

Stock Splits and Dividends: Case-by-Case

RCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.


                       Mergers and Corporate Restructuring
                       -----------------------------------


Mergers and Restructurings: Case-by-Case

A merger, restructuring, or spin-off in some way affects a change in control of the company's assets. In evaluating the merit such transactions, RCM will consider the terms of each proposal and will analyze the potential long-term value of the investment. RCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.


Prevent a Company from Paying Greenmail: FOR

Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. RCM will generally vote FOR anti-greenmail provisions.


Golden Parachutes: Case-by-Case

RCM votes FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. RCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.


Fair Price Provision: AGAINST

Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for


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

their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.

RCM will vote AGAINST fair price provisions, if the shareholder vote requirement, imbedded in the provision, is greater than a majority of disinterested shares.

RCM will vote FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.


State Anti-takeover Statutes: Case-by-Case

RCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.


Reincorporation: Case-by-Case

RCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company's financial disclosure, the impact on current and potential business with the U.S. government, M&A opportunities and the risk of being forced to reincorporate in the future. RCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.



                Anti-takeover Defenses and Voting Related Issues
                ------------------------------------------------


Poison Pills: Case-by-Case

RCM votes AGAINST poison pills or (or shareholder rights plans) proposed by a company's management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.

RCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.




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

Dual Class Capitalization with Unequal Voting Rights: Case-by-Case

RCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. RCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.

Blank Check Preferred Stock: Case-by-Case

Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.

RCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.

RCM will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.


Supermajority Voting Provisions: AGAINST

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.

RCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.


Cumulative Voting: Case-by-Case

Cumulative voting allows shareholders to "stack" their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. RCM evaluates management proposals regarding cumulative voting, on a case-by-case basis. We will generally vote FOR shareholder proposals to restore or provide for cumulative voting, absent a record of strong corporate governance policies.

Shareholder Action by Written Consent: Case-by-Case

Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.

RCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.


Shareholder's Right to Call Special Meeting: FOR

RCM votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.

Confidential Voting: FOR

RCM votes for shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, RCM maintains records which allow our clients to have access to our voting decisions.


                         Social and Environmental Issues
                         -------------------------------


Shareholder Proposals Regarding Social and Environmental Issues: Case-by-Case

In evaluating social and environmental proposals, RCM first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RCM recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.

RCM considers the following factors in evaluating proposals that address social and environmental issues:

    o  Cost to implement proposed requirement
    o  Whether any actual abuses exist

    o  Whether the company has taken any action to address the problem
    o The extent, if any, to which the proposal would interfere with the day-to-day management of the company.

RCM generally supports proposals that encourage corporate social responsibility. However, RCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, RCM believes that these matters are best left to the judgment of management.


Sign or Endorse the CERES Principles: Case-by-Case

The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation. CERES was formed by the Coalition of Environmentally Responsible Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.

RCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs. Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company's current environmental disclosure, its environmental track record, and the practices of peer companies.


Environmental Reporting: FOR

RCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder's environmental concerns.


Northern Ireland (MacBride Principles): Case-by-Case

The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland. These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems. Divestment of stock is not called for under these principles. RCM takes the following factors into consideration regarding Northern Ireland resolutions:

    o Whether any discrimination charges have been filed against the subject company within the past year;

    o Whether the subject company has subscribed to the Fair Employment Agency's, "Declaration of Principle and Intent." (Northern Ireland governmental regulations); and
    o Whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

                          SHAY ASSETS MANAGEMENT, INC.

                               PROXY VOTING POLICY



Basic Policy:
-------------

Proxies for client securities will be voted in a way which is most economically beneficial to the client.

Explanation:
------------

In general, the Adviser's policy is to vote against all anti-takeover provisions and other actions by management that have the effect of diluting shareholders' interests (economic or voting).

More specifically, we probably vote against the management in the following:

    1.   Golden parachute agreements with existing management
    2. Significant increase in stock option bonus plans, management and board compensation
    3.   Staggered elections of directors
    4.   Different classes of stock

With respect to poison pill amendments, we will vote with management on anti-takeover provisions only after meeting with management and being convinced that the provisions are in the best interest of the stockholders. We will vote with management if staggered boards or poison pills are viewed as improving shareholders' negotiating position with potential acquirers.

We generally vote with the management on the following issues:

    1.   Management's slate of directors
    2.   Shareholder resolutions dealing with socially active causes
    3.   Approval of auditors
    4.   Fiscal year changes
    5.   Annual meeting dates

With respect to potential conflicts of interest (e.g., voting proxies of companies that Shay provides or is currently seeking to provide investment advice to pension plans, etc.), a special internal review by the Shay Executive Committee will determine the vote. After voting, a report will be made to the client, if requested.

For items not within the above categories, discussions are held between the portfolio manager and the President prior to voting.

                            PART C. OTHER INFORMATION


ITEM 23.  Exhibits.

     Exhibit Number     Document

            1(a) Agreement and Declaration of Trust made as of October 22, l940, as amended and restated effective August 1, 1990. (Filed as Exhibit 1(a) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            1(b) Amendment No. 1 to the Agreement and Declaration of Trust as amended and restated effective August 1, 1990. (Filed as Exhibit 1(b) to Post-Effective Amendment
                        No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            1(c) Amendment No. 2 to the Agreement and Declaration of Trust as amended and restated effective August 1, 1990. (Filed as Exhibit 1(c) to Post-Effective Amendment
                        No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            2           Rules and Procedures of the Trust, as amended.
                        (Filed as Exhibit 2 to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            3 Instrument Defining Rights of Shareholders. Incorporated by reference to Exhibits 1(a), 1(b), 1(c) and 2 above.

            4(a)        (1)    Investment Management Agreement between the Trust
                               and Retirement System Investors Inc., as amended and restated effective March 25, 2004. (Filed as Exhibit 4(a)(1) to Post-Effective Amendment
                               No.  25  to  the  Registrant's Registration
                               Statement on Form N-1A filed on December 3,
                               2004.)

                        (2) Investment Management Agreement between the Trust and Retirement System Investors Inc., as amended and restated effective June 4, 2004. (Filed as Exhibit 4(a)(2) to Post-Effective Amendment
                               No. 25 to the Registrant's Registration
                               Statement on Form N-1A filed on December 3,
                               2004.)


            4(b) Investment Sub-Advisory Agreements between Retirement System Investors Inc. and each of the investment sub-advisers listed below, and Schedule A thereto for each such Agreement, setting forth the terms of its respective compensation:

                        (1)    Julius Baer Investment Management LLC (Filed as
                               Exhibit 4(b)(1) to Post-Effective Amendment
                               No. 25 to the Registrant's Registration
                               Statement on Form N-1A filed on December 3,
                               2004.)
                        (2)    Batterymarch Financial Management, Inc.
                               (Filed as Exhibit C to the Registrant's
                               Definitive Proxy Statement on Schedule 14A filed on October 8, 2003.)
                        (3) Neuberger Berman Management Inc.(Filed as Exhibit D to the Registrant's Definitive Proxy Statement on Schedule 14A filed on October 8, 2003.)
                        (4)    RCM Capital Management LLC (Filed as
                               Exhibit 4(b)(4) to Post-Effective
                               Amendment No. 25 to the Registrant's
                               Registration Statement on Form N-1A
                               filed on December 3, 2004.)
                        (5)    Northern Trust Investments, N.A.
                               (Filed as Exhibit 4(a)(5) to
                               Post-Effective Amendment No. 25 to
                               Registration Statement on Form N-1A filed on
                               December 3, 2004.)
                        (6) Shay Assets Management Inc. (Filed as Exhibit A to the Registrant's Definitive Proxy Statement on
                               Schedule 14A filed on April 9, 2004.)

            5 Distribution Agreement (Filed as Exhibit 5 to Post-Effective Amendment No. 18 to the
                        Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            6 Retirement System for Savings Institutions Deferred Compensation Plan. (Filed as Exhibit 6 to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            7(a) Custody Agreement dated December 21, 1989 between the Trust and Custodial Trust Company. (Filed as Exhibit 7(c) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            7(b)        Schedule of Custodial Remuneration for
                        Custodial Trust Company. (Filed as Exhibit 7(d) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            8(a) Undertaking Letter. (Filed as Exhibit 8(a) to Post-Effective Amendment No.18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            8(b) Service Agreement. (Filed as Exhibit 8(b) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on December 1, 2003.)

            8(c) Reorganization Agreement. (Filed as Exhibit 8(c) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

            9(a)        Opinion of Milbank, Tweed, Hadley & McCloy.
                        (Filed as Exhibit 9(a) to Post-Effective
                        Amendment No. 18 to the Registrant's
                        Registration Statement on Form N-1A filed on
                        January 21, 2000.)

           10(a)        Consent of PricewaterhouseCoopers, LLP. (Filed as
                        Exhibit 10(a) to Post-Effective Amendment No.18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

          10(b)         Consent of Milbank, Tweed, Hadley & McCloy. (Filed as
                        Exhibit 10(b) to Post-Effective Amendment No.18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

          10(c)         Consent of McGladrey & Pullen, LLP. (Filed as
                        Exhibit 10(c) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

          10(d)         Independent Auditor's Report of McGladrey & Pullen, LLP.
                        (Filed as Exhibit 10(d) to Post-Effective Amendment
                        No. 18 to the Registrant's Registration Statement on Form N-1A filed on January 21, 2000.)

          10(e) Consent of Anchin, Block & Anchin LLP. (To be filed by amendment.)

          10(f) Independent Auditor's Report of PricewaterhouseCoopers, LLP. (Filed with the Registrant's Definitive 2000 Annual Report on Schedule N-30D filed on November 29, 2001.)

          11            None.

          12            None.

          13            Not applicable.

          14            None.

          15(a) Trust's Consolidated Code of Ethics. (Filed as Exhibit 15(a) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed on January 29, 2001.)

          15(b) Julius Baer Investment Management LLC Code of Ethics (Filed as Exhibit 15(b) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A filed on December 3, 2004.)

          15(c) Batterymarch Financial Management, Inc. Code of Ethics. (Incorporated herein by reference. Filed as corresponding exhibit to Post-Effective Amendment No. 23 to the Registration Statement of Legg Mason Global Trust Inc., SEC File No. 33-56672, filed on April 10, 2002.)

          15(d)         Neuberger Berman Management Inc. Code of Ethics.
                        (Incorporated herein by reference. Filed as corresponding exhibit to Post-Effective Amendment No. 92 to the Registration Statement of Neuberger Berman
                        Equity Funds, SEC File No. 2-11357, filed on
                        December 13, 2000.)

         15(e)          Dresdner RCM Global Investors LLC Code of Ethics.
                        (Incorporated herein by reference. Filed as corresponding Exhibit P (20) to Post-Effective Amendment No. 28 to the Registration Statement of SunAmerica Style Select Series Inc., SEC File No. 33-11283, filed on February 28, 2001.)

         15(f)          Northern Trust Investments, N.A. Code of Ethics.
                        (Incorporated herein by reference. Filed as corresponding Exhibit (a)(3) to Post-Effective Amendment No. 36 to the Registration
                        Statement of Northern Funds, SEC
                        File No. 033-73404, filed on May 29, 2001.)

         15(g)          Shay Assets Management, Inc. Code of Ethics.
                        (Incorporated herein by reference. Filed as Exhibit P(1) to Post-Effective Amendment No. 43 to the Registration Statement of Asset Management Fund,
                        SEC File No. 002-78808, filed on February 27, 2004.)

        16(a)           (1)     Powers of Attorney (Filed as Exhibit 16(a) to
                                Post-Effective Amendment No. 25 to the
                                Registrant's Registration Statement on Form
                                N-1A filed on December 3, 2004.)

                        (2)     Powers of Attorney (Filed as Exhibit
                                16(a)(2) to Post-Effective Amendment
                                No. 26 to the Registrant's
                                Registration Statement on Form N-1A
                                filed on February 1, 2005)

ITEM 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.


ITEM 25.  Indemnification.

          The Agreement and Declaration of Trust provides with regard to indemnification that:

     (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust) by reason of the fact that he is or was a Trustee, employee of the Trustees performing the duties of the Trustees, or officer of the Trust or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the Trust, and, with respect to any criminal action or proceeding, and had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in, or not opposed to, the best interests of the Trust, and, with respect to any criminal action or proceedings that he had reasonable cause to believe that his conduct was unlawful.

     (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that he is or was a Trustee or officer of the Trust or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Trust; except, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Trust, unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

     (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsection (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

     (d) Except as provided in subsection (c), any indemnification under subsection (a) or (b) (unless ordered by a court) shall be made by the Trust only as permitted under any applicable provisions of Title I of ERISA, and as authorized in the specific case upon a determination that indemnification of a Trustee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in subsection (a) or (b). Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of members who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion, or (3) by the Trust Participants.

     (e) Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustees or officer to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the

Trust as authorized in this Article; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

     (f) The indemnification shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of Trust Participants or disinterested members of the Trustees or otherwise, both as to action in his official capacity and as to action in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee or the Trustee performing the duties of the Trustees, or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (g) The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee or officer of the Trust, or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, Trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Trust would have the power to indemnify him against such liability; provided, however, that the Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of ERISA.

     (h)  Anything to the contrary in the foregoing subsections (a) through
(g) notwithstanding, no Trustee or officer shall be indemnified against any liability to the Trust or its Participating Trusts to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and no Trustee, or officer shall be indemnified in any other case in which the Investment Company Act would restrict or prohibit such indemnification.

          In addition, the Trust provides for indemnification of Participating Trusts and Trust Participants under the following conditions:

          In case any Participating Trust or Trust Participant or former Participating Trust or Trust Participant shall be held to be personally liable solely by reason of his being or having been a Participating Trust or Trust Participant and not because of his acts or omissions or for some other reason, the Participating Trust or Trust Participant or former Participating Trust or Trust Participant (or its successor, in the case of the Participating Trust, or his heirs, executors, administrators or other legal representatives in the case of the Trust Participant) shall be entitled out of the Trust to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Participating Trust or Trust Participant, assume the defense of any claim made against any Participating Trust or Trust Participant for any act or obligation of the Trust and satisfy any judgment thereon.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  Business and Other Connections of Investment Adviser.

          See, "Investment Managers" in the Prospectus and "Investment Managers" in the Statement of Additional Information for a description of the investment managers.

          The following are, for each investment manager, the directors and officers who are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee and a description of such business, profession, vocation or employment of a substantial nature and, if engaged in the capacity of director, officer, employee, partner or trustee, the name and principal business address of the company with which the person specified is so connected and the nature of such connection:




RETIREMENT SYSTEM INVESTORS INC.:
--------------------------------


                                        Positions                    Other Business, Profession,
Name                                    with Manager                 Vocation, Employment

C. Paul Tyborowski                      President                    -Director, President and Chief
                                                                     Executive Officer
                                                                     Retirement System Group Inc.
                                                                     150 East 42nd Street
                                                                     New York, NY  10017

                                                                     -Director, President and Chief
                                                                     Executive Officer
                                                                     RSGroup Trust Company
                                                                     135 Marginal Way, No. 610
                                                                     Portland, ME  04104

                                                                     -President and Registered Principal
                                                                     Retirement System Distributors Inc.
                                                                     150 East 42nd Street
                                                                     New York, NY  10017

                                                                     -President
                                                                     Retirement System Investors Inc.

                                       7


                                                                     150 East 42nd Street
                                                                     New York, NY  10017

                                                                     -Executive Vice President
                                                                     RSI Retirement Trust
                                                                     150 East 42nd Street
                                                                     New York, NY  10017

William Dannecker                       Director                     -Chairman of the Board of Directors
                                                                     Retirement System Group Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     - Director
                                                                     Retirement System Consultants Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     - Director and Registered Principal
                                                                     Retirement System Distributors Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     -Chairman of the Board of Directors
                                                                     RSGroup Trust Company
                                                                     135 Marginal Way, No. 610
                                                                     Portland, Maine  04104

                                                                     -President
                                                                     RSI Retirement Trust
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     -Director
                                                                     RSG Insurance Agency Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

Stephen P. Pollak                       Executive Vice President,    -Executive Vice President, Counsel,
                                        Secretary and Director       Secretary and Director
                                                                     Retirement System Group Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     -President and Director
                                                                     RSG Insurance Agency Inc.

                                       8



                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     -Vice President, Counsel,
                                                                     Secretary and Director
                                                                     Retirement System Consultants Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     -Vice President, Secretary and Director
                                                                     Retirement System Distributors Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     -Executive Vice President, Counsel,

                                                                     Secretary and Chief Compliance Officer
                                                                     RSI Retirement Trust
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     -Executive Vice President, Counsel,
                                                                     Secretary and Director
                                                                     RSGroup Trust Company
                                                                     135 Marginal Way, No. 610
                                                                     Portland, Maine  04104


Veronica A. Fisher                      Treasurer                    -Vice President and Treasurer
                                                                     Retirement System Group Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     -Treasurer
                                                                     Retirement System Consultants Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York  10017

                                                                     -Treasurer
                                                                     Retirement System Distributors Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017


                                                                     -Treasurer

                                       9


                                                                     RSG Insurance Agency Inc.
                                                                     150 East 42nd Street
                                                                     New York, New York 10017

                                                                     -Treasurer
                                                                     RSGroup Trust Company
                                                                     135 Marginal Way, No. 610
                                                                     Portland, Maine 04104

                                                                     -Vice President and
                                                                     Assistant Treasurer
                                                                     RSI Retirement Trust
                                                                     150 East 42nd Street
                                                                     New York, New York 10017



BATTERYMARCH FINANCIAL MANAGEMENT, INC.:


                                        Positions                    Other Business, Profession
Name                                    with Manager                 Vocation, Employment

Francis X. Tracy                        President, Chief Financial   -Director
                                        Officer, Secretary and       Batterymarch Financial Management (Asia)
                                        Treasurer                    Pte Ltd.

Edward A. Taber III                     Director                     -Senior Executive Vice President and Head
                                                                     of Institutional Asset Management, Legg
                                                                     Mason, Inc.

                                                                     -Vice Chairman and Director
                                                                     Legg Mason Fund Adviser, Inc.

                                                                     -Manager
                                                                     Brandywine Asset Management, LLC

                                                                     -Director
                                                                     Howard Weil Financial Corporation

                                                                     -Director
                                                                     Legg Mason Canada Holdings Ltd.

                                                                     -Director
                                                                     Legg Mason Asset Management (Asia) Pte
                                                                            Ltd.


                                                                     -Director
                                                                     Legg Mason Fund Adviser, Inc.

                                                                     -Director
                                                                     Legg Mason Holdings Limited

                                                                     -Chairman and Director
                                                                     Legg Mason Real Estate Securities
                                                                     Advisers, Inc.

                                                                     -Director
                                                                     Legg Mason Real Estate Investors, Inc.

                                                                     -Director
                                                                     Legg Mason (UK) Holdings PLC

                                                                     -Director
                                                                     LM Holdings Limited

                                                                     -Vice President and Director
                                                                     3040692 Nova Scotia Company

                                                                     -Director
                                                                     Western Asset Management Company

                                                                      -Director
                                                                     Western Asset Management Company Limited


Deepak Chowdhury                        Director                     -Vice President and Director
                                                                     Legg Mason Fund Adviser, Inc.

                                                                     -Director
                                                                     Batterymarch Financial Management (Asia)
                                                                        Pte Ltd.


                                                                     -Former Manager
                                                                     Brandywine Asset Management, LLC


                                                                     -Senior Vice President
                                                                     Legg Mason Inc.

                                                                     -Director
                                                                     Legg Mason Asset Management, LLC

                                                                     -Director
                                                                     Legg Mason Asset Management (Asia) Pte Ltd.

                                                                     -Director
                                                                     Legg Mason Focus Capital, Inc.

                                                                     -Former Director
                                                                     Legg Mason Holdings Limited

                                                                     -Chief Executive Officer and Director
                                                                     Legg Mason Investments (Europe) Limited

                                                                     -Director
                                                                     Legg Mason Investment Funds Limited

                                                                     -Director
                                                                     Legg Mason Investments Holdings Limited

                                                                     -Director
                                                                     Legg Mason Investment Management Services
                                                                         Limited

                                                                     -Director
                                                                     Legg Mason Trust, fsb

                                                                     -Director
                                                                     Legg Mason (UK) Holdings PLC

                                                                     -Director
                                                                     Berkshire Asset Management, Inc.

                                                                     -Former Director
                                                                     LM Funds Services, Inc.


                                                                     -Director
                                                                     LM Holdings Limited

                                                                     -Director
                                                                     PCM Holdings I, Inc.

                                                                     -Director
                                                                     PCM Holdings II, LLC

                                                                     -Director
                                                                     Barrett Associates, Inc.

                                                                     -Director
                                                                     Bartlett & Co.

                                                                     -Former Director
                                                                     Western Asset Management Company (Asia)
                                                                        Pte Ltd.

                                                                     -Senior Vice President
                                                                     Legg Mason Wood Walker, Incorporated

JULIUS BAER INVESTMENT MANAGEMENT LLC:

                          Positions                 Other Business, Profession,
Name                    with Manager                   Vocation, Employment




No directors or officers are or have been engaged in any other business, profession, vocation, or employment during the past two years.


NEUBERGER BERMAN MANAGEMENT INC.:



                                        Positions                    Other Business, Profession,
Name                                    with Manager                 Vocation, Employment


Jeffrey B. Lane                         Director                     - Sole Director,
                                                                     Neuberger Berman Inc.

                                                                     Vice Chairman, Lehman Brothers Inc.

Robert Matza                            Director                     - President
                                                                     Neuberger Berman LLC




Jack Rivkin                             Chairman                     Executive Vice President
                                                                     Neuberger Berman LLC


Peter E. Sundman                        President and Director       -Executive Vice President
                                                                     Neuberger Berman LLC


 Maxine L. Gerson                       Secretary                    -Senior Vice President
                                                                     Neuberger Berman, LLC


Joseph K. Herlihy                       Treasurer                    -Senior Vice President
                                                                     Neuberger Berman, LLC

                                       14




Matthew S. Stadler                      Senior Vice President        -Managing Director
                                                                     Neuberger Berman LLC


Robert Conti                            Senior Vice President        -Senior Vice President
                                                                     Neuberger Berman, LLC


Brian Gaffney                           Senior Vice President        -Senior Vice President
                                                                     Neuberger Berman, LLC


Thomas Gengler                          Senior Vice President        -Senior Vice President
                                                                     Neuberger Berman, LLC




Neuberger Berman Management Company Inc. and Neuberger Berman, LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. and are located at 605 Third Avenue, New York, NY 01058. Excluded from the foregoing list is employee participation with respect to not-for-profit agencies, charities, etc.


NORTHERN TRUST INVESTMENTS, N.A.:

The address of each person listed below is 50 South LaSalle Street, Chicago, IL 60675.



                                        Positions with Manager      Other Business, Profession,
Name                                                                Vocation Employment


Carl Beckman                            Chief Financial Officer     -Senior Vice President,
                                                                    The Northern Trust Company

Philip Hausken                          Chief Compliance Officer    -Senior Vice President,
                                                                    The Northern Trust Company
                                        Director
                                                                    -Village of Oak Park Rehab Grant Committee

Orie Dudley                             Chief Investment            -Executive Vice President and Chief Investment
                                        Officer/Director            Officer,
                                                                    The Northern Trust Corporation

                                       15



                                                                    -Executive Vice President and Chief Investment
                                                                        Officer,
                                                                    The Northern Trust Company

Frederick Waddell                       Director                    -Executive Vice President,
                                                                    The Northern Trust Corporation
                                                                    -Executive Vice President,
                                                                    The Northern Trust Company

Perry Pero                              Director                    -Vice Chairman/CFO, Risk Mgt. Business Unit
                                                                           Head,
                                                                    The Northern Trust Corporation
                                                                    -Vice Chairman/CFO, Risk Mgt. Business Unit
                                                                           Head,
                                                                    The Northern Trust Company

Lloyd Wennlund                          Director                    -Executive Vice President,
                                                                    The Northern Trust Company

Alan Robertson                          Senior Vice                 -Senior Vice President,
                                        President/Director          The Northern Trust Company

Kevin Roschford                         Senior Vice President,      -Senior Vice President/Director,
                                        Director                    The Northern Trust Company

Terence Toth                            Director/Chairman           -President,
                                                                    Northern Trust Global Investments

                                        Director                    -Northern Trust Global Advisors, Inc.

Barry Sagraves                          Director                    -Senior Vice President,
                                                                    The Northern Trust Company

Michael Vardas                          Director                    -Senior Vice President,
                                                                    The Northern Trust Company

                                        Director                    -Equilend Holdings LLC





RCM CAPITAL MANAGEMENT LLC:

The address of each person listed below is Four Embarcadero Center, San Francisco, CA 94111.



Name                                    Positions with Manager      Other Business, Profession,
                                                                    Vocation Employment

Udo Frank                               Managing Director; Chief
                                        Executive Officer; Member   -Chief Executive Officer,
                                        of                          Equities of Allianz Global Investors
                                        Management  Committee

Robert J. Goldstein                     Managing Director; Chief    -Member of the Executive Board Wisconsin Alumni
                                        Operating Officer;          Association
                                        General Counsel; Member
                                       of
                                        Management Committee

Theodore J. Dentz                       Managing Director; Client   -President, RCM Distributors LLc
                                        Marketing Officer; member
                                        of Management Committee





SHAY ASSETS MANAGEMENT, INC


Name                                    Positions with Manager      Other Business, Profession,
                                                                    Vocation Employment


Rodger D. Shay, Sr.                     Chairman and Director       -Chairman and Director,
                                                                    Shay Investment Services, Inc.

                                                                    -Chairman and Director,
                                                                    Shay Financial Services, Inc.

                                                                      -Director,
                                                                    Horizon Bank, FSB

                                                                    -Vice President,
                                                                    AMF Large Cap Equity Institutional Fund, Inc.

                                                                    -Former Vice President and Director,
                                                                    M.S.B Fund, Inc.

                                                                    -Chairman and Trustee,
                                                                    Asset Management Fund


Rodger D. Shay, Jr.                     Senior Vice President       -President and Chief Executive Officer,
                                                                    Shay Financial Services, Inc.

                                                                      -Director,
                                                                    Family Financial Holdings, LLC

                                                                      -Director,
                                                                    First Financial Bank and Trust

                                                                        -Trustee
                                                                    Asset Management Fund


Edward E. Sammons, Jr.                  President                   -Vice President and Secretary,
                                                                    AMF Large Cap Equity Fund, Inc.

                                                                    -Former Vice President and Secretary,
                                                                    M.S.B. Fund Inc.


ITEM 27. Principal Underwriters.

     (a) Retirement System Distributors Inc. acts as a principal underwriter for RSI Retirement Trust.

     (b) The following information is furnished with respect to the officers and directors of Retirement System Distributors Inc., 150 East 42nd Street, New York, New York 10017, Registrant's principal underwriter:




                                         Position and Offices with
                                         Principal Underwriter              Position and Offices with
             Name                                                                Registrant



       William Dannecker                 Director                            President


       C. Paul Tyborowski                President                           Executive Vice President

       Stephen P. Pollak                 Executive Vice President,           Executive Vice President,
                                         Secretary and Director              Counsel, Secretary and Chief
                                                                             Compliance Officer


       Veronica A. Fisher                Vice President and                  Vice President and
                                         Treasurer                           Assistant Treasurer



(c) None.

ITEM 28.   Location of Accounts and Records.

           The physical possession of each account, book or other document of the Registrant, will be maintained by the Registrant, or Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231.


ITEM 29.   Management Services.

           Retirement System Consultants Inc.
           150 East 42nd Street - 27th Floor
           New York, New York  10017.

ITEM 30.   Undertakings.

           Not applicable.

                                   SIGNATURES


               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York, on the 1ST day of December 2005.


                                                  RSI RETIREMENT TRUST


                                                   By: /s/ William Dannecker*
                                                   --------------------------
                                                   William Dannecker,
                                                   Trustee and President

               Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, in the capacities and on the dates indicated.



Signature                                   Title                                     Date
---------                                   -----                                     ----



/s/ William Dannecker*                      President                                 December 1, 2005
---------------------=
  William Dannecker                         (Principal Executive Officer)

/s/ William J. Pieper*                      Senior Vice President and Treasurer       December 1, 2005
---------------------
  William J. Pieper                         (Principal Financial and Accounting
                                            Officer)

/s/ Herbert G. Chorbajian*                  Trustee                                   December 1, 2005
-------------------------=
  Herbert G. Chorbajian

/s/ Thomas F. Collins*                      Trustee                                   December 1, 2005
---------------------=
   Thomas F. Collins

/s/ Candace Cox*                            Trustee                                   December 1, 2005
---------------=
  Candace Cox

/s/ James P. Cronin*                        Trustee                                   December 1, 2005
-------------------=
  James P. Cronin

/s/ Joseph R. Ficalora*                     Trustee                                   December 1, 2005
----------------------=
  Joseph R. Ficalora


                                       20




/s/ Maurice E. Kinkade*                     Trustee                                    December 1, 2005
----------------------=
  Maurice E. Kinkade

/s/ Joseph L. Mancino*                      Trustee                                    December 1, 2005
---------------------=
  Joseph L. Mancino

/s/ William A. McKenna*                     Trustee                                    December 1, 2005
----------------------=
  William A. McKenna

/s/ John M. Scarchilli*                     Trustee                                   December 1, 2005
-----------------------------
  John M. Scarchilli

/s/ William L. Schrauth*                    Trustee                                    December 1, 2005
------------------------
  William L. Schrauth

/s/ Raymond L. Willis*                      Trustee                                    December 1, 2005
---------------------=
  Raymond L. Willis

/s/ Stephen P. Pollak                       As attorney in fact                        December 1, 2005
---------------------                       ===================
  Stephen P. Pollak




* Signs this document pursuant to powers of attorney.




                                INDEX TO EXHIBITS



None.




                                       21